UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE AB POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2016

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Pooling Portfolios

AB U.S. Value Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 29.7%
Banks - 13.9%
Bank of America Corp.	667,126	$11,628,006
Citigroup, Inc.	96,013	5,193,343
Citizens Financial Group, Inc.	227,840	6,067,379
Comerica, Inc.	45,270	2,098,265
JPMorgan Chase & Co.	128,759	8,585,650
PNC Financial Services Group, Inc. (The)	19,246	1,838,185
Wells Fargo & Co.	223,725	12,327,248

		47,738,076

Capital Markets - 2.1%
Bank of New York Mellon Corp. (The)	43,900	1,924,576
Goldman Sachs Group, Inc. (The)	14,508	2,756,810
Morgan Stanley	45,873	1,573,444
State Street Corp.	13,920	1,010,314

		7,265,144

Consumer Finance - 4.6%
Capital One Financial Corp.	84,000	6,594,840
Discover Financial Services	50,246	2,851,963
OneMain Holdings, Inc. (a)	57,053	2,764,788
Synchrony Financial (a)	109,644	3,489,964

		15,701,555

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. - Class B (a)	21,137	2,834,260
Voya Financial, Inc.	94,644	3,852,011

		6,686,271

Insurance - 6.7%
Allstate Corp. (The)	97,800	6,137,928
American Financial Group, Inc./OH	26,608	1,968,992
American International Group, Inc.	44,050	2,800,699
Aon PLC	28,671	2,716,290
First American Financial Corp.	45,616	1,799,095
FNF Group	85,175	3,053,524
Hartford Financial Services Group, Inc. (The)	15,614	712,623
Travelers Cos., Inc. (The)	26,480	3,033,814
Unum Group	16,670	611,456

		22,834,421

Real Estate Investment Trusts (REITs) - 0.4%
RLJ Lodging Trust	60,556	1,477,566

		101,703,033

Information Technology - 13.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	185,322	5,050,024

Electronic Equipment, Instruments & Components - 1.0%
Keysight Technologies, Inc. (a)	109,749	3,381,367

IT Services - 0.9%
Xerox Corp.	308,753	3,257,344

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	304,668	5,718,618
Intel Corp.	153,580	5,339,977
NVIDIA Corp.	24,026	762,105

		11,820,700

Software - 4.2%
Microsoft Corp.	168,893	9,179,335
Oracle Corp.	132,652	5,169,448

		14,348,783

Technology Hardware, Storage & Peripherals - 2.0%
Hewlett Packard Enterprise Co. (a)	245,865	3,653,554
HP, Inc.	245,865	3,083,147

		6,736,701

		44,594,919

Health Care - 11.6%
Biotechnology - 1.0%
Gilead Sciences, Inc.	33,773	3,578,587

Health Care Providers & Services - 4.3%
Aetna, Inc.	60,240	6,189,660
Anthem, Inc.	20,464	2,668,096
Quest Diagnostics, Inc.	31,468	2,149,894
UnitedHealth Group, Inc.	32,387	3,650,339

		14,657,989

Pharmaceuticals - 6.3%
Johnson & Johnson	95,786	9,697,375
Merck & Co., Inc.	48,509	2,571,462
Pfizer, Inc.	286,506	9,388,801

		21,657,638

		39,894,214

Energy - 10.9%
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	6,913	631,295
EOG Resources, Inc.	77,085	6,431,202
Exxon Mobil Corp.	142,927	11,671,419
Hess Corp.	51,199	3,020,741
Marathon Petroleum Corp.	49,798	2,908,701
Murphy Oil Corp.	94,935	2,713,242
Occidental Petroleum Corp.	24,297	1,836,610
Phillips 66	11,091	1,015,159
QEP Resources, Inc.	26,071	411,922
SM Energy Co. (b)	32,116	943,247
Tesoro Corp.	5,436	626,064
Valero Energy Corp.	72,361	5,199,862

		37,409,464

Consumer Discretionary - 10.0%
Auto Components - 2.1%
Lear Corp.	29,952	3,770,957

Company	Shares	U.S. $ Value
Magna International, Inc. (New York) - Class A	77,918	3,540,594

		7,311,551

Automobiles - 0.6%
General Motors Co.	59,274	2,145,719

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	16,637	840,667

Media - 2.1%
Comcast Corp. - Class A	51,113	3,110,737
Thomson Reuters Corp.	17,294	697,640
Time Warner, Inc.	49,613	3,471,918

		7,280,295

Multiline Retail - 2.6%
Dollar General Corp.	51,720	3,383,005
Kohl’s Corp.	62,513	2,946,238
Target Corp.	32,758	2,374,955

		8,704,198

Specialty Retail - 2.3%
Foot Locker, Inc.	39,269	2,552,485
GameStop Corp. - Class A (b)	79,560	2,786,987
Office Depot, Inc. (a)	394,765	2,601,501

		7,940,973

		34,223,403

Industrials - 8.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	9,009	1,319,458
L-3 Communications Holdings, Inc.	31,964	3,912,713
Northrop Grumman Corp.	6,215	1,158,228
United Technologies Corp.	27,644	2,655,206

		9,045,605

Airlines - 1.8%
Delta Air Lines, Inc.	70,095	3,256,614
JetBlue Airways Corp. (a)	111,706	2,763,606

		6,020,220

Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	53,627	1,182,475

Electrical Equipment - 1.4%
Eaton Corp. PLC	81,165	4,720,557

Industrial Conglomerates - 1.0%
General Electric Co.	113,371	3,394,328

Machinery - 1.1%
ITT Corp.	93,854	3,726,942

		28,090,127

Utilities - 7.1%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	46,007	2,576,852

Company	Shares	U.S. $ Value
Duke Energy Corp.	16,595	1,124,477
Edison International	70,202	4,167,191
Exelon Corp.	86,218	2,354,614
FirstEnergy Corp.	20,437	641,517
PPL Corp.	123,973	4,220,041
Westar Energy, Inc.	56,200	2,398,616

		17,483,308

Gas Utilities - 0.3%
UGI Corp.	30,652	1,062,705

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp./VA	109,925	1,098,151

Multi-Utilities - 1.4%
Consolidated Edison, Inc.	13,495	838,714
PG&E Corp.	53,815	2,837,665
Public Service Enterprise Group, Inc.	26,100	1,020,510

		4,696,889

		24,341,053

Consumer Staples - 3.6%
Food Products - 1.5%
Bunge Ltd.	7,309	486,853
ConAgra Foods, Inc.	17,001	695,851
Ingredion, Inc.	14,532	1,432,419
Mondelez International, Inc. - Class A	55,649	2,429,635

		5,044,758

Household Products - 1.0%
Procter & Gamble Co. (The)	46,918	3,511,343

Tobacco - 1.1%
Altria Group, Inc.	67,241	3,873,082

		12,429,183

Materials - 3.1%
Chemicals - 3.1%
CF Industries Holdings, Inc.	117,035	5,399,995
LyondellBasell Industries NV - Class A	55,073	5,277,095

		10,677,090

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	21,457	722,457

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC (Sponsored ADR)	84,700	2,842,532

		3,564,989

Total Common Stocks (cost $288,365,732)		336,927,475

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (c)(d) (cost $6,074,668)	6,074,668	6,074,668

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $294,440,400)		343,002,143

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves - Class I, 0.15% (c)(d) (cost $3,895,339)	3,895,339	3,895,339

Total Investments - 101.2% (cost $298,335,739) (e)		346,897,482
Other assets less liabilities - (1.2)%		(3,981,552)

Net Assets - 100.0%		$342,915,930

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,458,421 and gross unrealized depreciation of investments was $(10,896,678), resulting in net unrealized appreciation of $48,561,743.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

AB U.S. Value Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$336,927,475		$	– 0	–	$	– 0	–	$336,927,475
Short-Term Investments	6,074,668			– 0	–		– 0	–	6,074,668
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,895,339			– 0	–		– 0	–	3,895,339

Total Investments in Securities	346,897,482			– 0	–		– 0	–	346,897,482
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$346,897,482		$	– 0	–	$	– 0	–	$346,897,482

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Information Technology - 33.8%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)(b)	30,962	$2,276,326
F5 Networks, Inc. (b)	17,250	1,776,750

		4,053,076

Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. - Class A	111,511	6,138,681

Internet Software & Services - 12.6%
Alphabet, Inc. - Class A (b)	5,645	4,306,288
Alphabet, Inc. - Class C (b)	24,478	18,177,363
Facebook, Inc. - Class A (b)	168,310	17,544,635
Twitter, Inc. (b)	121,330	3,081,782

		43,110,068

IT Services - 5.6%
Cognizant Technology Solutions Corp. - Class A (b)	92,460	5,971,067
Visa, Inc. - Class A	169,398	13,384,136

		19,355,203

Semiconductors & Semiconductor Equipment - 1.8%
NVIDIA Corp.	197,452	6,263,177

Software - 4.9%
Adobe Systems, Inc. (b)	26,590	2,431,922
ANSYS, Inc. (b)	51,130	4,765,827
Aspen Technology, Inc. (b)	62,054	2,727,273
Mobileye NV (a)(b)	51,547	2,247,449
ServiceNow, Inc. (b)	35,308	3,072,149
Tableau Software, Inc. - Class A (b)	16,260	1,577,708

		16,822,328

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	170,891	20,216,405

		115,958,938

Consumer Discretionary - 21.8%
Hotels, Restaurants & Leisure - 2.2%
Starbucks Corp.	122,450	7,517,205

Internet & Catalog Retail - 2.6%
Priceline Group, Inc. (The) (b)	7,190	8,979,231

Media - 7.2%
AMC Networks, Inc. - Class A (b)	58,454	4,752,894
Comcast Corp. - Class A	168,980	10,284,123
Walt Disney Co. (The)	84,736	9,614,994

		24,652,011

Multiline Retail - 0.9%
Dollar Tree, Inc. (b)	43,710	3,298,357

Company	Shares	U.S. $ Value
Specialty Retail - 6.2%
Home Depot, Inc. (The)	100,601	13,468,462
L Brands, Inc.	21,800	2,079,938
O’Reilly Automotive, Inc. (b)	10,010	2,641,339
Ulta Salon Cosmetics & Fragrance, Inc. (b)	17,940	2,995,980

		21,185,719

Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc. - Class B	70,056	9,267,008

		74,899,531

Health Care - 21.7%
Biotechnology - 7.9%
Alexion Pharmaceuticals, Inc. (b)	24,284	4,333,237
Biogen, Inc. (b)	51,404	14,745,751
Gilead Sciences, Inc.	77,030	8,162,099

		27,241,087

Health Care Equipment & Supplies - 6.8%
Align Technology, Inc. (b)	74,889	4,998,092
Edwards Lifesciences Corp. (b)	26,120	4,257,560
Intuitive Surgical, Inc. (b)	27,321	14,207,466

		23,463,118

Health Care Providers & Services - 4.7%
Premier, Inc. - Class A (b)	91,438	3,141,810
UnitedHealth Group, Inc.	115,285	12,993,772

		16,135,582

Life Sciences Tools & Services - 2.3%
Illumina, Inc. (b)	25,277	4,648,441
Mettler-Toledo International, Inc. (b)	9,163	3,140,893

		7,789,334

		74,629,121

Consumer Staples - 11.2%
Beverages - 1.8%
Monster Beverage Corp. (b)	40,568	6,272,218

Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	38,060	6,143,645
CVS Health Corp.	118,281	11,129,059

		17,272,704

Personal Products - 1.9%
Estee Lauder Cos., Inc. (The) - Class A	77,830	6,547,060

Tobacco - 2.5%
Philip Morris International, Inc.	96,625	8,444,059

		38,536,041

Company	Shares	U.S. $ Value
Industrials - 6.6%
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.	24,750	2,293,830

Airlines - 0.7%
Alaska Air Group, Inc.	30,375	2,421,799

Electrical Equipment - 1.6%
Acuity Brands, Inc.	12,749	2,943,489
AMETEK, Inc.	49,163	2,775,743

		5,719,232

Industrial Conglomerates - 2.2%
Danaher Corp.	77,629	7,482,659

Machinery - 0.6%
Wabtec Corp./DE	25,180	2,017,422

Professional Services - 0.8%
Robert Half International, Inc.	52,120	2,667,501

		22,602,443

Financials - 1.8%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (b)	17,190	3,046,584
BlackRock, Inc. - Class A	8,740	3,178,913

		6,225,497

Total Common Stocks (cost $242,861,659)		332,851,571

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (c)(d) (cost $10,234,142)	10,234,142	10,234,142

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $253,095,801)		343,085,713

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Exchange Reserves - Class I, 0.15% (c)(d) (cost $4,613,397)	4,613,397	4,613,397

Total Investments - 101.2% (cost $257,709,198) (e)		347,699,110
Other assets less liabilities - (1.2)%		(4,277,021)

Net Assets - 100.0%		$343,422,089

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,339,527 and gross unrealized depreciation of investments was $(1,349,615), resulting in net unrealized appreciation of $89,989,912.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$332,851,571		$	– 0	–	$	– 0	–	$332,851,571
Short-Term Investments	10,234,142			– 0	–		– 0	–	10,234,142
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,613,397			– 0	–		– 0	–	4,613,397

Total Investments in Securities	347,699,110			– 0	–		– 0	–	347,699,110
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$347,699,110		$	– 0	–	$	– 0	–	$347,699,110

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 58.4%
Energy - 25.1%
Coal & Consumable Fuels - 0.1%
Cameco Corp.	26,212	$320,326
China Shenhua Energy Co., Ltd.-Class H	220,070	344,457
Coal India Ltd.	31,180	155,023
CONSOL Energy, Inc. (a)	15,644	123,275
		943,081
Integrated Oil & Gas - 16.5%
BG Group PLC	586,720	9,088,320
BP PLC	2,263,471	13,081,573
Chevron Corp.	193,772	17,695,259
China Petroleum & Chemical Corp.-Class H	2,166,000	1,325,203
Exxon Mobil Corp.	435,321	35,548,313
Galp Energia SGPS SA	107,450	1,140,605
LUKOIL PJSC (Sponsored ADR)	67,470	2,582,752
Petroleo Brasileiro SA (Sponsored ADR) (b)	883,088	3,417,551
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	335,353	8,344,943
Royal Dutch Shell PLC-Class A	250,609	6,218,977
Royal Dutch Shell PLC-Class B	332,037	8,260,198
TOTAL SA	379,702	18,802,234
		125,505,928
Oil & Gas Equipment & Services - 0.6%
Aker Solutions ASA (c)	220,120	947,469
Deep Sea Supply PLC (a)(b)	1,185,286	255,548
Helix Energy Solutions Group, Inc. (b)	74,740	484,315
Petrofac Ltd.	117,980	1,463,523
RPC, Inc. (a)	51,360	680,520
Schlumberger Ltd.	9,750	752,212
		4,583,587
Oil & Gas Exploration & Production - 7.5%
Anadarko Petroleum Corp.	88,755	5,316,424
Apache Corp.	25,329	1,245,680
Canadian Natural Resources Ltd.	199,314	4,826,698
Cimarex Energy Co.	6,241	742,804
CNOOC Ltd.	3,474,800	3,839,287
Concho Resources, Inc. (b)	8,362	915,137
ConocoPhillips	131,277	7,095,521
Det Norske Oljeselskap ASA (a)(b)	243,034	1,598,471
Devon Energy Corp.	26,159	1,203,576
EOG Resources, Inc.	99,994	8,342,499
Hess Corp.	70,453	4,156,727
Inpex Corp.	163,600	1,623,789
Marathon Oil Corp.	45,039	788,633
Murphy Oil Corp.	65,100	1,860,558
Noble Energy, Inc.	28,771	1,055,033
Occidental Petroleum Corp.	108,359	8,190,857
Pioneer Natural Resources Co.	9,976	1,444,026
SM Energy Co. (a)	44,250	1,299,623
Woodside Petroleum Ltd.	47,833	1,040,020
		56,585,363

Company	Shares	U.S. $ Value
Oil & Gas Refining & Marketing - 0.4%
JX Holdings, Inc.	294,400	$1,194,240
Marathon Petroleum Corp.	15,140	884,328
Valero Energy Corp.	11,420	820,641
		2,899,209
		190,517,168
Equity: Other - 9.2%
Diversified/Specialty - 7.5%
Alexandria Real Estate Equities, Inc.	4,420	407,038
Ayala Land, Inc.	1,032,382	740,461
Azrieli Group	3,598	138,384
Beni Stabili SpA SIIQ	104,709	78,957
BioMed Realty Trust, Inc.	12,427	291,662
British Land Co. PLC (The)	225,513	2,831,004
Bumi Serpong Damai Tbk PT	741,500	90,130
CA Immobilien Anlagen AG (b)	60,700	1,106,607
Canadian Real Estate Investment Trust	4,365	138,031
CapitaLand Ltd.	250,900	536,654
CBRE Group, Inc.-Class A (b)	23,750	889,913
Central Pattana PCL	129,600	167,243
Cheung Kong Property Holdings Ltd.	423,000	2,766,586
Ciputra Development Tbk PT	1,326,159	110,045
Cofinimmo SA	1,977	206,462
Country Garden Holdings Co., Ltd.	692,000	260,753
Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)(c)	65,000	389,045
Digital Realty Trust, Inc.	8,241	594,259
Duke Realty Corp.	104,455	2,125,659
East Japan Railway Co.	6,200	585,678
Emira Property Fund Ltd.	373,700	447,995
Evergrande Real Estate Group Ltd. (a)	511,750	408,068
Fastighets AB Balder-Class B (b)	8,948	188,667
Fibra Uno Administracion SA de CV	223,939	522,084
Folkestone Education Trust	206,440	326,554
Fonciere Des Regions	12,748	1,130,353
Forest City Enterprises, Inc.-Class A (b)	14,463	321,657
Fortress Income Fund Ltd.	50,972	59,836
Fortress Income Fund Ltd.	50,972	141,888
Fukuoka REIT Corp.	162	264,892
Gecina SA	3,658	441,889
Globe Trade Centre SA (b)	32,170	57,133
Goldin Properties Holdings Ltd. (a)(b)	122,000	97,798
GPT Group (The)	572,727	1,909,205
Gramercy Property Trust, Inc.	80,432	1,921,520
Great Portland Estates PLC	33,341	439,948
Growthpoint Properties Ltd.	240,814	401,447
H&R Real Estate Investment Trust	16,737	268,955
Hemfosa Fastigheter AB	82,076	872,811
Henderson Land Development Co., Ltd.	98,920	610,116
Hufvudstaden AB-Class A	10,764	148,874
Hulic Co., Ltd.	35,350	324,857
Hung Poo Real Estate Development Corp.	21,000	14,020
IMMOFINANZ AG (b)	534,860	1,322,830
IOI Properties Group Bhd	186,000	95,739
Kaisa Group Holdings Ltd. (a)(b)(d)(e)	1,057,000	159,502
Kennedy Wilson Europe Real Estate PLC	64,769	1,186,190

Company	Shares	U.S. $ Value
Kiwi Property Group Ltd.	124,772	$113,588
KLCCP Stapled Group	43,500	71,315
Land Securities Group PLC	76,474	1,417,740
LendLease Group	51,969	476,922
Leopalace21 Corp. (b)	58,000	339,672
Lippo Karawaci Tbk PT	1,826,600	169,557
Longfor Properties Co., Ltd.	139,950	192,445
Mah Sing Group Bhd	150,375	50,656
Mapletree Greater China Commercial Trust (c)	180,400	117,495
Merlin Properties Socimi SA	194,108	2,417,204
Mitsubishi Estate Co., Ltd.	193,000	4,061,875
Mitsui Fudosan Co., Ltd.	164,000	4,139,105
New World China Land Ltd.	252,000	173,886
New World Development Co., Ltd.	706,000	704,598
Nomura Real Estate Master Fund, Inc. (b)	349	421,011
Oberoi Realty Ltd.	8,259	32,135
Orix JREIT, Inc.	502	656,420
Pakuwon Jati Tbk PT	2,238,000	74,485
Premier Investment Corp.	395	388,561
Pruksa Real Estate PCL	64,200	45,230
Quality Houses PCL	414,583	25,911
Redefine Properties Ltd.	386,813	282,035
Resilient Reit Ltd.	22,674	195,276
SA Corporate Real Estate Fund Nominees Pty Ltd.	650,830	211,601
SM Prime Holdings, Inc.	746,450	339,983
SP Setia Bhd Group	86,450	65,486
Sponda Oyj	23,208	94,066
Sumitomo Realty & Development Co., Ltd.	94,000	2,857,786
Summarecon Agung Tbk PT	1,041,400	116,192
Sun Hung Kai Properties Ltd.	259,663	3,217,835
Sunac China Holdings Ltd.	168,400	112,645
Suntec Real Estate Investment Trust	238,100	258,690
Supalai PCL	60,800	31,384
Swiss Prime Site AG (REG) (b)	6,148	459,817
United Urban Investment Corp.	245	326,181
UOL Group Ltd. (a)	338,248	1,462,619
VEREIT, Inc.	55,326	460,866
Wallenstam AB-Class B	19,448	158,737
West China Cement Ltd. (a)	1,324,000	264,604
WHA Corp. PCL (b)	347,700	28,522
Wharf Holdings Ltd. (The)	131,000	745,931
WP Carey, Inc.	5,364	331,871
		56,651,337
Health Care - 1.1%
Chartwell Retirement Residences	9,330	92,221
HCP, Inc.	27,978	994,058
LTC Properties, Inc.	30,200	1,287,426
Omega Healthcare Investors, Inc.	10,023	345,192
Ventas, Inc.	60,835	3,244,939
Welltower, Inc.	35,830	2,264,098
		8,227,934
Triple Net - 0.6%
National Retail Properties, Inc.	49,286	1,895,539

Company	Shares	U.S. $ Value
Realty Income Corp. (a)	56,356	$2,796,385
		4,691,924
		69,571,195
Materials - 6.5%
Aluminum - 0.0%
Alcoa, Inc.	1,524	14,265
Norsk Hydro ASA	1,525	5,888
		20,153
Commodity Chemicals - 0.4%
LyondellBasell Industries NV-Class A	19,180	1,837,828
Westlake Chemical Corp.	19,200	1,152,960
		2,990,788
Diversified Chemicals - 0.2%
Arkema SA	21,556	1,551,396
Diversified Metals & Mining - 2.1%
Anglo American PLC	1,712	10,525
Aurubis AG	17,900	1,112,430
BHP Billiton Ltd.	3,661	48,680
BHP Billiton PLC	2,451	29,415
Boliden AB	82,030	1,502,467
First Quantum Minerals Ltd.	143,080	520,700
Freeport-McMoRan, Inc.	97,336	796,209
Glencore PLC (b)	2,061,883	3,002,086
Korea Zinc Co., Ltd.	3,770	1,482,466
Lundin Mining Corp. (b)	253,660	693,294
Rio Tinto Ltd.	483	16,083
Rio Tinto PLC	188,271	6,233,801
South32 Ltd. (b)	339,000	291,816
		15,739,972
Fertilizers & Agricultural Chemicals - 1.5%
Agrium, Inc. (Toronto)	7,187	709,524
CF Industries Holdings, Inc.	48,705	2,247,249
Monsanto Co.	46,051	4,382,213
Potash Corp. of Saskatchewan, Inc.	44,506	900,818
Syngenta AG (REG)	4,789	1,763,788
UPL Ltd.	208,160	1,314,395
		11,317,987
Forest Products - 0.0%
West Fraser Timber Co., Ltd.	3,620	148,600
Gold - 1.0%
Agnico Eagle Mines Ltd.	57,610	1,530,572
Barrick Gold Corp./CA	69,873	514,322
Barrick Gold Corp./US (a)	70,960	520,846
Franco-Nevada Corp.	8,794	422,694
Goldcorp, Inc.	168,497	1,992,263
Koza Altin Isletmeleri AS	55,510	224,799
Newcrest Mining Ltd. (b)	41,463	333,376
Newmont Mining Corp.	30,368	559,075
Randgold Resources Ltd.	21,589	1,321,699

Company	Shares	U.S. $ Value
Real Gold Mining Ltd. (b)(d)(e)	686,500	$0	^
		7,419,646
Paper Packaging - 0.1%
Smurfit Kappa Group PLC (a)	41,680	1,137,472
Paper Products - 0.4%
International Paper Co.	21,187	886,252
Mondi PLC	54,414	1,264,618
Oji Holdings Corp.	41,000	177,605
Stora Enso Oyj-Class R	28,390	279,952
UPM-Kymmene Oyj	27,574	525,487
		3,133,914
Precious Metals & Minerals - 0.2%
Fresnillo PLC	12,177	131,220
Industrias Penoles SAB de CV	7,815	98,028
Silver Wheaton Corp.	81,430	1,070,124
		1,299,372
Specialty Chemicals - 0.1%
Johnson Matthey PLC	18,980	808,337
Steel - 0.5%
ArcelorMittal (Euronext Amsterdam)	1,140	5,590
China Steel Corp.	13,000	7,227
JFE Holdings, Inc.	500	7,881
Nippon Steel & Sumitomo Metal Corp.	900	18,059
Novolipetsk Steel OJSC (GDR) (c)	95,760	1,009,829
Nucor Corp.	375	15,544
POSCO	78	11,404
Severstal PAO (GDR) (c)	66,900	715,373
ThyssenKrupp AG	417	8,858
Vale SA	1,500	5,079
Vale SA (Preference Shares)	2,290	6,260
Vale SA (Sponsored ADR) (Local Preference Shares)	516,090	1,383,121
voestalpine AG	22,630	735,933
		3,930,158
		49,497,795
Retail - 5.8%
Regional Mall - 1.9%
BR Malls Participacoes SA	40,210	132,804
CapitaLand Mall Trust	254,900	343,556
General Growth Properties, Inc.	31,078	791,557
Macerich Co. (The)	9,540	745,551
Multiplan Empreendimentos Imobiliarios SA	7,150	78,543
Pennsylvania Real Estate Investment Trust	69,900	1,507,044
Simon Property Group, Inc.	49,422	9,204,353
Westfield Corp.	259,204	1,791,800
		14,595,208
Shopping Center/Other Retail - 3.9%
Aeon Mall Co., Ltd.	45,200	777,289
Brixmor Property Group, Inc.	44,270	1,111,620
BWP Trust	274,230	629,421

Company	Shares	U.S. $ Value
Capital & Counties Properties PLC	69,411	$460,238
Capitaland Malaysia Mall Trust	105,100	33,768
Citycon Oyj (b)	37,923	96,739
DDR Corp.	77,407	1,319,790
Federal Realty Investment Trust	4,153	608,498
Fibra Shop Portafolios Inmobiliarios SAPI de CV	611,944	631,941
Hammerson PLC	140,970	1,295,163
Hyprop Investments Ltd.	63,768	531,370
IGB Real Estate Investment Trust	158,900	48,072
Intu Properties PLC (a)	90,179	439,290
Japan Retail Fund Investment Corp.	239	457,298
JB Hi-Fi Ltd. (a)	47,830	666,508
Kimco Realty Corp.	24,966	651,363
Kite Realty Group Trust	51,660	1,390,171
Klepierre	48,625	2,207,286
Link REIT	493,378	3,012,995
Mercialys SA (a)	43,080	927,241
Ramco-Gershenson Properties Trust	75,014	1,265,486
Regency Centers Corp.	5,632	379,484
Retail Opportunity Investments Corp.	86,699	1,585,725
RioCan Real Estate Investment Trust (Toronto)	19,307	369,384
Scentre Group	1,000,228	2,883,139
Shaftesbury PLC	26,830	377,007
Smart Real Estate Investment Trust	6,682	160,114
Unibail-Rodamco SE	9,475	2,433,866
Vastned Retail NV	20,518	921,532
Vicinity Centres	782,971	1,531,505
		29,203,303
		43,798,511
Residential - 5.3%
Multi-Family - 4.1%
Advance Residence Investment Corp.	128	272,649
Apartment Investment & Management Co.-Class A	9,479	361,245
AvalonBay Communities, Inc.	23,834	4,332,783
BUWOG AG (b)	5,836	116,523
Camden Property Trust	5,241	400,308
Canadian Apartment Properties REIT	6,631	131,830
China Overseas Land & Investment Ltd.	360,650	1,196,784
China Resources Land Ltd.	868,966	2,343,598
China Vanke Co., Ltd.-Class H (a)	870,075	2,172,499
CIFI Holdings Group Co., Ltd.	2,114,000	459,785
Comforia Residential REIT, Inc. (a)	145	283,740
Corp. GEO SAB de CV Series B (b)(d)(e)	1,085	0
Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,020	49,641
Desarrolladora Homex SAB de CV (a)(b)	130	50
Deutsche Wohnen AG	33,332	915,741
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	698,590	664,948
Equity Residential	33,910	2,706,696
Essex Property Trust, Inc.	11,943	2,756,325
Ichigo Office REIT Investment	591	424,644
Independence Realty Trust, Inc. (a)	72,100	563,822
Japan Rental Housing Investments, Inc.	489	344,424
KWG Property Holding Ltd.	1,038,500	741,789
Land & Houses PCL	338,200	86,486

Company	Shares	U.S. $ Value
LEG Immobilien AG (b)	5,697	$450,569
Mid-America Apartment Communities, Inc.	23,912	2,117,646
Mirvac Group	296,970	399,087
MRV Engenharia e Participacoes SA	26,600	56,680
Shenzhen Investment Ltd.	276,000	119,239
Shimao Property Holdings Ltd.	119,000	196,030
Sino-Ocean Land Holdings Ltd.	345,350	193,541
Stockland	223,972	646,255
Sun Communities, Inc.	16,921	1,131,169
UDR, Inc.	15,777	582,329
UNITE Group PLC (The)	59,740	606,177
Urbi Desarrollos Urbanos SAB de CV (a)(b)(d)(e)	52,560	0
Vonovia SE	61,117	1,891,642
Wing Tai Holdings Ltd.	1,016,800	1,222,299
		30,938,973
Self Storage - 1.2%
Big Yellow Group PLC	70,360	844,441
CubeSmart	63,603	1,852,119
Extra Space Storage, Inc.	21,342	1,787,392
National Storage Affiliates Trust	68,037	1,126,693
Public Storage	13,152	3,157,269
Safestore Holdings PLC	123,470	670,379
		9,438,293
		40,377,266
Office - 2.6%
Allied Properties Real Estate Investment Trust	35,663	874,584
alstria office REIT-AG (a)(b)	122,655	1,620,013
Ascendas India Trust	66,300	40,658
Befimmo SA	1,641	100,265
Boston Properties, Inc.	28,233	3,528,842
Castellum AB	15,920	223,753
Cominar Real Estate Investment Trust	10,197	114,611
Derwent London PLC	9,584	543,970
Dream Office Real Estate Investment Trust	50,611	692,398
Entra ASA (c)	6,098	51,125
Fabege AB	12,908	205,622
Highwoods Properties, Inc.	20,860	908,662
Hongkong Land Holdings Ltd.	302,400	2,112,074
Hudson Pacific Properties, Inc.	15,650	448,685
ICADE	12,760	900,246
Inmobiliaria Colonial SA (b)	203,284	142,057
Investa Office Fund	159,810	444,934
Japan Prime Realty Investment Corp.	155	534,612
Japan Real Estate Investment Corp.	120	570,585
Kenedix Office Investment Corp.-Class A	221	973,339
Kilroy Realty Corp.	5,619	374,956
Liberty Property Trust	25,605	868,010
Mori Hills REIT Investment Corp.	406	520,637
Nippon Building Fund, Inc.	132	623,317
Norwegian Property ASA (b)	24,846	25,016
PSP Swiss Property AG (REG) (b)	3,916	324,819
SL Green Realty Corp.	6,040	713,203
Vornado Realty Trust	10,387	1,005,046
Workspace Group PLC	44,730	642,932

Company	Shares	U.S. $ Value
		$20,128,971
Industrials - 1.7%
Industrial Warehouse Distribution - 1.3%
Ascendas Real Estate Investment Trust	192,200	325,345
DCT Industrial Trust, Inc.	38,190	1,457,712
Global Logistic Properties Ltd.	296,900	414,157
GLP J-Reit	629	613,710
Granite Real Estate Investment Trust	40,239	1,238,556
Japan Logistics Fund, Inc.	177	339,168
Mexico Real Estate Management SA de CV (b)	574,785	760,682
PLA Administradora Industrial S de RL de CV (b)	260,650	456,736
Prologis, Inc.	60,486	2,585,777
Segro PLC	71,315	473,394
Warehouses De Pauw CVA	8,430	674,450
		9,339,687
Mixed Office Industrial - 0.4%
BR Properties SA	18,320	49,408
Goodman Group	509,186	2,243,051
Green REIT PLC	65,021	104,583
Kungsleden AB	116,181	831,478
		3,228,520
		12,568,207
Lodging - 1.1%
Ashford Hospitality Trust, Inc.	183,208	1,287,952
Chesapeake Lodging Trust	45,560	1,237,410
Host Hotels & Resorts, Inc.	46,973	779,752
Japan Hotel REIT Investment Corp. (a)	529	385,202
Pebblebrook Hotel Trust	35,920	1,144,052
RLJ Lodging Trust	65,570	1,599,908
Summit Hotel Properties, Inc.	93,660	1,248,488
Wyndham Worldwide Corp.	7,060	535,995
		8,218,759
Food Beverage & Tobacco - 0.5%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	69,922	2,551,453
Bunge Ltd.	7,828	521,423
Wilmar International Ltd.	101,400	204,949
		3,277,825
Packaged Foods & Meats - 0.1%
Tyson Foods, Inc.-Class A	17,530	876,500
		4,154,325
Real Estate - 0.3%
Developers - 0.0%
Daelim Industrial Co., Ltd.	5,630	350,143
Diversified Real Estate Activities - 0.3%
MMC Norilsk Nickel PJSC (ADR)	146,130	1,966,649
		2,316,792

Company	Shares	U.S. $ Value
Mortgage - 0.2%
Blackstone Mortgage Trust, Inc.-Class A	22,010	$636,089
Concentradora Hipotecaria SAPI de CV	384,900	592,502
First American Financial Corp.	15,700	619,208
		1,847,799
Financial: Other - 0.1%
DLF Ltd.	43,769	76,326
HFF, Inc.-Class A	17,220	591,851
		668,177
Total Common Stocks (cost $493,017,176)		443,664,965

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 25.4%
United States - 25.4%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (f)(g)	$188,345	187,408,102
0.625%, 7/15/21 (TIPS)	5,847	5,931,699
Total Inflation-Linked Securities (cost $195,028,287)		193,339,801

	Shares
INVESTMENT COMPANIES - 6.1%
Funds and Investment Trusts - 6.1%
iShares US Real Estate ETF (a)	38,220	2,874,526
SPDR S&P Dividend ETF (a)	336,100	26,185,551
Vanguard Dividend Appreciation ETF (a)	216,100	17,054,612
Total Investment Companies (cost $45,491,463)		46,114,689
WARRANTS - 0.0%
Equity: Other - 0.0%
Health Care - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/06/18 (b)	109,109	171,444
Industrials - 0.0%
Industrial Warehouse Distribution - 0.0%
WHA Corp. PCL, expiring 12/14/15 (b)	42,230	542
Total Warrants (cost $186,443)		171,986

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
SA Corporate Real Estate Fund Nominees Pty Ltd., expiring 12/11/15 (b) (cost $0)	84,608	$585
SHORT-TERM INVESTMENTS - 9.3%
Investment Companies - 9.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.16% (h)(i) (cost $70,551,585)	70,551,585	70,551,585
Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $804,274,954)		753,843,611
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
Investment Companies - 2.5%
AB Exchange Reserves-Class I, 0.15% (h)(i) (cost $18,914,376)	18,914,376	18,914,376
Total Investments - 101.7% (cost $823,189,330) (j)		772,757,987
Other assets less liabilities - (1.7)% (k)		(12,858,317)
Net Assets - 100.0%		$759,899,670

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cattle Feeder Futures	14	January 2016	$1,291,512	$1,139,250	$(152,262)
Coffee ‘C’ Futures	15	March 2016	691,360	673,031	(18,329)
Coffee Robusta Futures	46	January 2016	747,125	679,880	(67,245)
Copper Futures	49	March 2016	2,558,442	2,509,413	(49,029)
Gold OZ 100 Futures	117	February 2016	12,542,688	12,464,010	(78,678)
Lean Hogs Futures	116	February 2016	2,715,156	2,635,520	(79,636)
LME Nickel Futures	44	December 2015	2,677,605	2,341,812	(335,793)
LME Nickel Futures	18	January 2016	945,379	959,364	13,985
LME PRI Aluminum Futures	122	December 2015	4,712,899	4,404,963	(307,936)
LME Zinc Futures	33	December 2015	1,273,091	1,280,400	7,309
LME Zinc Futures	33	January 2016	1,276,941	1,284,319	7,378
Palladium Futures	70	March 2016	3,901,283	3,802,400	(98,883)
Platinum Futures	59	January 2016	2,534,465	2,457,055	(77,410)
Soybean Futures	95	January 2016	4,360,781	4,184,750	(176,031)
WTI Crude Futures	312	November 2017	24,508,167	16,111,680	(8,396,487)
WTI Crude Futures	589	November 2018	46,251,781	31,912,020	(14,339,761)
WTI Crude Futures	287	November 2019	19,878,288	16,106,440	(3,771,848)
Sold Contracts
KC HRW Wheat Futures	168	March 2016	4,021,003	3,971,100	49,903
Live Cattle Futures	72	February 2016	3,821,121	3,811,680	9,441
LME Nickel Futures	44	December 2015	2,522,505	2,341,812	180,693

LME PRI Aluminum Futures	122	December 2015	$4,761,440	$4,404,963	$356,477
LME PRI Aluminum Futures	62	January 2016	2,295,386	2,247,113	48,273
LME Zinc Futures	33	December 2015	1,272,887	1,280,400	(7,513)

					$(27,283,382)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	8,438	USD	5,924	12/15/15	$(174,219)
Citibank	SGD	2,590	USD	1,819	12/15/15	(16,305)
Citibank	USD	10,302	GBP	6,743	12/15/15	(146,509)
Citibank	USD	11,630	NOK	94,848	12/15/15	(718,671)
Deutsche Bank AG	AUD	7,288	USD	5,345	12/15/15	78,326
Deutsche Bank AG	GBP	2,795	USD	4,240	12/15/15	29,967
Goldman Sachs Bank USA	USD	8,353	EUR	7,762	12/15/15	(149,767)
HSBC Bank USA	BRL	8,211	USD	2,095	12/15/15	(18,793)
HSBC Bank USA	HKD	22,371	USD	2,886	12/15/15	423
HSBC Bank USA	SGD	481	USD	341	12/15/15	422
HSBC Bank USA	USD	2,159	SGD	3,071	12/15/15	17,561
HSBC Bank USA	USD	985	SGD	1,405	3/18/16	8,011
JPMorgan Chase Bank	AUD	5,454	USD	3,818	12/15/15	(123,412)
JPMorgan Chase Bank	JPY	1,923,979	USD	15,953	12/15/15	318,705
JPMorgan Chase Bank	USD	4,331	AUD	5,965	12/15/15	(20,098)
JPMorgan Chase Bank	EUR	2,439	USD	2,585	3/18/16	(746)
Morgan Stanley & Co., Inc.	GBP	3,443	USD	5,290	12/15/15	104,149
Morgan Stanley & Co., Inc.	INR	83,602	USD	1,236	12/15/15	(18,431)
Morgan Stanley & Co., Inc.	USD	17,567	NZD	26,393	12/15/15	(209,014)
Morgan Stanley & Co., Inc.	USD	6,853	HKD	53,103	3/18/16	(80)
Northern Trust Co.	EUR	1,990	USD	2,238	12/15/15	134,361
Northern Trust Co.	NOK	10,408	USD	1,264	12/15/15	66,217
Royal Bank of Scotland PLC	CAD	24,500	USD	18,515	12/15/15	169,968
Royal Bank of Scotland PLC	CNY	108,774	USD	16,574	12/15/15	(383,593)
Royal Bank of Scotland PLC	EUR	25,048	USD	27,946	12/15/15	1,472,994
Royal Bank of Scotland PLC	NOK	30,549	USD	3,703	12/15/15	188,119
Royal Bank of Scotland PLC	NZD	26,579	USD	17,410	12/15/15	(69,682)
Royal Bank of Scotland PLC	RUB	516,754	USD	7,590	12/15/15	(169,955)
Royal Bank of Scotland PLC	USD	2,439	CNY	15,589	12/15/15	(9,142)
Royal Bank of Scotland PLC	USD	7,948	EUR	7,018	12/15/15	(530,693)
Royal Bank of Scotland PLC	USD	5,128	GBP	3,393	12/15/15	(17,890)
Royal Bank of Scotland PLC	USD	16,033	JPY	1,923,979	12/15/15	(398,612)
Royal Bank of Scotland PLC	GBP	919	USD	1,389	3/18/16	5,025
Royal Bank of Scotland PLC	USD	5,568	JPY	682,767	3/18/16	(5,497)
Standard Chartered Bank	USD	3,388	AUD	4,817	12/15/15	93,164
Standard Chartered Bank	USD	1,383	IDR	20,453,303	12/15/15	87,265
Standard Chartered Bank	USD	18,086	RUB	1,205,039	1/15/16	(173,372)
State Street Bank & Trust Co.	EUR	17,226	USD	19,251	12/15/15	1,044,519
State Street Bank & Trust Co.	JPY	52,947	USD	438	12/15/15	8,198
State Street Bank & Trust Co.	SEK	16,720	USD	1,994	12/15/15	76,478
State Street Bank & Trust Co.	USD	3,090	CHF	3,013	12/15/15	(159,194)

State Street Bank & Trust Co.	USD	2,205	CNY	14,295	12/15/15	$23,364
State Street Bank & Trust Co.	USD	12,697	EUR	11,567	12/15/15	(472,272)
State Street Bank & Trust Co.	USD	2,014	GBP	1,309	12/15/15	(42,046)
State Street Bank & Trust Co.	USD	2,886	HKD	22,371	12/15/15	(1,043)
State Street Bank & Trust Co.	USD	443	JPY	52,947	12/15/15	(12,505)
State Street Bank & Trust Co.	USD	437	MYR	1,893	12/15/15	7,564
State Street Bank & Trust Co.	USD	2,611	NOK	22,147	12/15/15	(63,506)
State Street Bank & Trust Co.	USD	3,628	ZAR	50,519	12/15/15	(141,293)
State Street Bank & Trust Co.	EUR	789	USD	852	3/18/16	15,536
State Street Bank & Trust Co.	HKD	17,665	USD	2,280	3/18/16	178
UBS AG	GBP	9,903	USD	15,220	12/15/15	305,117
UBS AG	USD	10,746	EUR	9,433	12/15/15	(776,564)
UBS AG	USD	5,014	GBP	3,332	12/15/15	4,390

						$(762,883)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$59,114	3/25/25	2.205%	CPI	#	$(80,681)
Deutsche Bank AG	70,937	3/25/25	2.205%	CPI	#	(96,817)
Deutsche Bank AG	57,586	3/26/25	2.170%	CPI	#	14,979
Deutsche Bank AG	102,000	7/30/25	2.278%	CPI	#	(318,293)
JPMorgan Chase Bank, NA	116,340	3/30/25	2.170%	CPI	#	42,666
JPMorgan Chase Bank, NA	116,340	4/01/25	2.170%	CPI	#	41,322

						$(396,824)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International:
Bloomberg Commodity Index 2 Months Forwards	190,126	0.11%	$34,303	12/15/15	$(505,191)
JPMorgan Chase Bank, NA:
Bloomberg Commodity Index 2 Months Forwards	53,129	0.11%	9,514	12/15/15	(69,480)
Bloomberg Commodity Index 2 Months Forwards	31,064	0.11%	5,605	12/15/15	(82,487)
Bloomberg Commodity Index 2 Months Forwards	41,684	0.11%	7,521	12/15/15	(110,687)
Bloomberg Commodity Index 2 Months Forwards	1,092,779	0.11%	197,159	12/15/15	(2,901,731)

					$(3,669,576)

^	Less than $0.50.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $3,230,336 or 0.4% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,943,585 and gross unrealized depreciation of investments was $(62,374,928), resulting in net unrealized depreciation of $(50,431,343).
(k)	An amount of U.S. $6,933,670 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2015.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
KC HRW	-	Kansas City Hard Red Winter
LME	-	London Metal Exchange
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

Country Breakdown*

November 30, 2015 (unaudited)

58.5%	United States
6.9%	United Kingdom
3.8%	France
3.3%	Japan
2.4%	Canada
2.3%	Netherlands
2.1%	Australia
1.9%	China
1.8%	Hong Kong
0.8%	Russia
0.8%	Germany
0.7%	Brazil
0.7%	Singapore
4.6%	Other
9.4%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Austria, Belgium, Finland, India, Indonesia, Ireland, Israel, Italy, Jersey (Channel Islands), Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and United Arab Emirates.

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$111,793,288		$78,723,880		$	– 0	–	$190,517,168
Equity: Other	25,151,979		44,259,714			159,502		69,571,195
Materials	22,396,501		27,101,294			– 0	–^	49,497,795
Retail	22,335,291		21,463,220			– 0	–	43,798,511
Residential	23,678,055		16,699,211			– 0	–^^	40,377,266
Office	9,594,671		10,534,300			– 0	–	20,128,971
Industrials	6,499,463		6,068,744			– 0	–	12,568,207
Lodging	7,833,557		385,202			– 0	–	8,218,759
Food Beverage & Tobacco	3,949,376		204,949			– 0	–	4,154,325
Real Estate	1,753,207		563,585			– 0	–	2,316,792
Mortgage	1,847,799		– 0	–		– 0	–	1,847,799
Financial: Other	591,851		76,326			– 0	–	668,177
Inflation-Linked Securities	– 0	–	193,339,801			– 0	–	193,339,801
Investment Companies	46,114,689		– 0	–		– 0	–	46,114,689
Warrants	542		171,444			– 0	–	171,986
Rights	585		– 0	–		– 0	–	585
Short-Term Investments	70,551,585		– 0	–		– 0	–	70,551,585
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,914,376		– 0	–		– 0	–	18,914,376

Total Investments in Securities	373,006,815		399,591,670		159,502		772,757,987
Other Financial Instruments*:
Assets:
Futures	673,459		– 0	–	– 0	–	673,459
Forward Currency Exchange Contracts	– 0	–	4,260,021		– 0	–	4,260,021
Inflation (CPI) Swaps	– 0	–	98,967		– 0	–	98,967
Liabilities:
Futures	(27,956,841)		– 0	–	– 0	–	(27,956,841)
Forward Currency Exchange Contracts	– 0	–	(5,022,904)		– 0	–	(5,022,904)
Inflation (CPI) Swaps			(495,791)				(495,791)
Total Return Swaps	– 0	–	(3,669,576)		– 0	–	(3,669,576)

Total#	$345,723,433		$394,762,387		$159,502		$740,645,322

^	Amount less than $0.50.
^^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other		Common Stocks - Materials			Common Stocks - Residential ^
Balance as of 8/31/15	$185,499		$	– 0	–+		$31
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		(114)
Change in unrealized appreciation/depreciation	(25,997)			– 0	–		114
Purchases	– 0	–		– 0	–		– 0	–
Sales	– 0	–		– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		(31)

Balance as of 11/30/15	$159,502		$	– 0	–+	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(25,997)		$	– 0	–	$	– 0	–

	Total
Balance as of 8/31/15	$185,530
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	(114)
Change in unrealized appreciation/depreciation	(25,883)
Purchases	– 0	–
Sales	– 0	–
Transfers in to Level 3	– 0	–

Transfers out of Level 3	(31)

Balance as of 11/30/15	$159,502 †

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(25,997)

+	Amount less than $0.50
^	The Portfolio held securities with zero market value at period end.
†	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB International Value Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 27.2%
Banks - 16.0%
Banco Macro SA (ADR) (a)	32,930	$1,906,318
Bank Hapoalim BM	381,073	1,969,133
Bank Mandiri Persero Tbk PT (ADR) (b)	174,210	1,088,813
Bank of Baroda	689,970	1,863,621
Bank of China Ltd. - Class H	7,285,000	3,261,151
Bank of Montreal	24,760	1,429,663
Bank of Queensland Ltd.	437,883	4,317,819
Danske Bank A/S	200,260	5,367,314
ICICI Bank Ltd.	266,570	1,096,470
ING Groep NV	386,370	5,304,807
Intesa Sanpaolo SpA	624,510	2,140,139
KB Financial Group, Inc.	66,050	2,009,256
Mitsubishi UFJ Financial Group, Inc.	1,054,600	6,775,985
Shinhan Financial Group Co., Ltd.	37,810	1,357,504
Toronto-Dominion Bank (The)	62,140	2,537,808
UniCredit SpA	414,920	2,431,458

		44,857,259

Capital Markets - 1.3%
Amundi SA (a)(c)	30,570	1,540,003
Azimut Holding SpA	77,390	1,974,325

		3,514,328

Diversified Financial Services - 1.2%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	435,600	1,276,649
Challenger Ltd./Australia	336,790	2,049,527

		3,326,176

Insurance - 7.0%
AIA Group Ltd.	367,600	2,199,611
Assicurazioni Generali SpA	155,517	2,954,131
Aviva PLC	264,019	2,033,903
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	15,220	3,060,489
NN Group NV	161,734	5,521,512
Ping An Insurance Group Co. of China Ltd. - Class H	249,500	1,367,112
Samsung Life Insurance Co., Ltd.	12,080	1,073,660
Suncorp Group Ltd.	151,452	1,462,603

		19,673,021

Real Estate Investment Trusts (REITs) - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,031,420	981,750

Real Estate Management & Development - 0.8%
LendLease Group	246,653	2,263,544

Thrifts & Mortgage Finance - 0.6%
LIC Housing Finance Ltd.	231,687	1,686,783

		76,302,861

Consumer Discretionary - 15.6%
Auto Components - 5.6%
Aisin Seiki Co., Ltd.	32,200	1,290,067

Company	Shares	U.S. $ Value
Hankook Tire Co., Ltd.	86,810	3,456,632
Magna International, Inc. (New York) - Class A	62,280	2,830,003
Plastic Omnium SA	52,252	1,525,994
Sumitomo Electric Industries Ltd.	221,100	3,146,152
Valeo SA	22,720	3,512,480

		15,761,328

Automobiles - 5.5%
Great Wall Motor Co., Ltd. - Class H	1,614,000	1,991,713
Honda Motor Co., Ltd.	136,500	4,456,194
Hyundai Motor Co.	9,720	1,236,030
Isuzu Motors Ltd.	170,700	1,919,811
Peugeot SA (a)	230,180	4,106,039
Tata Motors Ltd. (a)	229,503	1,457,569
Tata Motors Ltd. - Class A (a)	91,246	404,936

		15,572,292

Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	84,100	1,874,730

Media - 2.7%
Liberty Global PLC - Series C (a)	89,375	3,664,375
Vivendi SA	183,177	3,847,738

		7,512,113

Specialty Retail - 0.7%
Foschini Group Ltd. (The)	72,754	652,035
Kingfisher PLC	264,010	1,403,823

		2,055,858

Textiles, Apparel & Luxury Goods - 0.4%
Kering	6,320	1,091,891

		43,868,212

Industrials - 10.2%
Aerospace & Defense - 1.6%
Airbus Group SE	29,398	2,122,163
Safran SA (b)	33,989	2,491,385

		4,613,548

Airlines - 4.0%
Air Canada (a)	157,410	1,229,388
International Consolidated Airlines Group SA (a)	554,270	4,728,566
Japan Airlines Co., Ltd.	80,100	2,736,975
Qantas Airways Ltd. (a)	913,113	2,393,447

		11,088,376

Industrial Conglomerates - 0.5%
Rheinmetall AG	22,670	1,435,581

Machinery - 1.3%
JTEKT Corp.	195,600	3,613,092

Marine - 0.8%
AP Moeller - Maersk A/S - Class B	937	1,426,241

Company	Shares	U.S. $ Value
Nippon Yusen KK	331,000	861,281

		2,287,522

Road & Rail - 2.0%
Canadian National Railway Co.	18,800	1,122,129
Central Japan Railway Co.	25,200	4,503,200

		5,625,329

		28,663,448

Telecommunication Services - 9.7%
Diversified Telecommunication Services - 4.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	398,065	855,788
BT Group PLC	662,170	4,941,146
Nippon Telegraph & Telephone Corp.	163,700	6,076,346
Telefonica Brasil SA (Preference Shares)	200,000	1,909,141

		13,782,421

Wireless Telecommunication Services - 4.8%
China Mobile Ltd.	232,000	2,660,310
Rogers Communications, Inc. - Class B	24,990	963,896
SoftBank Group Corp.	30,400	1,612,403
Turkcell Iletisim Hizmetleri AS	411,260	1,562,802
Vodafone Group PLC	1,964,782	6,612,163

		13,411,574

		27,193,995

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 0.5%
Largan Precision Co., Ltd.	20,000	1,553,112

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Semiconductor Engineering, Inc.	965,000	1,024,922
Infineon Technologies AG	205,930	3,024,741
Novatek Microelectronics Corp.	533,000	1,931,115
SCREEN Holdings Co., Ltd.	498,000	3,738,318
Sumco Corp.	290,900	3,086,925
Tokyo Electron Ltd.	47,600	3,168,033

		15,974,054

Software - 0.9%
Nintendo Co., Ltd.	15,700	2,413,779

Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co., Ltd.	4,240	4,693,434

		24,634,379

Energy - 7.1%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (c)	172,617	743,001

Oil, Gas & Consumable Fuels - 6.8%
BG Group PLC	314,640	4,873,788
Canadian Natural Resources Ltd.	46,740	1,131,882
JX Holdings, Inc.	1,109,600	4,501,117
LUKOIL PJSC (Sponsored ADR)	30,680	1,174,430
Petroleo Brasileiro SA (Preference Shares) (a)	599,900	1,183,640

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	99,982	2,487,958
TOTAL SA	75,867	3,756,812

		19,109,627

		19,852,628

Consumer Staples - 5.9%
Beverages - 0.3%
Asahi Group Holdings Ltd.	33,000	1,035,686

Food & Staples Retailing - 2.3%
Delhaize Group	52,320	5,238,371
X5 Retail Group NV (GDR) (a)(c)	53,395	1,206,727

		6,445,098

Food Products - 0.5%
JBS SA	452,000	1,447,795

Tobacco - 2.8%
British American Tobacco PLC	101,980	5,934,717
Imperial Tobacco Group PLC	34,270	1,851,059

		7,785,776

		16,714,355

Materials - 5.9%
Chemicals - 3.9%
Agrium, Inc. (Toronto)	17,820	1,759,249
Arkema SA	40,872	2,941,578
Covestro AG (a)(c)	48,984	1,797,676
JSR Corp.	131,900	2,075,353
Koninklijke DSM NV	46,109	2,344,073

		10,917,929

Metals & Mining - 0.9%
Goldcorp, Inc.	122,970	1,453,964
Novolipetsk Steel OJSC (GDR) (c)	114,200	1,204,287

		2,658,251

Paper & Forest Products - 1.1%
Mondi PLC	131,834	3,063,912

		16,640,092

Utilities - 4.2%
Electric Utilities - 3.0%
EDP - Energias de Portugal SA	1,152,950	3,841,168
Electricite de France SA (b)	172,250	2,565,446
Enel SpA	434,878	1,915,422

		8,322,036

Independent Power and Renewable Electricity Producers - 0.6%
Huadian Power International Corp., Ltd. - Class H	2,764,000	1,743,515

Water Utilities - 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	367,200	1,791,026

Company	Shares	U.S. $ Value
		11,856,577

Health Care - 4.0%
Pharmaceuticals - 4.0%
GlaxoSmithKline PLC	190,650	3,874,599
Roche Holding AG	27,870	7,465,284

		11,339,883

Total Common Stocks (cost $279,651,483)		277,066,430

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 16.00% (d)(e) (cost $783,265)	783,265	783,265

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $280,434,748)		277,849,695

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Exchange Reserves - Class I, 15.00% (d)(e) (cost $3,664,307)	3,664,307	3,664,307

Total Investments - 100.2% (cost $284,099,055) (f)		281,514,002
Other assets less liabilities - (0.2)% (g)		(551,285)

Net Assets - 100.0%		$280,962,717

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	10	December 2015	334,676	370,321	35,645

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	5,596,106	USD	4,808	2/18/16	$(5,224)
BNP Paribas SA	GBP	2,074	USD	3,168	2/18/16	43,754
Credit Suisse International	SEK	24,069	USD	2,775	2/18/16	7,572
Credit Suisse International	USD	3,172	NOK	27,430	2/18/16	(18,866)
Goldman Sachs Bank USA	USD	2,517	CAD	3,314	2/18/16	(35,827)
HSBC Bank USA	BRL	11,366	USD	2,877	12/02/15	(61,188)
HSBC Bank USA	USD	2,952	BRL	11,366	12/02/15	(14,038)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	JPY	885,788	USD	7,493	2/18/16	$281,143
JPMorgan Chase Bank	EUR	2,724	USD	2,884	2/18/16	(655)
JPMorgan Chase Bank	USD	8,463	AUD	11,867	2/18/16	84,868
Morgan Stanley & Co., Inc.	EUR	7,706	USD	8,262	2/18/16	101,422
Morgan Stanley & Co., Inc.	JPY	482,132	USD	3,968	2/18/16	42,798
Morgan Stanley & Co., Inc.	TWD	94,856	USD	2,921	2/18/16	14,919
Morgan Stanley & Co., Inc.	USD	11,478	SEK	98,889	2/18/16	(109,543)
Standard Chartered Bank	RUB	90,831	USD	1,363	1/15/16	13,068
Standard Chartered Bank	USD	3,192	JPY	392,298	2/18/16	1,598
Standard Chartered Bank	USD	2,916	TWD	94,856	2/18/16	(9,981)
State Street Bank & Trust Co.	AUD	7,664	USD	5,444	2/18/16	(76,284)
State Street Bank & Trust Co.	ILS	9,756	USD	2,514	2/18/16	(9,754)
State Street Bank & Trust Co.	USD	1,374	EUR	1,261	2/18/16	(38,962)
UBS AG	BRL	11,366	USD	2,952	12/02/15	14,038
UBS AG	USD	3,065	BRL	11,366	12/02/15	(127,141)
UBS AG	BRL	11,366	USD	3,035	1/05/16	126,350

						$224,067

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $6,491,694 or 2.3% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,799,451 and gross unrealized depreciation of investments was $(24,384,504), resulting in net unrealized depreciation of $(2,585,053).
(g)	An amount of U.S. 36,014 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

November 30, 2015 (unaudited)

21.2%	Japan
14.4%	United Kingdom
10.6%	France
5.6%	Netherlands
5.2%	Canada
5.0%	South Korea
4.5%	Australia
4.1%	Italy
4.0%	China
3.4%	Germany
2.7%	Brazil
2.7%	Switzerland
2.4%	Denmark
2.3%	India
11.6%	Other
0.3%	Short-Term

100.0%

*	All data are as of November 30, 2015. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following countries: Argentina, Belgium, Hong Kong, Indonesia, Israel, Norway, Portugal, Russia, South Africa, Taiwan and Turkey.

AB Pooling Portfolios

AB International Value Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$13,807,412		$62,495,449		$	– 0	–	$76,302,861
Consumer Discretionary	6,494,378		37,373,834			– 0	–	43,868,212
Industrials	2,351,517		26,311,931			– 0	–	28,663,448
Telecommunication Services	963,896		26,230,099			– 0	–	27,193,995
Information Technology	– 0	–	24,634,379			– 0	–	24,634,379
Energy	2,306,312		17,546,316			– 0	–	19,852,628
Consumer Staples	1,206,727		15,507,628			– 0	–	16,714,355
Materials	5,010,889		11,629,203			– 0	–	16,640,092
Utilities	– 0	–	11,856,577			– 0	–	11,856,577
Health Care	– 0	–	11,339,883			– 0	–	11,339,883
Short-Term Investments	783,265		– 0	–		– 0	–	783,265
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,664,307		– 0	–		– 0	–	3,664,307

Total Investments in Securities	36,588,703		244,925,299	+		– 0	–	281,514,002
Other Financial Instruments* :
Assets:
Futures	– 0	–	35,645			– 0	–	35,645
Forward Currency Exchange Contracts	– 0	–	731,530			– 0	–	731,530
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(507,463)			– 0	–	(507,463)

Total^++	$36,588,703		$245,185,011		$	– 0	–	$281,773,714

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $5,139,018 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
++	An amount of $7,500,024 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB International Growth Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 22.6%
Banks - 1.8%
Axis Bank Ltd.	270,110	$1,901,628
HDFC Bank Ltd.	172,230	3,410,751

		5,312,379

Capital Markets - 5.2%
Credit Suisse Group AG (REG) (a)	80,190	1,723,286
Partners Group Holding AG	10,540	3,806,033
UBS Group AG	491,363	9,425,600

		14,954,919

Consumer Finance - 0.6%
Shriram Transport Finance Co., Ltd.	123,250	1,640,635

Diversified Financial Services - 0.3%
Grenkeleasing AG	4,660	899,750

Insurance - 9.8%
Admiral Group PLC	348,641	8,510,925
AIA Group Ltd.	1,585,200	9,485,375
Prudential PLC	436,550	10,119,975

		28,116,275

Real Estate Management & Development - 2.4%
Ayala Land, Inc.	2,840,000	2,036,950
Global Logistic Properties Ltd. (b)	3,401,000	4,744,184

		6,781,134

Thrifts & Mortgage Finance - 2.5%
Housing Development Finance Corp., Ltd.	395,190	7,233,012

		64,938,104

Industrials - 18.7%
Aerospace & Defense - 1.6%
Zodiac Aerospace	171,170	4,635,509

Building Products - 0.4%
Assa Abloy AB - Class B	51,437	1,092,358

Commercial Services & Supplies - 5.3%
APR Energy PLC (a)(b)	312,818	819,774
Babcock International Group PLC	607,094	9,788,292
Regus PLC	870,264	4,560,528

		15,168,594

Machinery - 1.7%
Hoshizaki Electric Co., Ltd.	69,700	4,885,054

Professional Services - 7.6%
Bureau Veritas SA	269,628	5,551,757
Capita PLC	461,700	8,847,875
Teleperformance	88,170	7,326,523

		21,726,155

Company	Shares	U.S. $ Value
Road & Rail - 0.2%
CAR, Inc. (a)(b)	391,000	746,436

Trading Companies & Distributors - 1.9%
Brenntag AG	28,690	1,564,532
Bunzl PLC	134,210	3,879,679

		5,444,211

		53,698,317

Consumer Discretionary - 18.7%
Auto Components - 1.6%
Continental AG	18,640	4,490,670

Automobiles - 0.5%
Toyota Motor Corp.	23,500	1,462,549

Diversified Consumer Services - 2.0%
TAL Education Group (ADR) (a)(b)	130,800	5,760,432

Hotels, Restaurants & Leisure - 4.5%
IMAX China Holding, Inc. (a)(c)	284,100	1,868,729
Melco International Development Ltd. (b)	1,686,000	2,295,176
Merlin Entertainments PLC (c)	212,468	1,308,450
Sodexo SA	57,630	5,692,037
Yum! Brands, Inc.	23,860	1,730,089

		12,894,481

Internet & Catalog Retail - 1.1%
Vipshop Holdings Ltd. (ADR) (a)(b)	192,850	3,187,810

Media - 1.9%
CTS Eventim AG & Co. KGaA	110,015	3,888,632
Naspers Ltd. - Class N	9,380	1,396,541

		5,285,173

Multiline Retail - 1.4%
B&M European Value Retail SA	839,597	4,005,987

Specialty Retail - 1.9%
L’Occitane International SA	491,500	986,800
Sports Direct International PLC (a)	407,998	4,489,804

		5,476,604

Textiles, Apparel & Luxury Goods - 3.8%
Cie Financiere Richemont SA	66,084	4,937,825
Global Brands Group Holding Ltd. (a)	4,234,000	821,067
HUGO BOSS AG	34,655	2,995,165
Samsonite International SA	738,800	2,186,047

		10,940,104

		53,503,810

Information Technology - 13.9%
Electronic Equipment, Instruments & Components - 1.1%
China Railway Signal & Communication Corp., Ltd. (a)(b)(c)	3,640,450	2,577,874

Company	Shares	U.S. $ Value
PAX Global Technology Ltd.	529,000	655,949

		3,233,823

Internet Software & Services - 4.6%
Baidu, Inc. (Sponsored ADR) (a)	34,513	7,522,799
Tencent Holdings Ltd.	286,900	5,716,160

		13,238,959

IT Services - 2.9%
Tata Consultancy Services Ltd.	112,170	3,995,470
Wirecard AG (b)	22,930	1,122,347
Worldpay Group PLC (a)(c)	695,896	3,133,784

		8,251,601

Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV	15,400	1,424,889
Taiwan Semiconductor Manufacturing Co., Ltd.	719,000	3,076,678

		4,501,567

Software - 3.2%
Constellation Software, Inc./Canada	4,950	2,124,447
Dassault Systemes	88,560	7,048,614

		9,173,061

Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co., Ltd.	1,200	1,328,330

		39,727,341

Health Care - 9.9%
Health Care Equipment & Supplies - 2.6%
Essilor International SA	11,860	1,546,997
Sartorius AG (Preference Shares)	24,380	5,737,746

		7,284,743

Health Care Providers & Services - 0.1%
Ramsay Health Care Ltd.	7,510	363,096

Life Sciences Tools & Services - 3.6%
Eurofins Scientific SE	27,439	10,322,934

Pharmaceuticals - 3.6%
Aspen Pharmacare Holdings Ltd. (a)	78,950	1,706,650
Novo Nordisk A/S - Class B	104,791	5,764,134
Shire PLC	24,530	1,707,708
Sun Pharmaceutical Industries Ltd.	101,267	1,110,495

		10,288,987

		28,259,760

Consumer Staples - 9.7%
Food & Staples Retailing - 3.4%
CP ALL PCL	1,598,400	2,096,116
Lenta Ltd. (GDR) (a)(c)	386,641	2,934,605
Magnit PJSC (Sponsored GDR) (c)	28,340	1,366,555

Company	Shares	U.S. $ Value
Olam International Ltd. (b)	2,572,970	3,272,629

		9,669,905

Food Products - 0.4%
First Resources Ltd.	87,000	122,542
Universal Robina Corp.	238,190	1,020,232

		1,142,774

Household Products - 0.6%
Henkel AG & Co. KGaA	16,400	1,571,532

Personal Products - 1.1%
Hengan International Group Co., Ltd.	279,000	2,817,672
Unilever PLC	9,150	390,568

		3,208,240

Tobacco - 4.2%
British American Tobacco PLC	168,999	9,834,882
Japan Tobacco, Inc.	62,900	2,252,748

		12,087,630

		27,680,081

Materials - 3.6%
Chemicals - 3.6%
Essentra PLC	781,787	10,221,150

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
TerraForm Global, Inc. - Class A (b)	355,817	1,433,943

Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Tower Bersama Infrastructure Tbk PT (a)	2,295,000	1,008,926

Total Common Stocks (cost $257,421,559)		280,471,432

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, , expiring 12/03/15 (a) (cost $0)	80,184	49,099

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (d)(e) (cost $349,254)	349,254	349,254

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.0% (cost $257,770,813)		280,869,785

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%
Investment Companies - 5.6%
AB Exchange Reserves - Class I, 0.15% (d)(e) (cost $16,171,886)	16,171,886	16,171,886

Total Investments - 103.6% (cost $273,942,699)		297,041,671
Other assets less liabilities - (3.6)%		(10,339,491)

Net Assets - 100.0%		$286,702,180

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,214	SEK	52,693	12/15/15	$(169,710)
Citibank	CAD	1,241	USD	930	12/15/15	383
Deutsche Bank AG	USD	1,956	JPY	239,548	3/18/16	(3,931)
HSBC Bank USA	USD	2,101	CHF	2,044	12/15/15	(112,502)
Morgan Stanley & Co., Inc.	JPY	649,896	USD	5,338	12/15/15	57,157
Morgan Stanley & Co., Inc.	SEK	16,084	USD	1,850	12/15/15	4,662
Morgan Stanley & Co., Inc.	USD	990	EUR	885	12/15/15	(54,935)
Morgan Stanley & Co., Inc.	USD	2,007	JPY	249,096	12/15/15	17,618
Morgan Stanley & Co., Inc.	USD	15,281	JPY	1,842,420	12/15/15	(309,371)
Royal Bank of Scotland PLC	CHF	3,404	USD	3,500	12/15/15	188,862
Royal Bank of Scotland PLC	EUR	32,454	USD	36,209	12/15/15	1,908,518
Royal Bank of Scotland PLC	USD	15,167	CAD	20,070	12/15/15	(139,235)
Royal Bank of Scotland PLC	USD	4,613	GBP	3,033	12/15/15	(44,927)
Societe Generale	EUR	2,018	USD	2,145	3/18/16	5,497
Standard Chartered Bank	CAD	2,444	USD	1,836	12/15/15	6,252
Standard Chartered Bank	GBP	2,573	USD	3,975	12/15/15	99,429
Standard Chartered Bank	HKD	109,911	USD	14,178	12/15/15	1,548
Standard Chartered Bank	USD	4,208	JPY	509,033	12/15/15	(71,872)
State Street Bank & Trust Co.	CAD	5,787	USD	4,397	12/15/15	63,372
State Street Bank & Trust Co.	EUR	1,086	USD	1,198	12/15/15	50,429
UBS AG	EUR	2,416	USD	2,730	12/15/15	176,765
UBS AG	GBP	12,513	USD	19,231	12/15/15	385,533
UBS AG	USD	9,228	EUR	8,484	12/15/15	(261,398)
UBS AG	USD	2,263	GBP	1,487	12/15/15	(23,766)

						$1,774,378

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $13,189,997 or 4.6% of net assets.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,030,950 and gross unrealized depreciation of investments was $(20,931,978), resulting in net unrealized appreciation of $23,098,972.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

November 30, 2015 (unaudited)

29.1%	United Kingdom
15.0%	France
10.1%	China
7.9%	Germany
7.1%	Switzerland
6.9%	India
5.7%	Hong Kong
3.1%	Japan
2.9%	Singapore
2.0%	Denmark
1.9%	United States
1.5%	Russia
1.1%	South Africa
1.1%	Taiwan
4.5%	Other
0.1%	Short-Term

100.0%

*	All data are as of November 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following countries: Australia, Canada, Indonesia, Netherlands, Philippines, South Korea, Sweden and Thailand.

AB Pooling Portfolios

AB International Growth Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$64,938,104		$	– 0	–	$64,938,104
Industrials		819,774		52,878,543			– 0	–	53,698,317
Consumer Discretionary		16,553,047		36,950,763			– 0	–	53,503,810
Information Technology		12,781,030		26,946,311			– 0	–	39,727,341
Health Care		5,737,746		22,522,014			– 0	–	28,259,760
Consumer Staples		4,301,160		23,378,921			– 0	–	27,680,081
Materials		– 0	–	10,221,150			– 0	–	10,221,150
Utilities		1,433,943		– 0	–		– 0	–	1,433,943
Telecommunication Services		– 0	–	1,008,926			– 0	–	1,008,926
Rights		49,099		– 0	–		– 0	–	49,099
Short-Term Investments		349,254		– 0	–		– 0	–	349,254
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		16,171,886		– 0	–		– 0	–	16,171,886

Total Investments in Securities		58,196,939		238,844,732	+		– 0	–	297,041,671
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	2,966,025			– 0	–	2,966,025
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(1,191,647)			– 0	–	(1,191,647)

Total^++		$58,196,939		$240,619,110		$	– 0	–	$298,816,049

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $5,792,524 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
++	An amount of $11,672,650 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 28.7%
Banks - 10.2%
Associated Banc-Corp.	100,660	$2,064,537
Comerica, Inc.	79,300	3,675,555
First Niagara Financial Group, Inc.	213,058	2,296,765
Fulton Financial Corp.	181,410	2,625,003
Huntington Bancshares, Inc./OH	325,480	3,804,861
Synovus Financial Corp.	72,880	2,432,734
Texas Capital Bancshares, Inc. (a)	39,430	2,337,410
Webster Financial Corp.	67,682	2,721,493
Zions Bancorporation	122,640	3,674,295

		25,632,653

Capital Markets - 1.1%
E*TRADE Financial Corp. (a)	87,080	2,649,844

Consumer Finance - 0.7%
SLM Corp. (a)	246,750	1,666,796

Insurance - 9.8%
American Financial Group, Inc./OH	42,200	3,122,800
Aspen Insurance Holdings Ltd.	75,570	3,817,796
CNO Financial Group, Inc.	187,440	3,791,911
First American Financial Corp.	89,220	3,518,837
Hanover Insurance Group, Inc. (The)	35,920	3,038,832
StanCorp Financial Group, Inc.	33,307	3,785,008
Validus Holdings Ltd.	77,660	3,663,999

		24,739,183

Real Estate Investment Trusts (REITs) - 5.8%
DDR Corp.	131,690	2,245,315
Gramercy Property Trust, Inc.	131,650	3,145,118
LTC Properties, Inc.	70,470	3,004,136
Mid-America Apartment Communities, Inc.	28,300	2,506,248
RLJ Lodging Trust	87,000	2,122,800
STAG Industrial, Inc.	78,210	1,595,484

		14,619,101

Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd. (a)	116,790	2,887,049

		72,194,626

Consumer Discretionary - 18.2%
Auto Components - 3.5%
Dana Holding Corp.	191,790	3,153,027
Lear Corp.	24,900	3,134,910
Tenneco, Inc. (a)	45,620	2,458,006

		8,745,943

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	188,330	3,259,992

Household Durables - 3.4%
Helen of Troy Ltd. (a)	24,980	2,583,182
Meritage Homes Corp. (a)	70,200	2,619,162

Company	Shares	U.S. $ Value
PulteGroup, Inc.	171,120	$3,333,417

		8,535,761

Internet & Catalog Retail - 0.6%
Shutterfly, Inc. (a)	33,060	1,517,454

Media - 1.6%
Cable One, Inc.	4,407	1,966,668
Scholastic Corp.	47,000	2,007,840

		3,974,508

Multiline Retail - 1.1%
Big Lots, Inc.	59,600	2,681,404

Specialty Retail - 5.7%
Caleres, Inc.	63,773	1,792,021
Children’s Place, Inc. (The)	53,350	2,577,872
GameStop Corp.-Class A (b)	46,690	1,635,551
Michaels Cos., Inc. (The) (a)	89,730	1,992,903
Murphy USA, Inc. (a)	44,680	2,661,141
Office Depot, Inc. (a)	388,320	2,559,029
Pier 1 Imports, Inc. (b)	188,710	1,275,680

		14,494,197

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	227,280	2,528,490

		45,737,749

Information Technology - 18.2%
Communications Equipment - 2.2%
Finisar Corp. (a)	196,250	2,368,738
Polycom, Inc. (a)	232,715	3,171,905

		5,540,643

Electronic Equipment, Instruments & Components - 7.0%
Avnet, Inc.	70,750	3,206,390
CDW Corp./DE	82,650	3,568,000
Celestica, Inc. (a)	128,020	1,444,066
Keysight Technologies, Inc. (a)	106,870	3,292,665
TTM Technologies, Inc. (a)	260,798	2,044,656
Vishay Intertechnology, Inc.	329,240	3,924,541

		17,480,318

IT Services - 2.9%
Amdocs Ltd.	41,600	2,353,312
Booz Allen Hamilton Holding Corp.	115,300	3,510,885
Genpact Ltd. (a)	60,730	1,530,396

		7,394,593

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	331,400	782,104
Cypress Semiconductor Corp. (a)	250,700	2,712,574
Fairchild Semiconductor International, Inc. (a)	219,040	4,280,042

Company	Shares	U.S. $ Value
Lam Research Corp.	24,480	$1,914,336

		9,689,056

Software - 0.7%
Verint Systems, Inc. (a)	39,650	1,857,602

Technology Hardware, Storage & Peripherals - 1.5%
NCR Corp. (a)	136,270	3,694,280

		45,656,492

Industrials - 13.8%
Aerospace & Defense - 1.0%
Spirit AeroSystems Holdings, Inc.-Class A (a)	48,160	2,525,992

Construction & Engineering - 5.3%
AECOM (a)	120,504	3,835,642
EMCOR Group, Inc.	63,160	3,183,264
Granite Construction, Inc.	95,570	3,896,389
Quanta Services, Inc. (a)	113,420	2,500,911

		13,416,206

Electrical Equipment - 1.4%
General Cable Corp.	23,498	358,110
Regal Beloit Corp.	49,970	3,221,066

		3,579,176

Machinery - 2.6%
ITT Corp.	81,360	3,230,805
Oshkosh Corp.	71,850	3,151,341

		6,382,146

Road & Rail - 1.2%
Ryder System, Inc.	46,010	3,034,820

Trading Companies & Distributors - 2.3%
MRC Global, Inc. (a)	246,670	3,648,249
WESCO International, Inc. (a)	45,460	2,184,353

		5,832,602

		34,770,942

Utilities - 5.1%
Electric Utilities - 2.7%
PNM Resources, Inc.	120,520	3,495,080
Westar Energy, Inc.	75,281	3,212,993

		6,708,073

Gas Utilities - 2.4%
Southwest Gas Corp.	56,520	3,169,642
UGI Corp.	80,863	2,803,520

		5,973,162

		12,681,235

Company	Shares	U.S. $ Value
Energy - 4.8%
Energy Equipment & Services - 0.8%
RPC, Inc. (b)	160,000	$2,120,000

Oil, Gas & Consumable Fuels - 4.0%
Murphy Oil Corp.	126,450	3,613,941
QEP Resources, Inc.	221,550	3,500,490
SM Energy Co. (b)	99,230	2,914,385

		10,028,816

		12,148,816

Materials - 4.4%
Chemicals - 2.0%
A. Schulman, Inc.	77,602	2,685,805
Huntsman Corp.	189,700	2,375,044

		5,060,849

Containers & Packaging - 1.7%
Avery Dennison Corp.	34,490	2,274,960
Graphic Packaging Holding Co.	145,640	1,990,899

		4,265,859

Metals & Mining - 0.7%
Steel Dynamics, Inc.	103,670	1,802,822

		11,129,530

Health Care - 2.9%
Health Care Providers & Services - 2.9%
LifePoint Health, Inc. (a)	41,048	2,939,447
Molina Healthcare, Inc. (a)	27,980	1,686,075
WellCare Health Plans, Inc. (a)	33,480	2,761,431

		7,386,953

Consumer Staples - 2.4%
Food Products - 2.4%
Dean Foods Co.	98,185	1,841,950
Ingredion, Inc.	43,410	4,278,924

		6,120,874

Total Common Stocks (cost $212,958,616)		247,827,217

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.16% (c)(d) (cost $4,046,389)	4,046,389	4,046,389

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $217,005,005)		$251,873,606

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AB Exchange Reserves-Class I, 0.15% (c)(d) (cost $9,023,113)	9,023,113	9,023,113

Total Investments - 103.7% (cost $226,028,118) (e)		260,896,719
Other assets less liabilities - (3.7)%		(9,311,410)

Net Assets - 100.0%		$251,585,309

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,467,731 and gross unrealized depreciation of investments was $(13,599,130), resulting in net unrealized appreciation of $34,868,601.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$247,827,217	$	– 0	–	$	– 0	–	$247,827,217
Short-Term Investments	4,046,389		– 0	–		– 0	–	4,046,389
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,023,113		– 0	–		– 0	–	9,023,113

Total Investments in Securities	260,896,719		– 0	–		– 0	–	260,896,719
Other Financial Instruments**

Total^	$260,896,719	$	– 0	–	$	– 0	–	$260,896,719

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Information Technology - 24.4%
Communications Equipment - 2.6%
Ciena Corp. (a)	143,200	$3,585,728
CommScope Holding Co., Inc. (a)	51,830	1,483,375
Palo Alto Networks, Inc. (a)	7,280	1,363,835

		6,432,938

Internet Software & Services - 3.6%
CoStar Group, Inc. (a)	24,408	5,107,130
HomeAway, Inc. (a)	71,254	2,519,542
Pandora Media, Inc. (a)	88,813	1,225,619

		8,852,291

IT Services - 2.5%
Vantiv, Inc.-Class A (a)	85,358	4,499,220
VeriFone Systems, Inc. (a)	64,794	1,858,292

		6,357,512

Semiconductors & Semiconductor Equipment - 3.0%
Cavium, Inc. (a)	37,896	2,543,201
Mellanox Technologies Ltd. (a)	25,827	1,160,665
ON Semiconductor Corp. (a)	336,789	3,691,207

		7,395,073

Software - 12.7%
Aspen Technology, Inc. (a)	40,919	1,798,390
Cadence Design Systems, Inc. (a)	186,585	4,160,846
Guidewire Software, Inc. (a)	55,988	3,321,768
HubSpot, Inc. (a)	31,960	1,732,552
NetSuite, Inc. (a)(b)	37,518	3,204,037
Qlik Technologies, Inc. (a)	81,730	2,599,831
ServiceNow, Inc. (a)	28,570	2,485,876
SolarWinds, Inc. (a)	31,840	1,860,411
Tableau Software, Inc.-Class A (a)	31,593	3,065,469
Take-Two Interactive Software, Inc. (a)	100,492	3,554,402
Ultimate Software Group, Inc. (The) (a)	19,048	3,761,980

		31,545,562

		60,583,376

Industrials - 20.6%
Aerospace & Defense - 3.2%
Hexcel Corp.	95,547	4,499,308
TransDigm Group, Inc. (a)	14,934	3,503,965

		8,003,273

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	57,647	2,798,185

Company	Shares	U.S. $ Value
Building Products - 1.0%
Lennox International, Inc.	17,380	$2,362,290

Electrical Equipment - 1.3%
AMETEK, Inc.	55,838	3,152,614

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	42,987	3,802,200

Machinery - 5.7%
IDEX Corp.	55,373	4,363,392
Lincoln Electric Holdings, Inc.	54,571	3,080,533
Middleby Corp. (The) (a)	36,370	4,002,155
Valmont Industries, Inc.	9,857	1,155,733
Wabtec Corp./DE	18,833	1,508,900

		14,110,713

Marine - 1.3%
Kirby Corp. (a)	50,165	3,240,659

Professional Services - 1.5%
Robert Half International, Inc.	72,396	3,705,227

Road & Rail - 1.3%
Genesee & Wyoming, Inc.-Class A (a)	45,194	3,130,588

Trading Companies & Distributors - 2.7%
United Rentals, Inc. (a)	41,668	3,278,021
Watsco, Inc.	27,460	3,490,441

		6,768,462

		51,074,211

Health Care - 20.2%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)	29,910	1,135,085
Alder Biopharmaceuticals, Inc. (a)	35,015	1,304,659
Anacor Pharmaceuticals, Inc. (a)	17,000	1,984,410
DBV Technologies SA (Sponsored ADR) (a)	23,826	830,813
Dyax Corp. (a)	27,946	940,662
Isis Pharmaceuticals, Inc. (a)	26,961	1,645,699
PTC Therapeutics, Inc. (a)(b)	32,170	966,387
Sage Therapeutics, Inc. (a)	24,235	1,161,341
TESARO, Inc. (a)	23,062	1,177,084

		11,146,140

Health Care Equipment & Supplies - 6.2%
Align Technology, Inc. (a)	58,935	3,933,322
DexCom, Inc. (a)	45,664	3,882,353
Nevro Corp. (a)	56,042	3,383,816
Penumbra, Inc. (a)(b)	19,359	974,145
Sirona Dental Systems, Inc. (a)	29,536	3,204,065

		15,377,701

Health Care Providers & Services - 6.2%
Acadia Healthcare Co., Inc. (a)	50,851	3,509,227

Company	Shares	U.S. $ Value
Amsurg Corp. (a)	37,340	$3,138,800
Diplomat Pharmacy, Inc. (a)(b)	79,861	2,805,517
Premier, Inc.-Class A (a)	78,296	2,690,251
Team Health Holdings, Inc. (a)	58,150	3,206,391

		15,350,186

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	45,148	3,355,851

Pharmaceuticals - 2.0%
Akorn, Inc. (a)(b)	77,785	2,590,241
GW Pharmaceuticals PLC (ADR) (a)	9,776	847,481
Medicines Co. (The) (a)(b)	33,961	1,426,702

		4,864,424

		50,094,302

Consumer Discretionary - 19.1%
Diversified Consumer Services - 3.0%
Bright Horizons Family Solutions, Inc. (a)	61,775	4,097,536
Grand Canyon Education, Inc. (a)	88,446	3,504,230

		7,601,766

Hotels, Restaurants & Leisure - 5.6%
Buffalo Wild Wings, Inc. (a)	15,801	2,531,952
Dave & Buster’s Entertainment, Inc. (a)	61,427	2,355,111
Habit Restaurants, Inc. (The) (a)(b)	75,573	1,820,554
Norwegian Cruise Line Holdings Ltd. (a)	62,117	3,568,001
Wyndham Worldwide Corp.	46,733	3,547,969

		13,823,587

Household Durables - 2.0%
Tempur Sealy International, Inc. (a)	61,307	4,873,906

Media - 1.6%
AMC Networks, Inc.-Class A (a)	49,450	4,020,780

Specialty Retail - 6.9%
Five Below, Inc. (a)	88,526	2,479,613
Lithia Motors, Inc.-Class A	34,344	4,266,899
Select Comfort Corp. (a)	108,070	2,552,614
Tractor Supply Co.	41,758	3,731,077
Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,152	4,033,384

		17,063,587

		47,383,626

Financials - 8.8%
Banks - 5.3%
First Republic Bank/CA	49,261	3,392,112
IBERIABANK Corp.	25,704	1,628,863
Signature Bank/New York NY (a)	27,011	4,271,790
SVB Financial Group (a)	29,246	3,874,510

		13,167,275

Company	Shares	U.S. $ Value
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	16,945	$3,003,162
Lazard Ltd.-Class A	75,302	3,499,284
Stifel Financial Corp. (a)	50,849	2,306,511

		8,808,957

		21,976,232

Materials - 2.7%
Chemicals - 1.6%
PolyOne Corp.	110,145	3,963,017

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	17,035	2,681,309

		6,644,326

Energy - 1.8%
Energy Equipment & Services - 0.9%
Oceaneering International, Inc.	50,820	2,222,867

Oil, Gas & Consumable Fuels - 0.9%
Concho Resources, Inc. (a)	20,404	2,233,014

		4,455,881

Consumer Staples - 0.7%
Food Products - 0.7%
Blue Buffalo Pet Products, Inc. (a)(b)	95,926	1,723,790

Total Common Stocks (cost $183,245,647)		243,935,744

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.16% (c)(d) (cost $3,753,386)	3,753,386	3,753,386

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $186,999,033)		247,689,130

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.9%
Investment Companies - 4.9%
AB Exchange Reserves-Class I, 0.15% (c)(d) (cost $12,261,394)	12,261,394	12,261,394

Total Investments - 104.7% (cost $199,260,427) (e)		259,950,524
Other assets less liabilities - (4.7)%		(11,785,146)

Net Assets - 100.0%		$248,165,378

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,649,784 and gross unrealized depreciation of investments was $(4,959,687), resulting in net unrealized appreciation of $60,690,097.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$243,935,744		$	– 0	–	$	– 0	–	$243,935,744
Short-Term Investments	3,753,386			– 0	–		– 0	–	3,753,386
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,261,394			– 0	–		– 0	–	12,261,394

Total Investments in Securities	259,950,524			– 0	–		– 0	–	259,950,524
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$259,950,524		$	– 0	–	$	– 0	–	$259,950,524

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

	Principal
	Amount
	(000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 30.4%
United States - 30.4%
U.S. Treasury Notes
0.375%, 5/31/16-10/31/16	U.S.$	107,680	$107,518,478
0.50%, 4/30/17		24,365	24,256,503
0.625%, 5/31/17		33,394	33,281,830
0.75%, 10/31/17		2,070	2,062,803
1.375%, 6/30/18		63,207	63,619,299
1.50%, 6/30/16		28,475	28,641,835
1.625%, 6/30/20		6,779	6,777,942

Total Governments - Treasuries (cost $266,048,919)			266,158,690

CORPORATES - INVESTMENT GRADE - 19.1%
Financial Institutions - 14.4%
Banking - 13.6%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		3,145	3,186,986
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		4,092	4,135,944
American Express Credit Corp.
1.30%, 7/29/16		3,340	3,349,105
1.80%, 7/31/18		2,310	2,306,690
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		3,300	3,303,046
Bank of America Corp.
1.25%, 1/11/16		3,220	3,221,494
Bank of America NA
1.65%, 3/26/18		2,340	2,336,853
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		3,330	3,330,992
Barclays PLC
2.00%, 3/16/18		2,320	2,314,388
BNP Paribas SA
2.375%, 9/14/17-5/21/20		6,725	6,753,431
Capital One Bank USA NA
1.15%, 11/21/16		3,355	3,352,698
Citigroup, Inc.
0.849%, 5/01/17 (b)		2,327	2,319,181
1.082%, 11/24/17 (b)		2,374	2,366,095
1.25%, 1/15/16		3,335	3,337,505
Credit Agricole SA/London
3.00%, 10/01/17 (a)		3,750	3,827,722
Credit Suisse/New York NY Series G
1.375%, 5/26/17		3,267	3,258,989
Danske Bank A/S
3.875%, 4/14/16 (a)		1,612	1,630,257
Fifth Third Bancorp
3.625%, 1/25/16		3,175	3,188,472
Goldman Sachs Group, Inc. (The)
1.476%, 4/23/20 (b)		2,308	2,326,113
2.75%, 9/15/20		2,211	2,224,894
3.625%, 2/07/16		3,080	3,096,155

	Principal
	Amount
	(000)	U.S. $ Value
HSBC USA, Inc.
1.70%, 3/05/18	2,336	2,331,611
Huntington National Bank (The)
1.30%, 11/20/16	3,355	3,355,268
ING Bank NV
1.375%, 3/07/16 (a)	3,310	3,316,269
JPMorgan Chase & Co.
0.924%, 3/01/18 (b)	2,340	2,324,266
KeyBank NA/Cleveland OH
1.70%, 6/01/18	3,690	3,676,657
Lloyds Bank PLC
1.75%, 3/16/18	4,203	4,201,046
Mizuho Bank Ltd.
0.776%, 9/25/17 (a)(b)	4,785	4,756,280
Morgan Stanley
1.75%, 2/25/16	1,988	1,992,851
1.875%, 1/05/18	2,378	2,387,586
5.95%, 12/28/17	2,782	3,015,257
PNC Funding Corp.
2.70%, 9/19/16	3,130	3,168,051
Royal Bank of Canada
0.85%, 3/08/16	3,335	3,338,255
Societe Generale SA
2.75%, 10/12/17	3,493	3,551,169
SunTrust Bank/Atlanta GA
0.802%, 2/15/17 (b)	3,330	3,321,139
UBS AG/Stamford CT
1.80%, 3/26/18	3,747	3,746,194
US Bank NA/Cincinnati OH
0.803%, 10/28/19 (b)	1,851	1,841,301
Wells Fargo & Co.
2.125%, 4/22/19	3,907	3,928,699

		119,418,909

Insurance - 0.8%
MetLife, Inc.
1.756%, 12/15/17	3,400	3,413,970
New York Life Global Funding
0.80%, 2/12/16 (a)	3,315	3,316,870

		6,730,840

		126,149,749

Industrial - 4.7%
Basic - 0.4%
Monsanto Co.
0.544%, 11/07/16 (b)	3,355	3,340,100

Communications - Media - 0.4%
NBCUniversal Enterprise, Inc.
0.858%, 4/15/16 (a)(b)	3,795	3,798,787

Communications - Telecommunications - 0.2%
America Movil SAB de CV
5.00%, 3/30/20	2,031	2,220,919

	Principal
	Amount
	(000)	U.S. $ Value
Consumer Cyclical - Automotive - 1.5%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)	4,430	4,432,884
1.65%, 3/02/18 (a)	2,236	2,217,426
Ford Motor Credit Co. LLC
1.461%, 3/27/17	2,806	2,782,988
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	3,350	3,303,100

		12,736,398

Consumer Cyclical - Retailers - 0.3%
Wal-Mart Stores, Inc.
0.60%, 4/11/16	2,375	2,376,691

Consumer Non-Cyclical - 1.3%
AbbVie, Inc.
1.75%, 11/06/17	3,280	3,291,398
Gilead Sciences, Inc.
3.05%, 12/01/16	3,085	3,149,119
McKesson Corp.
0.95%, 12/04/15	1,298	1,298,006
PepsiCo, Inc.
0.70%, 2/26/16	3,315	3,316,117

		11,054,640

Technology - 0.6%
Cisco Systems, Inc.
0.696%, 3/03/17 (b)	3,360	3,363,337
QUALCOMM, Inc.
1.40%, 5/18/18	2,355	2,331,200

		5,694,537

		41,222,072

Total Corporates - Investment Grade (cost $167,738,611)		167,371,821

ASSET-BACKED SECURITIES - 18.7%
Autos - Fixed Rate - 10.2%
Ally Auto Receivables Trust
Series 2012-A, Class C
2.40%, 11/15/17 (a)	2,415	2,428,655
Series 2015-2, Class A3
1.49%, 11/15/19	2,235	2,230,920
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	3,398	3,383,142
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	530	529,355
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)	1,730	1,732,049
Series 2013-2A, Class A
2.97%, 2/20/20 (a)	4,101	4,106,051

	Principal
	Amount
	(000)	U.S. $ Value
Bank of America Auto Trust
Series 2012-1, Class C
2.09%, 7/17/17	2,960	2,967,081
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)	3,297	3,293,708
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19	1,507	1,495,194
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20	2,225	2,210,922
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)	760	760,612
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	2,200	2,199,706
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/17 (a)	1,111	1,111,063
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)	1,336	1,335,556
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)	462	461,262
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	2,459	2,450,852
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	3,270	3,263,329
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	2,965	2,949,257
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	1,753	1,751,914
Ford Credit Auto Owner Trust
Series 2013-A, Class D
1.86%, 8/15/19	2,185	2,193,163
Series 2014-2, Class A
2.31%, 4/15/26 (a)	3,468	3,478,639
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17	2,979	2,976,700
Series 2015-2, Class A3
1.68%, 12/20/18	3,024	3,015,960
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	1,367	1,356,949
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	3,870	3,862,043
Series 2015-1, Class A3
1.41%, 6/15/20	1,413	1,409,170

	Principal
	Amount
	(000)	U.S. $ Value
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)	1,200	1,193,072
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	4,270	4,251,782
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19	2,342	2,330,039
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	2,215	2,214,696
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	1,487	1,487,304
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	1,665	1,664,685
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	1,674	1,668,600
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	2,825	2,822,724
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18	1,560	1,559,231
Series 2015-4,Class A2A
1.20%, 12/17/18	1,549	1,546,270
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)	2,129	2,126,363
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	2,971	2,954,180
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)	1,359	1,343,148
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	1,516	1,514,597
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18	1,928	1,926,892

		89,556,835

Credit Cards - Fixed Rate - 2.4%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	1,948	1,950,904
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	2,074	2,102,411
Series 2015-4, Class A
1.72%, 8/16/21	1,689	1,682,933

	Principal
	Amount
	(000)	U.S. $ Value
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	2,091	2,092,672
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	2,841	2,813,290
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	3,299	3,323,157
Series 2015-3, Class A
1.74%, 9/15/21	2,231	2,221,733
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	1,540	1,545,555
Series 2013-A, Class A
1.61%, 12/15/21	950	949,230
Series 2015-B,Class A
2.55%, 6/17/24	2,193	2,211,066

		20,892,951

Credit Cards - Floating Rate - 2.3%
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A2
0.847%, 8/16/21 (a)(b)	3,365	3,366,001
Series 2014-1, Class A
0.547%, 3/16/20 (b)	1,200	1,197,419
Chase Issuance Trust
Series 2013-A6, Class A6
0.617%, 7/15/20 (b)	4,632	4,631,878
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.627%, 7/15/21 (b)	1,905	1,899,642
Series 2015-A1, Class A1
0.547%, 8/17/20 (b)	2,907	2,901,937
First National Master Note Trust
Series 2013-2, Class A
0.727%, 10/15/19 (b)	2,006	2,006,531
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.577%, 12/15/19 (b)	2,110	2,110,527
Series 2015-A, Class A
0.677%, 2/15/22 (b)	1,853	1,843,642

		19,957,577

Other ABS - Fixed Rate - 1.9%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)	2,834	2,834,021
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	1,928	1,928,471
CNH Equipment Trust
Series 2013-D, Class A4
1.37%, 10/15/20	4,975	4,960,935

	Principal
	Amount
	(000)	U.S. $ Value
Series 2014-B, Class A4
1.61%, 5/17/21	1,812	1,812,241
Series 2015-A, Class A4
1.85%, 4/15/21	1,728	1,726,008
Dell Equipment Finance Trust
Series 2014-1, Class A3
0.94%, 6/22/20 (a)	2,036	2,035,165
Series 2015-1, Class A3
1.30%, 3/23/20 (a)	981	975,271
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)	199	198,581
Macquarie Equipment Funding Trust
Series 2014-A, Class A2
0.80%, 11/21/16 (a)	678	677,970

		17,148,663

Autos - Floating Rate - 1.8%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.698%, 7/15/20 (a)(b)	2,788	2,776,800
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.767%, 1/15/22 (b)	2,635	2,610,234
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.587%, 7/20/19 (b)	1,462	1,456,908
Series 2015-1, Class A
0.707%, 1/20/20 (b)	2,788	2,768,044
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.745%, 12/10/27 (a)(b)	1,680	1,681,493
Series 2014-1, Class A
0.595%, 4/10/28 (a)(b)	2,433	2,433,805
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.971%, 10/25/19 (a)(b)	2,069	2,061,906

		15,789,190

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	495	499,181
Nationstar NIM Ltd.
Series 2007-A
9.79%, 4/04/07 (c)(d)	35	0

		499,181

Total Asset-Backed Securities (cost $164,104,976)		163,844,397

	Principal
	Amount
	(000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.1%
Non-Agency Fixed Rate CMBS - 10.2%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	3,947	4,126,236
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.987%, 3/15/49	523	526,275
Series 2015-GC29, Class A2
2.674%, 4/10/48	2,900	2,944,258
Commercial Mortgage Pass Through Certificates
Series 2012-CR4, Class A1
0.704%, 10/15/45	1,243	1,239,065
Series 2013-CR6, Class A1
0.719%, 3/10/46	2,351	2,327,292
Series 2013-LC6, Class A1
0.724%, 1/10/46	1,125	1,117,892
Series 2014-CR16, Class A2
3.042%, 4/10/47	3,374	3,474,839
Series 2014-CR19, Class A2
2.965%, 8/10/47	4,220	4,323,511
Series 2015-DC1, Class A2
2.87%, 2/10/48	3,205	3,276,858
Series 2015-LC21, Class A2
2.976%, 7/10/48	2,430	2,500,885
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46	2,900	2,977,213
Series 2013-LC6, Class XA
1.887%, 1/10/46 (e)	5,678	398,435
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.642%, 8/10/44	4,149	4,173,624
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A1
0.696%, 2/10/46	120	119,748
Series 2015-GC30, Class A2
2.726%, 5/10/50	2,965	3,016,163
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45	1,443	1,504,049
Series 2013-GC14, Class A1
1.217%, 8/10/46	1,216	1,214,484
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47	199	198,703
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)	657	653,743
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	4,740	4,924,494
Series 2010-C1, Class A1
3.853%, 6/15/43 (a)	107	106,229
Series 2013-C10, Class A1
0.73%, 12/15/47	1,099	1,092,446
Series 2013-C16, Class A2
3.07%, 12/15/46	4,682	4,814,528

	Principal
	Amount
	(000)	U.S. $ Value
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45	4,720	4,834,863
Series 2015-C28, Class A2
2.773%, 10/15/48	3,659	3,724,026
Series 2015-C29, Class A2
2.921%, 5/15/48	1,800	1,843,244
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	1,463	1,459,220
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43	1,463	1,486,931
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	2,562	2,623,318
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class A1
0.777%, 12/15/48	2,265	2,247,515
Series 2014-C17, Class A2
3.119%, 8/15/47	2,876	2,963,102
Series 2015-C23, Class A2
2.982%, 7/15/50	2,960	3,037,657
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45	1,409	1,399,086
Series 2013-C5, Class A1
0.779%, 3/10/46	2,304	2,284,265
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	1,047	1,060,985
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45	1,761	1,754,242
Series 2015-NXS1, Class A2
2.632%, 5/15/48	1,633	1,655,020
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA
1.91%, 12/15/45 (a)(e)	4,845	405,102
Series 2012-C6, Class XA
2.557%, 4/15/45 (a)(e)	3,297	293,341
Series 2012-C9, Class A1
0.673%, 11/15/45	1,901	1,891,289
Series 2013-C12, Class A1
0.735%, 3/15/48	1,168	1,163,324
Series 2014-C24, Class A2
2.863%, 11/15/47	2,150	2,197,306

		89,374,806

	Principal
	Amount
	(000)	U.S. $ Value
Non-Agency Floating Rate CMBS - 0.9%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.517%, 11/15/19 (a)(b)	1,340	1,338,330
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.117%, 6/15/29 (a)(b)	3,239	3,218,731
PFP III Ltd.
Series 2014-1, Class A
1.367%, 6/14/31 (a)(b)	458	457,190
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.249%, 4/15/32 (a)(b)	819	816,319
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.417%, 11/15/27 (a)(b)	1,625	1,612,382

		7,442,952

Total Commercial Mortgage-Backed Securities (cost $98,864,011)		96,817,758

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Agency Floating Rate - 2.5%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
0.697%, 6/15/39 (b)	2,724	2,743,021
Series 4286, Class VF
0.647%, 12/15/43 (b)	3,202	3,215,611
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
0.571%, 6/25/43 (b)	3,053	3,060,145
Series 2014-49, Class AF
0.513%, 8/25/44 (b)	5,761	5,746,851
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
0.752%, 12/08/20 (b)	7,652	7,703,860

		22,469,488

Agency Fixed Rate - 2.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24	3,527	3,624,089
Series 4461, Class EA
2.00%, 7/15/37	2,644	2,651,324
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24	1,225	1,259,442
Series 2011-39, Class DA
3.50%, 7/25/24	677	683,316
Federal National Mortgage Association REMICs
Series 2014-54, Class LA
3.00%, 2/25/44	3,190	3,267,215

	Principal
	Amount
	(000)	U.S. $ Value
Series 2015-72, Class PC
3.00%, 10/25/43	5,958	6,114,475

		17,599,861

GSE Risk Share Floating Rate - 1.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M1
1.071%, 4/25/24 (b)	1,358	1,355,959
Series 2014-HQ1, Class M1
1.871%, 8/25/24 (b)	1,730	1,734,642
Series 2014-HQ2, Class M1
1.671%, 9/25/24 (b)	1,106	1,109,126
Series 2014-HQ3, Class M1
1.871%, 10/25/24 (b)	1,117	1,119,398
Series 2015-DNA3, Class M1
1.571%, 4/25/28 (b)	1,631	1,632,547
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.171%, 5/25/24 (b)	2,606	2,579,281
Series 2014-C04, Class 2M1
2.321%, 11/25/24 (b)	1,622	1,628,269
Series 2015-C01, Class 1M1
1.721%, 2/25/25 (b)	853	853,417

		12,012,639

Non-Agency Floating Rate - 0.4%
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
1.897%, 7/15/36 (a)(b)	1,340	1,336,780
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.83%, 2/25/42 (a)(b)	2,280	1,943,642

		3,280,422

Total Collateralized Mortgage Obligations (cost $55,724,590)		55,362,410

MORTGAGE PASS-THROUGHS - 2.4%
Agency ARMs - 0.1%
Federal National Mortgage Association
Series 2007
1.793%, 1/01/37 (b)	801	829,649

Agency Fixed Rate 15-Year - 0.2%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25	1,054	1,126,730
Federal National Mortgage Association
Series 2006
6.00%, 5/01/21-1/01/22	674	728,476
Series 2007
6.00%, 2/01/22	208	225,096
Series 2005
6.00%, 6/01/19-5/01/20	18	19,079

	Principal
	Amount
	(000)	U.S. $ Value
Series 2001
6.00%, 11/01/16	5	5,081
Series 2002
6.00%, 12/01/17	12	12,669

		2,117,131

Agency Fixed Rate 30-Year - 1.3%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40	6,796	7,634,680
Government National Mortgage Association
5.00%, 10/15/39	3,236	3,639,889

		11,274,569

Other Agency Fixed Rate Programs - 0.8%
Federal National Mortgage Association
3.00%, 5/01/35	6,637	6,790,708

Total Mortgage Pass-Throughs (cost $20,824,195)		21,012,057

AGENCIES - 2.1%
Agency Callables - 2.1%
Federal Home Loan Mortgage Corp.
Series 0002
1.25%, 5/25/18	9,427	9,420,550
1.58%, 2/27/19	9,420	9,428,742

Total Agencies (cost $18,841,123)		18,849,292

INFLATION-LINKED SECURITIES - 1.1%
United States - 1.1%
U.S. Treasury Inflation Indexed Bonds
0.125%, 4/15/19 (TIPS)
(cost $9,395,333)	9,260	9,232,926

COVERED BONDS - 0.4%
DNB Boligkreditt AS
1.45%, 3/21/18 (a)
(cost $3,331,456)	3,335	3,317,835

	Shares
SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (f)(g) (cost $27,168,128)	27,168,128	27,168,128

U.S. $ Value
Total Investments – 94.7% (cost $832,041,342) (h)	829,135,314
Other assets less liabilities – 5.3% (i)	46,619,649

Net Assets – 100.0%	$875,754,963

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,460	March 2016	$317,599,094	$317,618,439	$19,345
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	353	March 2016	41,868,573	41,893,930	(25,357)
U.S. T-Note 10 Yr (CBT) Futures	124	March 2016	15,647,343	15,678,250	(30,907)

					$(36,919)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	JPY	5,380,000	USD	45,017	3/25/16	$1,174,136

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	11,260	4/29/17	3 Month BKBM	4.274%	$168,172

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $115,302,615 or 13.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2015.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of November 30, 2015, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A
9.79%, 3/25/37	04/04/07	$35,213	$0	0.00%

(d)	Fair valued by the Adviser.
(e)	IO - Interest Only
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $885,809 and gross unrealized depreciation of investments was $(3,791,837), resulting in net unrealized depreciation of $(2,906,028).
(i)	An amount of U.S. $596,011 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2015.

Currency Abbreviations:

JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

AB Short Duration Bond Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$266,158,690		$	– 0	–	$266,158,690
Corporates - Investment Grade		– 0	–	167,371,821			– 0	–	167,371,821
Asset-Backed Securities		– 0	–	146,196,553			17,647,844	^	163,844,397
Commercial Mortgage-Backed Securities		– 0	–	95,313,709			1,504,049		96,817,758
Collateralized Mortgage Obligations		– 0	–	41,406,129			13,956,281		55,362,410
Mortgage Pass-Throughs		– 0	–	21,012,057			– 0	–	21,012,057
Agencies		– 0	–	18,849,292			– 0	–	18,849,292
Inflation-Linked Securities		– 0	–	9,232,926			– 0	–	9,232,926
Covered Bonds		– 0	–	3,317,835			– 0	–	3,317,835
Short-Term Investments		27,168,128		– 0	–		– 0	–	27,168,128

Total Investments in Securities		27,168,128		768,859,012			33,108,174		829,135,314
Other Financial Instruments* :
Assets:
Futures		19,345		– 0	–		– 0	–	19,345
Forward Currency Exchange Contracts		– 0	–	1,174,136			– 0	–	1,174,136
Centrally Cleared Interest Rate Swaps		– 0	–	168,172			– 0	–	168,172
Liabilities:
Futures		(56,264)		– 0	–		– 0	–	(56,264)

Total		$27,131,209		$770,201,320			$33,108,174		$830,440,703

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/15	$16,368,735		$1,524,633		$14,275,300
Accrued discounts/(premiums)	209		(920)		1,684
Realized gain (loss)	192		(116)		6,285
Change in unrealized appreciation/depreciation	(8,248)		(18,026)		(22,942)
Purchases/Payups	2,834,000		– 0	–	1,645,229
Sales/Paydowns	(1,547,044)		(1,522)		(1,949,275)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/15	$17,647,844		$1,504,049		$13,956,281

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(8,248)		$(18,026)		$(22,942)

	Total
Balance as of 8/31/15	$32,168,668
Accrued discounts/(premiums)	973
Realized gain (loss)	6,361
Change in unrealized appreciation/depreciation	(49,216)
Purchases/Payups	4,479,229
Sales/Paydowns	(3,497,841)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/15	$33,108,174

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(49,216)

^	The Portfolio held a security with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at November 30, 2015. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Global Core Bond Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 38.5%
Australia - 2.1%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	18,130	$14,650,530
Series 144
3.75%, 4/21/37 (a)		4,220	3,191,469

			17,841,999

Belgium - 0.9%
Belgium Government Bond
Series 31
5.50%, 3/28/28	EUR	3,605	5,746,635
Series 75
1.00%, 6/22/31 (a)		1,755	1,748,701

			7,495,336

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/25	BRL	19,149	4,335,044

Canada - 0.5%
Canadian Government Bond
2.25%, 6/01/25	CAD	4,900	3,885,656

Denmark - 0.4%
Denmark Government Bond
3.00%, 11/15/21	DKK	21,530	3,562,594

France - 1.7%
France Government Bond OAT
0.50%, 5/25/25 (a)	EUR	5,038	5,220,389
2.50%, 5/25/30 (a)		1,818	2,234,091
3.25%, 10/25/21-5/25/45 (a)		4,395	6,037,150
4.50%, 4/25/41 (a)		680	1,128,086

			14,619,716

Germany - 3.2%
Bundesrepublik Deutschland
0.50%, 2/15/25 (a)		13,211	14,071,466
Series 00
5.50%, 1/04/31 (a)		2,475	4,312,522
6.25%, 1/04/30 (a)		4,350	7,946,437

			26,330,425

Ireland - 2.2%
Ireland Government Bond
2.40%, 5/15/30 (a)		3,625	4,257,803
3.40%, 3/18/24 (a)		3,820	4,865,422
5.40%, 3/13/25		6,159	9,032,090

			18,155,315

	Principal Amount (000)		U.S. $ Value
Italy - 3.6%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22	EUR	9,335	$10,180,477
3.75%, 3/01/21-5/01/21		5,702	7,025,691
4.25%, 9/01/19		2,245	2,726,087
4.50%, 5/01/23		1,905	2,507,661
5.00%, 8/01/34 (a)		520	785,408
5.50%, 11/01/22		5,035	6,932,063

			30,157,387

Japan - 4.9%
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42	JPY	250,050	2,345,778
Series 44
1.70%, 9/20/44		179,500	1,573,461
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		1,784,200	17,361,527
Series 143
1.60%, 3/20/33		935,050	8,477,888
Series 150
1.40%, 9/20/34		1,271,050	11,047,087

			40,805,741

Mexico - 0.8%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	60,655	4,051,194
Series M 20
10.00%, 12/05/24		31,235	2,390,165

			6,441,359

Poland - 1.3%
Poland Government Bond
Series 0725
3.25%, 7/25/25	PLN	40,400	10,506,269

Singapore - 0.1%
Singapore Government Bond
3.375%, 9/01/33	SGD	876	667,090

South Africa - 0.1%
South Africa Government Bond
Series R213
7.00%, 2/28/31	ZAR	21,030	1,206,577

Spain - 1.6%
Spain Government Bond
1.95%, 7/30/30 (a)	EUR	1,305	1,357,674
4.20%, 1/31/37 (a)		3,455	4,646,568
4.70%, 7/30/41 (a)		5,021	7,295,921

			13,300,163

	Principal Amount (000)		U.S. $ Value
Sweden - 0.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	24,950	$3,436,205

United Kingdom - 7.2%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	8,210	12,555,841
3.50%, 7/22/68 (a)		2,580	5,163,163
4.25%, 12/07/40 (a)		1,005	2,000,668
4.50%, 3/07/19-12/07/42 (a)		9,236	17,865,116
4.75%, 12/07/30 (a)		5,269	10,546,356
5.00%, 3/07/25 (a)		6,165	11,893,192

			60,024,336

United States - 7.0%
U.S. Treasury Bonds
3.625%, 8/15/43	U.S.$	1,565	1,767,533
4.625%, 2/15/40		9,898	12,928,354
5.375%, 2/15/31		5,280	7,192,559
6.25%, 5/15/30		2,080	3,030,219
U.S. Treasury Notes
1.00%, 3/15/18		5,630	5,622,962
1.25%, 1/31/20		7,000	6,917,148
1.375%, 4/30/20		6,445	6,384,075
1.50%, 2/28/19		15	14,683
1.625%, 8/15/22		2,852	2,786,604
2.00%, 2/15/25		5,210	5,116,178
2.75%, 2/15/24		6,045	6,333,552

			58,093,867

Total Governments - Treasuries (cost $336,168,967)			320,865,079

CORPORATES - INVESTMENT GRADE - 25.5%
Industrial - 13.9%
Basic - 0.9%
Glencore Funding LLC
2.125%, 4/16/18 (a)		1,257	1,081,020
4.00%, 4/16/25 (a)		1,065	790,762
4.125%, 5/30/23 (a)		561	426,360
International Paper Co.
3.65%, 6/15/24		1,200	1,197,310
5.15%, 5/15/46		122	118,603
Minsur SA
6.25%, 2/07/24 (a)		714	704,139
Mosaic Co. (The)
5.625%, 11/15/43		714	724,108
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		2,309	2,209,129

			7,251,431

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
Boeing Co. (The)
2.60%, 10/30/25	U.S.$	1,141	$1,105,966
Yamana Gold, Inc.
4.95%, 7/15/24		2,128	1,891,117

			2,997,083

Communications - Media - 1.8%
21st Century Fox America, Inc.
6.55%, 3/15/33		268	307,938
CBS Corp.
3.50%, 1/15/25		2,110	2,039,283
CCO Safari II LLC
3.579%, 7/23/20 (a)		980	984,868
4.908%, 7/23/25 (a)		980	994,921
Cox Communications, Inc.
2.95%, 6/30/23 (a)		666	594,602
Discovery Communications LLC
3.45%, 3/15/25		1,001	923,054
McGraw Hill Financial, Inc.
4.40%, 2/15/26 (a)		1,677	1,714,811
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,582	1,694,002
RELX Capital, Inc.
8.625%, 1/15/19		2,109	2,479,741
Time Warner, Inc.
3.55%, 6/01/24		1,386	1,376,036
3.60%, 7/15/25		990	980,620
7.625%, 4/15/31		380	478,090
Viacom, Inc.
3.875%, 4/01/24		1,511	1,439,125

			16,007,091

Communications - Telecommunications - 1.8%
America Movil SAB de CV
3.125%, 7/16/22		1,330	1,316,897
American Tower Corp.
5.05%, 9/01/20		2,750	2,984,377
AT&T, Inc.
3.40%, 5/15/25		2,235	2,168,942
Bell Canada
3.25%, 6/17/20	CAD	924	717,765
3.35%, 6/18/19		460	357,587
4.70%, 9/11/23		625	514,199
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	534	784,361
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.95%, 1/15/25		1,517	1,516,480
4.45%, 4/01/24		1,065	1,104,022
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,100	871,005

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
6.55%, 9/15/43	U.S.$	2,358	$2,843,326

			15,178,961

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		2,126	2,095,228
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,825	1,826,168
3.25%, 5/15/18		133	134,272

			4,055,668

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
5.125%, 7/20/45		2,178	2,320,701
Kohl’s Corp.
4.25%, 7/17/25		1,401	1,374,144
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		2,151	2,143,506

			5,838,351

Consumer Non-Cyclical - 3.0%
AbbVie, Inc.
2.50%, 5/14/20		719	714,164
3.60%, 5/14/25		1,942	1,924,240
Actavis Funding SCS
3.00%, 3/12/20		1,469	1,488,915
3.80%, 3/15/25		1,305	1,315,099
3.85%, 6/15/24		697	705,231
Agilent Technologies, Inc.
5.00%, 7/15/20		505	540,547
Ahold Finance USA LLC
6.875%, 5/01/29		3,105	3,826,711
Baxalta, Inc.
5.25%, 6/23/45 (a)		980	985,212
Becton Dickinson and Co.
2.675%, 12/15/19		791	800,809
3.734%, 12/15/24		552	562,029
Celgene Corp.
3.875%, 8/15/25		965	961,176
Gilead Sciences, Inc.
3.65%, 3/01/26		1,845	1,862,349
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		1,465	1,469,248
3.50%, 7/15/22 (a)		1,245	1,265,069
Kroger Co. (The)
3.40%, 4/15/22		171	173,763
Perrigo Co. PLC
4.00%, 11/15/23		275	271,060
Perrigo Finance PLC
3.50%, 12/15/21		262	257,325
Reynolds American, Inc.
3.25%, 11/01/22		1,269	1,261,126
3.75%, 5/20/23 (a)		960	968,882
4.45%, 6/12/25		1,955	2,052,455
5.85%, 8/15/45		788	881,061

	Principal Amount (000)		U.S. $ Value
Tyson Foods, Inc.
2.65%, 8/15/19	U.S.$	493	$496,483

			24,782,954

Energy - 2.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16		735	759,925
Devon Energy Corp.
5.00%, 6/15/45		1,460	1,293,929
Energy Transfer Partners LP
6.70%, 7/01/18		972	1,044,796
7.50%, 7/01/38		1,054	1,048,231
EnLink Midstream Partners LP
4.15%, 6/01/25		2,460	2,173,457
Enterprise Products Operating LLC
4.90%, 5/15/46		990	883,493
Halliburton Co.
3.375%, 11/15/22		900	904,928
5.00%, 11/15/45		900	914,059
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		183	168,751
3.95%, 9/01/22		495	433,916
Kinder Morgan, Inc./DE
2.25%, 3/16/27	EUR	951	791,967
5.00%, 2/15/21 (a)	U.S.$	829	788,727
Noble Energy, Inc.
8.25%, 3/01/19		2,058	2,370,542
ONEOK Partners LP
3.80%, 3/15/20		712	695,453
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,727	1,499,469
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		2,345	2,566,788
Southwestern Energy Co.
4.10%, 3/15/22		823	635,811
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		1,055	817,139
Williams Partners LP
3.90%, 1/15/25		943	773,550
4.125%, 11/15/20		2,295	2,212,217
4.50%, 11/15/23		425	376,791

			23,153,939

Technology - 1.2%
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		1,830	1,806,119
Hewlett-Packard Co.
3.75%, 12/01/20		211	210,986
4.375%, 9/15/21		181	181,611
4.65%, 12/09/21		460	463,744
KLA-Tencor Corp.
4.65%, 11/01/24		1,582	1,606,660
Motorola Solutions, Inc.
3.50%, 3/01/23		859	756,569
7.50%, 5/15/25		290	325,580

	Principal Amount (000)		U.S. $ Value
QUALCOMM, Inc.
3.00%, 5/20/22	U.S.$	2,455	$2,375,669
Seagate HDD Cayman
4.75%, 1/01/25		1,234	1,039,709
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,483	1,511,271

			10,277,918

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		1,115	1,166,240

Transportation - Services - 0.6%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)		1,675	1,742,412
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (a)		2,485	2,427,530
Ryder System, Inc.
5.85%, 11/01/16		930	968,908

			5,138,850

			115,848,486

Financial Institutions - 9.1%
Banking - 5.8%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		573	573,921
Bank of America Corp.
4.20%, 8/26/24		1,340	1,352,453
4.875%, 4/01/44		2,050	2,172,524
Series L
2.60%, 1/15/19		1,280	1,293,978
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,003	1,346,398
Barclays PLC
3.65%, 3/16/25	U.S.$	920	891,965
BPCE SA
5.70%, 10/22/23 (a)		540	577,361
Compass Bank
2.75%, 9/29/19		1,034	1,024,639
5.50%, 4/01/20		2,499	2,649,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,486	1,501,028
4.375%, 8/04/25		1,682	1,716,397
Fifth Third Bancorp
2.30%, 3/01/19		1,132	1,138,303
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		3,880	3,932,733
Series G
7.50%, 2/15/19		2,855	3,323,771
ING Bank NV
3.75%, 3/07/17 (a)		1,600	1,645,224
ING Groep NV
5.775%, 12/08/15 (b)		719	719,000

	Principal Amount (000)		U.S. $ Value
Lloyds Bank PLC
6.50%, 9/14/20 (a)	U.S.$	2,702	$3,165,582
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		651	677,143
Mellon Capital III
6.369%, 9/05/66	GBP	850	1,289,913
Morgan Stanley
Series F
3.875%, 4/29/24	U.S.$	2,640	2,727,608
Series G
5.50%, 7/24/20		1,430	1,607,394
Murray Street Investment Trust I
4.647%, 3/09/17		272	282,210
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	3,931,625
Nordea Bank AB
6.125%, 9/23/24 (a)(b)		385	377,685
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		605	618,612
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	620	974,597
Santander Issuances SAU
5.179%, 11/19/25	U.S.$	2,000	2,008,200
Santander UK PLC
5.00%, 11/07/23 (a)		925	965,256
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		2,214	2,237,535
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		1,262	1,269,710

			47,992,265

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		2,586	2,599,008

Insurance - 2.5%
ACE INA Holdings, Inc.
3.35%, 5/03/26		3,185	3,176,544
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		1,820	1,892,623
Berkshire Hathaway, Inc.
1.125%, 3/16/27	EUR	160	155,376
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(b)	U.S.$	1,041	1,082,640
Five Corners Funding Trust
4.419%, 11/15/23 (a)		1,060	1,114,424
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		600	663,701
5.50%, 3/30/20		922	1,026,216
Humana, Inc.
6.30%, 8/01/18		369	408,248
7.20%, 6/15/18		610	686,590
Lincoln National Corp.
8.75%, 7/01/19		791	958,530

	Principal Amount (000)		U.S. $ Value
Markel Corp.
7.125%, 9/30/19	U.S.$	1,105	$1,277,454
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		815	1,196,959
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		162	201,690
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	1,400	1,825,159
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	740	1,118,221
Prudential Financial, Inc.
5.625%, 6/15/43		1,660	1,726,400
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		1,295	1,615,686
XLIT Ltd.
5.50%, 3/31/45		530	500,255

			20,626,716

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)		1,289	1,316,391

REITS - 0.4%
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		568	561,855
Welltower, Inc.
4.00%, 6/01/25		2,902	2,861,932

			3,423,787

			75,958,167

Utility - 2.5%
Electric - 1.2%
Constellation Energy Group, Inc.
5.15%, 12/01/20		504	549,582
Entergy Corp.
4.00%, 7/15/22		1,706	1,748,261
Exelon Generation Co. LLC
4.25%, 6/15/22		2,463	2,515,504
RWE Finance BV
6.50%, 4/20/21	GBP	1,455	2,501,177
TECO Finance, Inc.
4.00%, 3/15/16	U.S.$	745	750,520
5.15%, 3/15/20		915	997,558
Union Electric Co.
6.70%, 2/01/19		315	360,192

			9,422,794

Natural Gas - 1.2%
Centrica PLC
4.00%, 10/16/23 (a)		1,865	1,866,156
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,515	1,568,189

	Principal Amount (000)		U.S. $ Value
NiSource Finance Corp.
6.80%, 1/15/19	U.S.$	3,445	$3,888,420
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,400	2,500,519

			9,823,284

Other Utility - 0.1%
Veolia Environnement SA
Series E
6.125%, 11/25/33	EUR	640	1,004,887

			20,250,965

Total Corporates - Investment Grade (cost $209,451,995)			212,057,618

MORTGAGE PASS-THROUGHS - 5.9%
Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
2.419%, 5/01/38 (c)	U.S.$	1,149	1,216,975
Federal National Mortgage Association
Series 2003
2.435%, 12/01/33 (c)		631	668,321

			1,885,296

Agency Fixed Rate 30-Year - 5.2%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		718	806,549
Federal National Mortgage Association
4.00%, 12/01/44		4,173	4,481,865
4.00%, 12/01/45, TBA		19,176	20,343,040
Series 2003
5.50%, 4/01/33		592	667,690
Series 2004
5.50%, 4/01/34-5/01/34		588	662,225
Series 2005
5.50%, 2/01/35		452	509,477
Series 2006
5.00%, 1/01/36		1	1,281
Government National Mortgage Association
3.00%, 12/01/45, TBA		5,795	5,889,169
3.50%, 12/01/45, TBA		9,400	9,816,391

			43,177,687

Other Agency Fixed Rate Programs - 0.5%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	4,281	3,944,471

Total Mortgage Pass-Throughs (cost $48,674,354)			49,007,454

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
GSE Risk Share Floating Rate - 4.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2

	Principal Amount (000)		U.S. $ Value
2.421%, 2/25/24 (d)	U.S.$	2,195	$2,194,998
Series 2014-DN3, Class M2
2.621%, 8/25/24 (d)		1,750	1,761,688
Series 2014-HQ1, Class M2
2.721%, 8/25/24 (d)		2,555	2,582,730
Series 2014-HQ2, Class M1
1.671%, 9/25/24 (d)		2,748	2,755,178
Series 2014-HQ3, Class M1
1.871%, 10/25/24 (d)		1,972	1,975,409
Series 2015-DNA1, Class M2
2.071%, 10/25/27 (d)		1,090	1,072,198
Series 2015-DNA2, Class M2
2.821%, 12/25/27 (d)		2,699	2,698,814
Series 2015-DNA3, Class M2
3.071%, 4/25/28 (d)		1,111	1,117,357
Series 2015-HQ1, Class M2
2.421%, 3/25/25 (d)		1,515	1,514,999
Series 2015-HQ2, Class M1
1.321%, 5/25/25 (d)		1,218	1,215,311
Series 2015-HQA1, Class M2
2.871%, 3/25/28 (d)		2,305	2,295,836
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.221%, 10/25/23 (d)		634	638,468
Series 2014-C01, Class M1
1.821%, 1/25/24 (d)		1,756	1,757,160
Series 2014-C04, Class 1M1
2.171%, 11/25/24 (d)		2,743	2,755,355
Series 2014-C04, Class 2M1
2.321%, 11/25/24 (d)		1,427	1,432,536
Series 2015-C01, Class 1M1
1.721%, 2/25/25 (d)		905	905,146
Series 2015-C01, Class 2M1
1.721%, 2/25/25 (d)		1,298	1,298,937
Series 2015-C02, Class 2M1
1.421%, 5/25/25 (d)		2,382	2,373,855
Series 2015-C03, Class 2M1
1.721%, 7/25/25 (d)		3,456	3,452,992

			35,798,967

Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.621%, 5/25/35		822	799,209

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.737%, 5/28/35	U.S.$	392	$333,078

Total Collateralized Mortgage Obligations (cost $37,012,590)			36,931,254

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
Non-Agency Fixed Rate CMBS - 2.8%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		4,360	4,558,086
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		2,570	2,619,316
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.987%, 3/15/49		1,758	1,769,800
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.228%, 12/10/49		3,506	3,749,419
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		5,420	5,444,931
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		1,382	1,351,303
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,615	1,630,431
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.412%, 6/15/45 (a)		911	896,312
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		1,309	1,340,405

			23,360,003

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Pass Through Certificates Trust
Series 2014-KYO, Class A
1.097%, 6/11/27 (a)(d)		2,026	2,015,542
Series 2014-SAVA, Class A
1.347%, 6/15/34 (a)(d)		932	928,676
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.117%, 6/15/29 (a)(d)		2,672	2,655,279

	Principal Amount (000)		U.S. $ Value
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.249%, 4/15/32 (a)(d)	U.S.$	900	$896,898
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.417%, 11/15/27 (a)(d)		1,721	1,707,042

			8,203,437

Agency CMBS - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		4,653	4,962,830

Total Commercial Mortgage-Backed Securities (cost $37,259,917)			36,526,270

COVERED BONDS - 3.8%
Abbey National Treasury Services PLC/United Kingdom
Series E
1.625%, 11/26/20 (a)	EUR	2,015	2,268,138
Aib Mortgage Bank
Series E
4.875%, 6/29/17		665	755,818
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)	U.S.$	2,900	2,920,900
Bank of Scotland PLC
Series E
4.75%, 6/08/22	EUR	3,180	4,270,711
Caisse Francaise de Financement Local
Series E
3.50%, 9/16/16		883	959,539
CaixaBank SA
5.125%, 4/27/16		1,250	1,347,267
Cie de Financement Foncier SA
Series E
3.375%, 1/18/16		3,457	3,668,556
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)		2,000	2,259,869
Danske Bank A/S
Series E
1.25%, 6/11/21		940	1,042,970
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		1,778	2,239,996
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	3,190	3,193,098
Nationwide Building Society
Series E
4.375%, 2/28/22	EUR	1,700	2,224,324
Santander Consumer Finance SA
3.875%, 3/23/16		1,300	1,389,283

	Principal Amount (000)		U.S. $ Value
Societe Generale SFH SA
Series E
3.25%, 6/06/16 (a)	EUR	900	$967,075
UBS AG/London
Series E
1.375%, 4/16/21 (a)		2,040	2,285,955

Total Covered Bonds (cost $35,119,460)			31,793,499

AGENCIES - 2.7%
Agency Debentures - 2.4%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	U.S.$	22,014	20,122,601

Agency Subordinated - 0.3%
Federal National Mortgage Association Zero Coupon, 10/09/19		2,180	2,016,476

Total Agencies (cost $20,401,781)			22,139,077

GOVERNMENTS - SOVEREIGN AGENCIES - 2.1%
Canada - 1.1%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	11,205	9,165,202
Colombia - 0.2%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	737	584,072
Oleoducto Central SA
4.00%, 5/07/21 (a)		1,041	1,009,566
Ecopetrol SA
7.375%, 9/18/43		730	673,425

			2,267,063

France - 0.5%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)		1,383	1,381,191
1.50%, 10/07/17 (a)		2,691	2,694,383

			4,075,574

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		654	663,810
Qatar - 0.1%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)		647	618,694
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC
3.625%, 1/12/23 (a)		619	592,585

Total Governments - Sovereign Agencies (cost $20,311,273)			17,382,928

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Indexed Bonds
0.125%, 4/15/19 (TIPS) (cost $17,398,019)	U.S.$	17,125	$17,074,984

QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Chile - 0.3%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		2,595	2,691,186

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		3,390	3,701,989

Mexico - 0.5%
Petroleos Mexicanos
4.50%, 1/23/26 (a)		3,970	3,742,916

Peru - 0.1%
Fondo MIVIVIENDA SA
3.50%, 1/31/23 (a)		613	582,350

Total Quasi-Sovereigns (cost $10,608,005)			10,718,441

CORPORATES - NON-INVESTMENT GRADE - 0.5%
Financial Institutions - 0.4%
Banking - 0.4%
Societe Generale SA
5.922%, 4/05/17 (a)(b)		1,515	1,552,875
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,386	1,460,317

			3,013,192

Industrial - 0.1%
Basic - 0.1%
Teck Resources Ltd.
4.50%, 1/15/21		1,960	1,097,600

Total Corporates - Non-Investment Grade (cost $4,796,558)			4,110,792

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.4%
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		1,248	1,235,712
3.869%, 10/15/49 (a)		1,031	1,027,358

	Principal Amount (000)		U.S. $ Value
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables
Series 2, Class SNR
2.98%, 2/16/18 (a)	EUR	661	$700,275

			2,963,345

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.346%, 12/25/32 (d)	U.S.$	246	236,022

Total Asset-Backed Securities (cost $3,284,246)			3,199,367

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Indonesia - 0.4%
Indonesia Government International Bond
3.375%, 4/15/23 (a) (cost $3,299,196)		3,326	3,108,769

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,016,585)		1,985	2,923,607

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17 (cost $2,520,525)		2,340	2,639,932

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a) (cost $1,972,329)		1,885	1,926,470

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
EUR/USD
Expiration: Jan 2016, Exercise Price: EUR 1.11 (e)
(premiums paid $228,052)		40,150,000	504,507

	Shares
SHORT-TERM INVESTMENTS - 9.8%
Investment Companies - 2.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (f)(g) (cost $21,904,554)		21,904,554	$21,904,554

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 1.1%
Japan - 1.1%
Japan Treasury Discount Bill Series 560 Zero Coupon, 12/28/15 (cost $9,248,703)	JPY	1,110,000	$9,017,292

U.S. Treasury Bills - 6.1%
U.S. Treasury Bill Zero Coupon 1/07/16 (cost $51,055,000)	U.S.$	51,055	51,055,000

Total Short-Term Investments (cost $82,208,257)			81,976,846

Total Investments - 102.6% (cost $872,732,109) (h)			854,886,894
Other assets less liabilities - (2.6)% (i)			(21,913,419)

Net Assets - 100.0%			$832,973,475

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
EURO-BUND Futures	98	December 2015	$15,846,959	$16,391,713	$(544,754)
EURO BUXL 30 Yr Bond Futures	7	December 2015	1,109,960	1,154,788	(44,828)
U.S. T-Note 5 Yr (CBT) Futures	84	March 2016	9,963,060	9,969,094	(6,034)
U.S. T-Note 10 Yr (CBT) Futures	190	March 2016	23,975,985	24,023,125	(47,140)
U.S. Long Bond (CBT) Futures	134	March 2016	20,578,218	20,636,000	(57,782)

					$(700,538)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	1,367	USD	1,468	12/03/15	$23,475
Barclays Bank PLC	USD	8,998	PLN	34,892	12/14/15	(366,534)
BNP Paribas SA	GBP	5,768	USD	8,700	12/11/15	12,876
BNP Paribas SA	AUD	20,247	USD	14,454	12/18/15	(175,860)
Citibank	BRL	13,803	USD	3,496	12/02/15	(71,211)
Citibank	USD	3,585	BRL	13,803	12/02/15	(17,048)
Citibank	PLN	42,563	USD	10,778	12/14/15	248,613
Citibank	MXN	107,471	USD	6,383	1/15/16	(80,653)
Citibank	USD	15,493	ZAR	219,406	1/21/16	(452,716)
Credit Suisse International	EUR	194,776	USD	214,878	12/03/15	9,084,562
Goldman Sachs Bank USA	TWD	142,766	USD	4,387	12/04/15	13,283
Goldman Sachs Bank USA	GBP	39,666	USD	59,763	12/11/15	24,311

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	DKK	23,949	USD	3,525	1/07/16	$127,724
Goldman Sachs Bank USA	BRL	12,725	USD	2,767	1/04/17	(134,726)
HSBC Bank USA	USD	23,967	EUR	22,046	12/03/15	(673,466)
HSBC Bank USA	USD	11,353	JPY	1,398,064	12/11/15	5,469
HSBC Bank USA	SEK	30,569	USD	3,575	1/07/16	65,168
HSBC Bank USA	CAD	15,788	USD	11,862	1/14/16	39,647
HSBC Bank USA	JPY	1,398,064	USD	11,371	1/19/16	(4,354)
JPMorgan Chase Bank	EUR	1,160	USD	1,227	1/27/16	(262)
Morgan Stanley & Co., Inc.	USD	9,502	JPY	1,167,670	12/11/15	(15,223)
Northern Trust Co.	USD	8,589	EUR	7,837	12/03/15	(307,979)
Royal Bank of Scotland PLC	EUR	10,273	USD	11,329	12/03/15	474,471
Royal Bank of Scotland PLC	TWD	151,849	USD	4,672	12/04/15	19,525
Standard Chartered Bank	SGD	26,423	USD	18,778	1/08/16	67,980
Standard Chartered Bank	USD	9,633	SGD	13,671	1/08/16	47,278
Standard Chartered Bank	CAD	5,266	USD	3,948	1/14/16	4,144
State Street Bank & Trust Co.	USD	11,306	EUR	10,536	12/03/15	(175,115)
State Street Bank & Trust Co.	GBP	3,304	USD	5,025	12/11/15	48,906
State Street Bank & Trust Co.	JPY	5,161,676	USD	43,055	12/11/15	1,117,974
State Street Bank & Trust Co.	AUD	10,639	USD	7,572	12/18/15	(115,550)
UBS AG	BRL	13,803	USD	3,585	12/02/15	17,048
UBS AG	USD	3,722	BRL	13,803	12/02/15	(154,402)
UBS AG	USD	6,907	JPY	850,799	12/11/15	5,003
UBS AG	USD	4,549	AUD	6,285	12/18/15	(8,163)
UBS AG	BRL	13,803	USD	3,686	1/05/16	153,442
UBS AG	CAD	5,526	USD	4,150	1/14/16	12,629

						$8,860,266

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - EUR vs. USD	1.110%	1/19/16	EUR	20,075	$212,712	$(252,253)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $266,893,195 or 32.0% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of November 30, 2015.
(d)	Floating Rate Security. Stated interest rate was in effect at November 30, 2015.
(e)	Non-income producing security.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,173,100 and gross unrealized depreciation of investments was $(35,018,315), resulting in net unrealized depreciation of $(17,845,215).
(i)	An amount of U.S. 1,311,068 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
GSE	-	Government-Sponsored Enterprise
OAT	-	Obligations Assimilables du Trésor
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB GLOBAL CORE BOND PORTFOLIO

COUNTRY BREAKDOWN*

November 30, 2015 (unaudited)

42.8%	United States
10.4%	United Kingdom
5.2%	Japan
3.7%	Italy
3.6%	Germany
3.2%	France
3.0%	Canada
2.7%	Australia
2.3%	Ireland
2.1%	Spain
1.4%	Netherlands
1.3%	Mexico
1.2%	Poland
7.5%	Other
9.6%	Short-Term

100.0%

*	All data are as of November 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following countries: Belgium, Brazil, Chile, China, Colombia, Denmark, India, Indonesia, Malaysia, Morocco, Norway, Peru, Portugal, Qatar, Singapore, South Africa, Supranational, Sweden, Switzerland and United Arab Emirates.

AB Pooling Portfolios

AB Global Core Bond Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$320,865,079		$	– 0	–	$320,865,079
Corporates - Investment Grade		– 0	–	212,057,618			– 0	–	212,057,618
Mortgage Pass-Throughs		– 0	–	49,007,454			– 0	–	49,007,454
Collateralized Mortgage Obligations		– 0	–	333,078			36,598,176		36,931,254
Commercial Mortgage-Backed Securities		– 0	–	31,880,539			4,645,731		36,526,270
Covered Bonds		– 0	–	31,793,499			– 0	–	31,793,499
Agencies		– 0	–	22,139,077			– 0	–	22,139,077
Governments - Sovereign Agencies		– 0	–	17,382,928			– 0	–	17,382,928
Inflation-Linked Securities		– 0	–	17,074,984			– 0	–	17,074,984
Quasi-Sovereigns		– 0	–	10,718,441			– 0	–	10,718,441
Corporates - Non-Investment Grade		– 0	–	4,110,792			– 0	–	4,110,792
Asset-Backed Securities		– 0	–	– 0	–		3,199,367		3,199,367
Governments - Sovereign Bonds		– 0	–	3,108,769			– 0	–	3,108,769
Local Governments - Municipal Bonds		– 0	–	2,923,607			– 0	–	2,923,607
Supranationals		– 0	–	2,639,932			– 0	–	2,639,932
Emerging Markets - Corporate Bonds		– 0	–	1,926,470			– 0	–	1,926,470
Options Purchased - Puts		– 0	–	504,507			– 0	–	504,507
Short-Term Investments:
Investment Companies		21,904,554		– 0	–		– 0	–	21,904,554
Governments - Treasuries		– 0	–	9,017,292			– 0	–	9,017,292
U.S. Treasury Bills		– 0	–	51,055,000			– 0	–	51,055,000

Total Investments in Securities		21,904,554		788,539,066			44,443,274		854,886,894
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts		– 0	–	11,613,528			– 0	–	11,613,528
Liabilities:
Futures		(700,538)		– 0	–		– 0	–	(700,538)
Forward Currency Exchange Contracts		– 0	–	(2,753,262)			– 0	–	(2,753,262)
Currency Options Written		– 0	–	(252,253)			– 0	–	(252,253)

Total+		$21,204,016		$797,147,079			$44,443,274		$862,794,369

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities		Asset-Backed Securities
Balance as of 8/31/15	$36,919,073		$3,931,061		$3,365,165
Accrued discounts/(premiums)	(1,418)		(3,461)		(1,276)
Realized gain (loss)	(4,165)		(18,779)		(2,714)
Change in unrealized appreciation/depreciation	(43,031)		(33,012)		(60,122)
Purchases/Payups	3,415,615		912,725		– 0	–
Sales/Paydowns	(3,687,898)		(142,803)		(101,686)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/15	$36,598,176		$4,645,731		$3,199,367

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(43,031)		$(33,012)		$(60,122)

	Total
Balance as of 8/31/15	$44,215,299
Accrued discounts/(premiums)	(6,155)
Realized gain (loss)	(25,658)
Change in unrealized appreciation/depreciation	(136,165)
Purchases/Payups	4,328,340
Sales/Paydowns	(3,932,387)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/15	$44,443,274

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(136,165)

As of November 30, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 80.6%
United States - 80.6%
U.S. Treasury Inflation Index
0.125%, 4/15/19-7/15/24 (TIPS)	98,157	96,279,641
0.125%, 4/15/17-7/15/22 (TIPS) (a)	214,065	212,394,414
0.125%, 1/15/22-1/15/23 (TIPS) (a)(b)	57,642	55,851,340
0.25%, 1/15/25 (TIPS) (a)	44,462	42,852,211
0.375%, 7/15/23 (TIPS) (a)	41,392	40,804,748
0.375%, 7/15/25 (TIPS)	41,073	40,170,466
0.625%, 1/15/24 (TIPS)	33,790	33,729,307
2.625%, 7/15/17 (TIPS)	10,298	10,782,553

Total Inflation-Linked Securities (cost $544,910,245)		532,864,680

CORPORATES - INVESTMENT GRADE - 19.8%
Industrial - 12.7%
Basic - 1.3%
Barrick Gold Corp.
4.10%, 5/01/23	306	269,265
Dow Chemical Co. (The)
8.55%, 5/15/19	637	761,419
Eastman Chemical Co.
3.80%, 3/15/25	630	622,648
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20	257	205,600
Glencore Funding LLC
3.125%, 4/29/19 (c)	3,225	2,645,919
International Paper Co.
4.75%, 2/15/22	1,410	1,526,242
LyondellBasell Industries NV
5.75%, 4/15/24	1,087	1,221,109
Minsur SA
6.25%, 2/07/24 (c)	459	452,661
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)	832	715,520

		8,420,383

Capital Goods - 0.3%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)	793	474,809
Yamana Gold, Inc.
4.95%, 7/15/24	1,588	1,411,228

		1,886,037

Communications - Media - 1.4%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41	1,584	1,817,099
CBS Corp.
3.50%, 1/15/25	630	608,886
5.75%, 4/15/20	1,625	1,817,536

	Principal Amount (000)		U.S. $ Value
Cox Communications, Inc.
2.95%, 6/30/23 (c)	U.S.$	348	$310,693
Discovery Communications LLC
3.45%, 3/15/25		677	624,283
McGraw Hill Financial, Inc.
4.40%, 2/15/26 (c)		1,281	1,309,883
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(d)		906	960,360
Time Warner, Inc.
3.55%, 6/01/24		1,124	1,115,920
Viacom, Inc.
3.875%, 4/01/24		635	604,794

			9,169,454

Communications - Telecommunications - 1.6%
American Tower Corp.
2.80%, 6/01/20		911	906,262
5.05%, 9/01/20		1,355	1,470,484
AT&T, Inc.
3.40%, 5/15/25		1,715	1,664,311
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		469	479,506
4.45%, 4/01/24		1,413	1,464,772
5.00%, 3/01/21		409	446,520
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	150	118,773
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	835	939,818
Verizon Communications, Inc.
4.272%, 1/15/36		2,262	2,083,766
7.35%, 4/01/39		780	982,251

			10,556,463

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		919	905,698
5.00%, 5/15/18		337	355,710
5.875%, 8/02/21		1,166	1,309,808
General Motors Co.
3.50%, 10/02/18		775	786,191

			3,357,407

Consumer Cyclical - Retailers - 0.8%
CVS Health Corp.
3.875%, 7/20/25		1,490	1,527,772
Kohl’s Corp.
4.25%, 7/17/25		1,870	1,834,154
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		1,910	1,873,639

			5,235,565

Consumer Non-Cyclical - 3.4%
AbbVie, Inc.
3.60%, 5/14/25		972	963,111
Actavis Funding SCS

	Principal Amount (000)		U.S. $ Value
3.80%, 3/15/25	U.S.$	1,664	$1,676,878
3.85%, 6/15/24		517	523,105
Altria Group, Inc.
2.625%, 1/14/20		1,915	1,926,978
Baxalta, Inc.
3.60%, 6/23/22 (c)		1,510	1,498,972
Bayer US Finance LLC
3.375%, 10/08/24 (c)		611	614,466
Becton Dickinson and Co.
3.734%, 12/15/24		832	847,117
Biogen, Inc.
3.625%, 9/15/22		907	922,792
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		13	15,205
Gilead Sciences, Inc.
3.65%, 3/01/26		1,415	1,428,305
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		1,270	1,243,618
Kraft Heinz Foods Co.
2.80%, 7/02/20 (c)		750	752,175
3.50%, 7/15/22 (c)		956	971,411
Kroger Co. (The)
3.40%, 4/15/22		948	963,317
Laboratory Corp. of America Holdings
3.60%, 2/01/25		575	559,304
Medtronic, Inc.
3.50%, 3/15/25		1,910	1,933,619
Perrigo Finance PLC
3.50%, 12/15/21		251	246,521
3.90%, 12/15/24		650	630,218
Reynolds American, Inc.
3.25%, 11/01/22		899	893,422
4.00%, 6/12/22		1,323	1,375,843
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		696	729,069
Tyson Foods, Inc.
2.65%, 8/15/19		367	369,593
3.95%, 8/15/24		1,207	1,235,867

			22,320,906

Energy - 2.5%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		654	464,863
Energy Transfer Partners LP
6.125%, 2/15/17		1,645	1,701,530
EnLink Midstream Partners LP
5.05%, 4/01/45		750	580,185
Enterprise Products Operating LLC
3.70%, 2/15/26		1,643	1,546,378
5.20%, 9/01/20		720	784,146
Halliburton Co.
3.375%, 11/15/22		1,740	1,749,528
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,439	1,261,423
4.15%, 3/01/22		625	563,455
Marathon Petroleum Corp.
5.125%, 3/01/21		590	638,916

	Principal Amount (000)		U.S. $ Value
Noble Energy, Inc.
3.90%, 11/15/24	U.S.$	996	$943,641
8.25%, 3/01/19		1,370	1,578,058
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,323	1,148,696
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		2,065	2,260,306
Spectra Energy Capital LLC
8.00%, 10/01/19		450	514,852
Valero Energy Corp.
6.125%, 2/01/20		998	1,122,437

			16,858,414

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		636	634,026

Technology - 0.8%
KLA-Tencor Corp.
4.65%, 11/01/24		1,321	1,341,592
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,728,943
Seagate HDD Cayman
4.75%, 1/01/25		740	623,488
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		1,230	1,253,447
Total System Services, Inc.
2.375%, 6/01/18		530	528,756

			5,476,226

			83,914,881

Financial Institutions - 5.9%
Banking - 3.9%
Bank of America Corp.
5.625%, 7/01/20		705	792,156
Series E
0.80%, 3/28/18 (e)	EUR	1,850	1,941,556
Barclays Bank PLC
6.625%, 3/30/22 (c)		459	616,148
Barclays PLC
3.65%, 3/16/25	U.S.$	475	460,525
BPCE SA
5.70%, 10/22/23 (c)		397	424,467
Citigroup, Inc.
3.875%, 3/26/25		1,365	1,334,293
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		361	364,651
4.375%, 8/04/25		977	996,980
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (c)		1,870	1,828,879
Goldman Sachs Group, Inc. (The)
2.012%, 11/29/23 (e)		1,550	1,576,755

	Principal Amount (000)		U.S. $ Value
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)	U.S.$	1,710	$1,758,665
Morgan Stanley
5.625%, 9/23/19		348	387,324
Series G
5.50%, 7/24/20-7/28/21		1,397	1,580,799
Murray Street Investment Trust I
4.647%, 3/09/17		184	190,907
PNC Bank NA
3.80%, 7/25/23		1,930	1,998,285
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(d)		735	751,537
Santander Bank NA
1.251%, 1/12/18 (e)		1,870	1,855,780
Santander Issuances SAU
5.179%, 11/19/25		1,000	1,004,100
Santander UK PLC
5.00%, 11/07/23 (c)		1,050	1,095,696
Standard Chartered PLC
Series E
4.00%, 7/12/22 (c)		1,900	1,920,197
UBS AG/Stamford CT
5.875%, 7/15/16		655	674,016
7.625%, 8/17/22		929	1,072,184
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (c)		970	975,926

			25,601,826

Insurance - 1.4%
American International Group, Inc.
6.40%, 12/15/20		1,660	1,931,554
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (c)(d)		804	836,160
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,330	1,471,204
6.10%, 10/01/41		760	901,237
Lincoln National Corp.
8.75%, 7/01/19		550	666,487
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		548	828,088
Prudential Financial, Inc.
5.625%, 6/15/43		762	792,480
Swiss Re Capital I LP
6.854%, 5/25/16 (c)(d)		1,815	1,839,281
XLIT Ltd.
5.50%, 3/31/45		335	316,199

			9,582,690

REITS - 0.6%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		23	22,120
Trust F/1401
5.25%, 12/15/24 (c)		1,555	1,586,100

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
5.25%, 1/15/22	U.S.$	1,945	$2,114,326

			3,722,546

			38,907,062

Utility - 1.2%
Electric - 0.9%
CMS Energy Corp.
5.05%, 3/15/22		669	733,588
Constellation Energy Group, Inc.
5.15%, 12/01/20		263	286,786
Entergy Corp.
4.00%, 7/15/22		1,308	1,340,402
Exelon Corp.
2.85%, 6/15/20		2,470	2,476,256
Exelon Generation Co. LLC
4.25%, 6/15/22		763	779,265

			5,616,297

Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		2,090	2,177,535

			7,793,832

Total Corporates - Investment Grade (cost $130,466,493)			130,615,775

ASSET-BACKED SECURITIES - 11.0%
Autos - Fixed Rate - 6.3%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		713	711,698
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,572	1,565,126
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		1,042	1,042,145
Series 2013-4, Class A3
0.96%, 4/09/18		496	496,404
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		430	429,215
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		3,140	3,143,867
Series 2014-1A, Class A
2.46%, 7/20/20 (c)		1,591	1,606,942
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		1,506	1,504,496
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		1,585	1,581,822
Series 2015-2, Class A3

	Principal Amount (000)		U.S. $ Value
1.31%, 8/15/19	U.S.$	1,210	$1,200,520
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		400	401,974
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		660	660,034
Series 2014-B, Class A
1.11%, 11/15/18 (c)		592	587,530
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (c)		480	479,625
Series 2015-CA, Class A2A
1.03%, 2/15/18 (c)		742	741,891
Series 2015-DA, Class A2A
1.23%, 6/15/18 (c)		1,064	1,063,646
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		388	387,218
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		1,491	1,487,958
Exeter Automobile Receivables Trust
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		151	151,543
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		204	203,927
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		83	83,198
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		645	642,593
Series 2014-2, Class A
2.31%, 4/15/26 (c)		1,373	1,377,212
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		1,333	1,332,105
Series 2015-2, Class A3
1.68%, 12/20/18		1,723	1,718,419
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		730	724,253
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		780	778,396
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		900	894,804
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		4,705	4,696,717
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		853	821,055
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2

	Principal Amount (000)		U.S. $ Value
1.00%, 10/16/17 (c)	U.S.$	1,008	$1,008,190
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		1,190	1,190,243
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		585	586,268
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		659	656,874
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,287	1,285,963
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18		1,254	1,253,178
Series 2015-4,Class A2A
1.20%, 12/17/18		704	702,760
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (c)		1,703	1,701,091
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)		599	598,446

			41,499,346

Credit Cards - Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		901	902,343
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,685	1,708,082
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		1,487	1,488,189
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,526	1,511,116
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		2,269	2,285,615
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,310	1,314,726
Series 2013-A, Class A
1.61%, 12/15/21		809	808,344
Series 2015-B,Class A
2.55%, 6/17/24		1,163	1,172,581

			11,190,996

Autos - Floating Rate - 1.4%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.698%, 7/15/20 (c)(e)		2,227	2,218,054

	Principal Amount (000)		U.S. $ Value
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.767%, 1/15/22 (e)	U.S.$	1,429	$1,415,569
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.587%, 7/20/19 (e)		996	992,531
Series 2015-1, Class A
0.707%, 1/20/20 (e)		1,290	1,280,766
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.745%, 12/10/27 (c)(e)		1,336	1,336,846
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.971%, 10/25/19 (c)(e)		1,301	1,296,539
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.557%, 7/22/19 (c)(e)		680	672,028

			9,212,333

Credit Cards - Floating Rate - 0.9%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.547%, 3/16/20 (e)		600	598,709
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.547%, 8/17/20 (e)		1,228	1,225,861
First National Master Note Trust
Series 2013-2, Class A
0.727%, 10/15/19 (e)		1,619	1,619,429
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.577%, 12/15/19 (e)		1,715	1,715,429
Series 2015-A, Class A
0.677%, 2/15/22 (e)		850	845,707

			6,005,135

Other ABS - Fixed Rate - 0.7%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		1,592	1,591,926
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		1,021	1,019,634
Dell Equipment Finance Trust
Series 2015-2, Class A2A
1.42%, 12/22/17 (c)		614	612,917
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (c)		161	161,015

	Principal Amount (000)		U.S. $ Value
SBA Tower Trust
3.156%, 10/15/20 (c)	U.S.$	1,573	$1,552,960

			4,938,452

Total Asset-Backed Securities (cost $72,943,230)			72,846,262

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.5%
Non-Agency Fixed Rate CMBS - 8.4%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		3,204	3,349,528
Series 2007-5, Class AM
5.772%, 2/10/51		618	645,266
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		1,182	1,192,474
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,950	1,987,419
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		1,970	2,014,417
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.987%, 3/15/49		421	423,741
Series 2013-GC11, Class D
4.604%, 4/10/46 (c)		900	839,812
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,475	1,454,348
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.959%, 5/15/46		1,946	2,040,649
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		1,333	1,368,671
Series 2007-GG9, Class A4
5.444%, 3/10/39		2,856	2,944,250
Series 2007-GG9, Class AM
5.475%, 3/10/39		1,282	1,321,965
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		782	764,295
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.889%, 6/15/39		947	966,244
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		1,346	1,383,823
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.835%, 11/10/46 (c)		763	811,442
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		1,320	1,312,529

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)	U.S.$	1,897	$1,924,444
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45		1,159	1,208,144
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		1,477	1,444,075
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		472	469,605
Series 2006-CB15, Class A4
5.814%, 6/12/43		1,890	1,905,717
Series 2006-LDP9, Class AM
5.372%, 5/15/47		778	793,652
Series 2007-CB19, Class AM
5.883%, 2/12/49		700	726,287
Series 2007-LD12, Class AM
6.209%, 2/15/51		598	633,001
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		3,838	3,987,701
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,568	1,666,205
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		265	267,137
Series 2011-C5, Class D
5.50%, 8/15/46 (c)		552	574,030
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		1,273	1,321,521
Series 2015-C32, Class C
4.819%, 11/15/48		1,137	1,051,816
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		611	625,052
Series 2007-C1, Class AM
5.455%, 2/15/40		620	641,732
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		1,184	1,180,762
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		1,505	1,504,242
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,178	1,197,166
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,063	2,112,726
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		317	320,808
Series 2012-C4, Class A5
2.85%, 12/10/45		637	631,104

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	U.S.$	839	$850,304
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.963%, 11/15/45 (c)		680	665,640
Series 2013-C14, Class A5
3.337%, 6/15/46		1,776	1,811,040
Series 2014-C20, Class A2
3.036%, 5/15/47		1,218	1,251,620

			55,586,404

Non-Agency Floating Rate CMBS - 1.7%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.517%, 11/15/19 (c)(e)		1,065	1,063,673
Commercial Mortgage Pass Through Certificates Trust
Series 2014-KYO, Class A
1.097%, 6/11/27 (c)(e)		1,490	1,482,612
Series 2014-SAVA, Class A
1.347%, 6/15/34 (c)(e)		691	688,420
H/2 Asset Funding NRE
Series 2015-1A
1.875%, 6/24/49 (c)(e)		1,487	1,482,829
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.117%, 6/15/29 (c)(e)		1,987	1,974,566
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.067%, 8/15/26 (c)(e)		553	551,883
Series 2015-XLF2, Class SNMA
2.147%, 11/15/26 (c)(e)		553	551,553
PFP III Ltd.
Series 2014-1, Class A
1.367%, 6/14/31 (c)(e)		368	366,863
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.249%, 4/15/32 (c)(e)		672	669,738
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.417%, 11/15/27 (c)(e)		1,299	1,288,726
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.62%, 12/15/47 (f)		1,206	1,152,370

			11,273,233

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		2,366	2,422,387

	Principal Amount (000)		U.S. $ Value
Total Commercial Mortgage-Backed Securities (cost $70,829,521)			$69,282,024

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
GSE Risk Share Floating Rate - 3.0%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.721%, 7/25/25 (c)(e)	U.S.$	984	978,691
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.471%, 11/25/23 (e)		1,940	1,935,026
Series 2014-DN2, Class M1
1.071%, 4/25/24 (e)		435	433,907
Series 2014-DN3, Class M3
4.221%, 8/25/24 (e)		1,965	1,912,594
Series 2014-DN4, Class M3
4.771%, 10/25/24 (e)		250	250,623
Series 2014-HQ3, Class M3
4.971%, 10/25/24 (e)		1,210	1,221,426
Series 2015-DNA1, Class M3
3.521%, 10/25/27 (e)		315	301,448
Series 2015-DNA2, Class M2
2.821%, 12/25/27 (e)		2,100	2,099,988
Series 2015-DNA3, Class M3
4.921%, 4/25/28 (e)		417	418,777
Series 2015-HQ1, Class M2
2.421%, 3/25/25 (e)		535	534,999
Series 2015-HQA1, Class M2
2.871%, 3/25/28 (e)		1,880	1,872,526
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.421%, 7/25/24 (e)		501	499,720
Series 2014-C04, Class 1M2
5.121%, 11/25/24 (e)		1,111	1,116,867
Series 2014-C04, Class 2M2
5.221%, 11/25/24 (e)		415	421,188
Series 2015-C01, Class 1M2
4.521%, 2/25/25 (e)		835	813,568
Series 2015-C01, Class 2M2
4.771%, 2/25/25 (e)		732	738,519
Series 2015-C02, Class 2M2
4.221%, 5/25/25 (e)		895	858,908
Series 2015-C03, Class 1M2
5.221%, 7/25/25 (e)		340	339,999
Series 2015-C03, Class 2M2
5.221%, 7/25/25 (e)		1,095	1,093,058
Series 2015-C04, Class 1M2
5.921%, 4/25/28 (e)		417	426,850
Series 2015-C04, Class 2M2
5.771%, 4/25/28 (e)		637	648,696
Wells Fargo Credit Risk Transfer Securities Trust

	Principal Amount (000)		U.S. $ Value
Series 2015-WF1, Class 1M1
2.947%, 11/25/25 (c)(e)	U.S.$	518	$518,358
Series 2015-WF1, Class 2M1
3.047%, 11/25/25 (c)(e)		609	608,875

			20,044,611

Non-Agency Floating Rate - 0.3%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
1.897%, 7/15/36 (c)(e)		1,779	1,774,725

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICS
Series 2010-117, Class DI
4.50%, 5/25/25 (g)		4,456	467,772

Total Collateralized Mortgage Obligations (cost $22,514,823)			22,287,108

CORPORATES - NON-INVESTMENT GRADE - 2.9%
Financial Institutions - 1.5%
Banking - 1.3%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		480	507,000
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		255	293,250
7.625%, 11/21/22		596	673,480
7.75%, 4/10/23		686	743,667
BNP Paribas SA
7.375%, 8/19/25 (c)(d)		530	544,575
Credit Agricole SA
7.875%, 1/23/24 (c)(d)		368	375,820
Credit Suisse Group AG
7.50%, 12/11/23 (c)(d)		305	321,012
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	2,440	2,603,764
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	1,365	1,366,425
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (d)		300	313,440
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		81	88,043
Societe Generale SA
5.922%, 4/05/17 (c)(d)		230	235,750
8.00%, 9/29/25 (c)(d)		710	723,963

			8,790,189

	Principal Amount (000)		U.S. $ Value
Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17	U.S.$	453	$469,988
International Lease Finance Corp.
5.875%, 4/01/19		539	572,687

			1,042,675

			9,832,864

Industrial - 1.2%
Basic - 0.2%
Novelis, Inc.
8.375%, 12/15/17		166	164,340
Teck Resources Ltd.
4.50%, 1/15/21		1,645	921,200

			1,085,540

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		268	288,237

Communications - Telecommunications - 0.3%
Numericable-SFR SAS
5.375%, 5/15/22 (c)	EUR	283	310,964
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	2,165	1,926,850

			2,237,814

Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		352	366,678

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		632	619,360
MCE Finance Ltd.
5.00%, 2/15/21 (c)		385	355,162

			974,522

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		795	687,675

Energy - 0.3%
ONEOK, Inc.
4.25%, 2/01/22		1,321	1,079,917
SM Energy Co.
6.50%, 1/01/23		74	70,855
Transocean, Inc.
6.50%, 11/15/20		785	620,150

			1,770,922

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		605	449,213

	Principal Amount (000)		U.S. $ Value
			$7,860,601

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21	U.S.$	700	721,000
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		532	481,460

			1,202,460

Non Corporate Sectors - 0.1%
Agencies - Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		730	730,000

Total Corporates - Non-Investment Grade (cost $21,910,952)			19,625,925

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20		1,450	1,208,502
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		547	433,498
Israel - 0.2%
Israel Electric Corp. Ltd.
Series
6 5.00%, 11/12/24 (c)		1,380	1,428,300
United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (d)		735	765,650

Total Governments - Sovereign Agencies (cost $4,124,384)			3,835,950

GOVERNMENTS - TREASURIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17 (cost $3,895,032)	BRL	10,010	2,450,128

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (c)	U.S.$	1,350	1,294,962
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		586	607,721

			1,902,683

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18	U.S.$	526	$529,771

Total Quasi-Sovereigns (cost $2,436,447)			2,432,454

	Shares
COMMON STOCKS - 0.2%
Mt Logan Re Ltd. (Preference Shares) (h)(i) (cost $1,100,000)		1,100	1,173,321

PREFERRED STOCKS - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10%, 1/15/53 (cost $740,144)		27,700	713,275

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19 (cost $390,718)		348	388,716

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (c)		387	320,242

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (j)(k)		761	13,470
11.75%, 2/09/22 (j)(k)		270	4,779

			18,249

Total Emerging Markets - Corporate Bonds (cost $934,501)			338,491

	Shares
SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (l)(m) (cost $12,537,143)		12,537,143	12,537,143

	Principal Amount (000)		U.S. $ Value
Governments - Treasuries - 2.6%
Japan - 2.6%
Japan Treasury Discount Bill
Series 564
Zero Coupon, 1/25/16 (cost $17,832,512)	JPY	2,120,000	$17,221,916

Total Short-Term Investments (cost $30,369,655)			29,759,059

Total Investments - 134.5% (cost $907,566,145) (n)			888,613,168
Other assets less liabilities - (34.5)% (o)			(227,996,655)

Net Assets - 100.0%			$660,616,513

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Canada 10 Yr Bond Futures	69	March 2016	$7,141,846	$7,172,549	$30,703
U.S. T-Note 5 Yr (CBT) Futures	30	March 2016	3,558,093	3,560,391	2,298
U.S. Ultra Bond (CBT) Futures	42	March 2016	6,613,095	6,654,375	41,280
Sold Contracts
EURO-BOBL Futures	195	December 2015	26,398,144	26,789,716	(391,572)
U.S. T-Note 2 Yr (CBT) Futures	186	March 2016	40,460,539	40,463,719	(3,180)
U.S. T-Note 10 Yr (CBT) Futures	209	March 2016	26,373,339	26,425,438	(52,099)

					$(372,570)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	900,000	USD	7,300	2/19/16	$(27,768)
Barclays Bank PLC	INR	114,824	USD	1,726	12/04/15	2,720
Barclays Bank PLC	USD	1,713	INR	114,824	1/22/16	(253)
Goldman Sachs Bank USA	TWD	172,282	USD	5,399	12/04/15	120,980
Goldman Sachs Bank USA	BRL	10,511	USD	2,286	1/04/17	(111,280)
HSBC Bank USA	JPY	900,000	USD	7,330	12/04/15	19,086
HSBC Bank USA	USD	252	CAD	336	1/14/16	(843)
JPMorgan Chase Bank	JPY	1,200,000	USD	9,783	1/19/16	19,092
JPMorgan Chase Bank	JPY	1,300,000	USD	10,902	3/25/16	308,115
Morgan Stanley & Co., Inc.	USD	1,762	INR	114,824	12/04/15	(39,007)
Standard Chartered Bank	USD	5,762	SGD	8,173	1/08/16	25,156
State Street Bank & Trust Co.	EUR	15,005	USD	16,563	12/03/15	710,062
State Street Bank & Trust Co.	USD	8,731	JPY	1,058,079	12/11/15	(134,920)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	SGD	15,204	USD	10,815	1/08/16	$49,337

						$940,477

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.92%	$14,957	$(1,037,400)	$(388,895)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	2.92	5,995	(415,825)	(268,344)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.69	23,810	(304,158)	(64,914)

				$(1,757,383)	$(722,153)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	35,660	3/10/17	0.973%	3 Month CDOR	$(59,555)
Morgan Stanley & Co., LLC/(CME Group)	AUD	47,230	3/11/17	2.140%	3 Month BBSW	8,599
Morgan Stanley & Co., LLC/(CME Group)	CAD	33,470	6/05/17	1.054%	3 Month CDOR	(97,489)
Morgan Stanley & Co., LLC/(CME Group)	NZD	65,930	6/09/17	3.366%	3 Month BKBM	(850,663)
Morgan Stanley & Co., LLC/(CME Group)	AUD	42,090	6/09/17	2.218%	3 Month BBSW	(33,588)
Morgan Stanley & Co., LLC/(CME Group)		$28,930	10/30/17	1.915%	3 Month BBSW	91,308
Morgan Stanley & Co., LLC/(CME Group)		43,660	5/06/19	3 Month LIBOR	1.751%	685,834
Morgan Stanley & Co., LLC/(CME Group)		8,240	7/02/19	3 Month LIBOR	1.701%	156,235
Morgan Stanley & Co., LLC/(CME Group)		14,230	10/31/19	3 Month LIBOR	1.747%	205,134
Morgan Stanley & Co., LLC/(CME Group)		14,575	5/18/20	3 Month LIBOR	1.663%	113,459

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	GBP	12,180	6/05/20	6 Month LIBOR	1.651%	$343,563
Morgan Stanley & Co., LLC/(CME Group)		$12,070	8/11/20	3 Month LIBOR	1.712%	160,210
Morgan Stanley & Co., LLC/(CME Group)		4,910	1/14/24	2.980%	3 Month LIBOR	(450,255)
Morgan Stanley & Co., LLC/(CME Group)		4,330	2/14/24	2.889%	3 Month LIBOR	(356,872)
Morgan Stanley & Co., LLC/(CME Group)		6,120	4/28/24	2.817%	3 Month LIBOR	(434,469)
Morgan Stanley & Co., LLC/(CME Group)		4,360	5/06/24	2.736%	3 Month LIBOR	(279,037)
Morgan Stanley & Co., LLC/(CME Group)		3,520	5/29/24	3 Month LIBOR	2.628%	189,327
Morgan Stanley & Co., LLC/(CME Group)		8,860	7/02/24	2.632%	3 Month LIBOR	(568,737)
Morgan Stanley & Co., LLC/(CME Group)		4,440	7/10/24	2.674%	3 Month LIBOR	(298,669)
Morgan Stanley & Co., LLC/(CME Group)		3,550	7/18/24	3 Month LIBOR	2.668%	234,728
Morgan Stanley & Co., LLC/(CME Group)		5,140	9/24/24	3 Month LIBOR	2.691%	322,441
Morgan Stanley & Co., LLC/(CME Group)	AUD	7,190	3/11/25	6 Month BBSW	2.973%	20,106
Morgan Stanley & Co., LLC/(CME Group)		$4,250	4/21/25	1.991%	3 Month LIBOR	7,000
Morgan Stanley & Co., LLC/(CME Group)	NZD	7,685	6/09/25	3 Month BKBM	4.068%	295,910
Morgan Stanley & Co., LLC/(CME Group)	AUD	4,560	6/09/25	6 Month BBSW	3.384%	134,999
Morgan Stanley & Co., LLC/(CME Group)		2,500	6/09/25	2.488%	3 Month LIBOR	(126,248)
Morgan Stanley & Co., LLC/(CME Group)		8,120	8/04/25	2.293%	3 Month LIBOR	(232,319)
Morgan Stanley & Co., LLC/(CME Group)		3,450	11/10/35	2.631%	3 Month LIBOR	(115,074)
Morgan Stanley & Co., LLC/(CME Group)	GBP	1,130	6/05/45	2.396%	6 Month LIBOR	(166,561)
Morgan Stanley & Co., LLC/(CME Group)		1,050	8/06/45	2.692%	3 Month LIBOR	$(46,109)

						$(1,146,792)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	11.08%		$605	$91,335	$35,737	$55,598
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	8.11		1,009	82,371	(44,064)	126,435
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	8.11		1,156	94,372	(52,346)	146,718
Sale Contracts
Bank of America, NA:
Societe Generale, 3.75% 3/01/17, 12/20/17*	3.00	0.33	EUR	1,400	91,508	36,586	54,922
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.70		$2,140	14,132	(27,180)	41,312
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	1.07		227	(528)	(2,179)	1,651
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	1.07		92	(214)	(882)	668
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	1.07		92	(215)	(887)	672
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	1.07		134	(312)	(1,158)	846

					$372,449	$(56,373)	$428,822

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	15,500	1/15/16	CPI #	0.970%		$200,254
Barclays Bank PLC	2,520	7/15/19	1.370%	CPI	#	1,805
Barclays Bank PLC	42,130	7/15/20	1.527%	CPI	#	(22,809)
Barclays Bank PLC	14,120	1/15/21	1.490%	CPI	#	(9,921)
Citibank, NA	15,500	1/15/16	0.945%	CPI	#	(195,861)
Deutsche Bank AG	48,590	7/15/21	1.574%	CPI	#	(3,452)
JPMorgan Chase Bank, NA	17,240	1/15/20	1.795%	CPI	#	(227,764)

						$(257,748)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$5,480	2/21/42	2.813%	3 Month LIBOR	$(378,255)
Morgan Stanley Capital Services LLC	3,990	3/06/42	2.804%	3 Month LIBOR	(260,507)

					$(638,762)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at November 30, 2015
Barclays Capital, Inc.	0.22%	10/24/16	$1,751,417
HSBC	0.40%	1/07/16	19,729,951
HSBC	0.40%	1/14/16	23,353,689
HSBC	0.45%	1/25/16	15,063,778
HSBC	0.45%	1/26/16	17,182,354
HSBC	0.53%	2/04/16	33,133,991
JPMorgan Chase	0.37%	1/11/16	25,167,668
JPMorgan Chase	0.37%	1/25/16	49,252,740
JPMorgan Chase	0.47%	1/12/16	12,570,617
JPMorgan Chase	0.48%	2/03/16	51,143,873

			$248,350,078

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $107,167,556 or 16.2% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at November 30, 2015.
(f)	Variable rate coupon, rate shown as of November 30, 2015.
(g)	IO - Interest Only
(h)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$1,100,000	$1,173,321	0.18%

(i)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14	$420,913	$13,470	0.00%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/30/14	132,510	4,779	0.00%

(k)	Security is in default and is non-income producing.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,299,089 and gross unrealized depreciation of investments was $(23,252,066), resulting in net unrealized depreciation of $(18,952,977).
(o)	An amount of U.S. $638,310 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade

CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
FHLMC	-	Federal Home Loan Mortgage Corporation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$532,864,680		$	– 0	–	$532,864,680
Corporates - Investment Grade		– 0	–	130,615,775			– 0	–	130,615,775
Asset-Backed Securities		– 0	–	67,907,810			4,938,452		72,846,262
Commercial Mortgage-Backed Securities		– 0	–	51,861,175			17,420,849		69,282,024
Collateralized Mortgage Obligations		– 0	–	2,242,497			20,044,611		22,287,108
Corporates - Non-Investment Grade		– 0	–	19,625,925			– 0	–	19,625,925
Governments - Sovereign Agencies		– 0	–	3,835,950			– 0	–	3,835,950
Governments - Treasuries		– 0	–	2,450,128			– 0	–	2,450,128
Quasi-Sovereigns		– 0	–	2,432,454			– 0	–	2,432,454
Common Stocks		– 0	–	– 0	–		1,173,321		1,173,321
Preferred Stocks		713,275		– 0	–		– 0	–	713,275
Governments - Sovereign Bonds		– 0	–	388,716			– 0	–	388,716
Emerging Markets - Corporate Bonds		– 0	–	338,491			– 0	–	338,491
Short-Term Investments:
Governments - Treasuries		– 0	–	17,221,916			– 0	–	17,221,916
Investment Companies		12,537,143		– 0	–		– 0	–	12,537,143

Total Investments in Securities		13,250,418		831,785,517			43,577,233		888,613,168
Other Financial Instruments*:
Assets:
Futures		74,281		– 0	–		– 0	–	74,281
Forward Currency Exchange Contracts		– 0	–	1,254,548			– 0	–	1,254,548
Centrally Cleared Interest Rate Swaps		– 0	–	2,968,853			– 0	–	2,968,853
Credit Default Swaps		– 0	–	428,822			– 0	–	428,822
Inflation (CPI) Swaps		– 0	–	202,059			– 0	–	202,059
Liabilities:
Futures		(446,851)		– 0	–		– 0	–	(446,851)
Forward Currency Exchange Contracts		– 0	–	(314,071)			– 0	–	(314,071)
Centrally Cleared Credit Default Swaps		– 0	–	(722,153)			– 0	–	(722,153)
Centrally Cleared Interest Rate Swaps		– 0	–	(4,115,645)			– 0	–	(4,115,645)
Inflation (CPI) Swaps		– 0	–	(459,807)			– 0	–	(459,807)
Interest Rate Swaps		– 0	–	(638,762)			– 0	–	(638,762)

Total^		$12,877,848		$830,389,361			$43,577,233		$886,844,442

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/15	$5,163,427		$14,375,830		$16,470,297
Accrued discounts/(premiums)	22		(9,152)		(3,764)
Realized gain (loss)	(284)		(673)		1,986
Change in unrealized appreciation/depreciation	(12,048)		(108,344)		46,968
Purchases	2,186,973		3,182,338		4,477,499
Sales/Paydowns	(2,399,638)		(19,150)		(948,375)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/15	$4,938,452		$17,420,849		$20,044,611

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(19,829)		$(108,344)		$46,968

	Common Stocks		Total
Balance as of 8/31/15	$1,139,080		$37,148,634
Accrued discounts/(premiums)	– 0	–	(12,894)
Realized gain (loss)	– 0	–	1,029
Change in unrealized appreciation/depreciation	34,241		(39,183)
Purchases	– 0	–	9,846,810
Sales/Paydowns	– 0	–	(3,367,163)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$1,173,321		$43,577,233

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$34,241		$(46,964)

As of November 30, 2015, all Level 3 securities were priced by i) at net asset value, ii) third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB High-Yield Portfolio

Portfolio of Investments

November 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 73.4%
Industrial - 60.2%
Basic - 3.5%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	445	$186,900
Aleris International, Inc.
7.625%, 2/15/18		221	190,060
7.875%, 11/01/20		193	160,673
ArcelorMittal
5.125%, 6/01/20		180	157,838
6.125%, 6/01/18-6/01/25		1,427	1,369,817
6.50%, 3/01/21		249	217,252
8.00%, 10/15/39		448	338,298
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		275	292,187
Cliffs Natural Resources, Inc.
5.95%, 1/15/18		55	24,063
8.25%, 3/31/20 (a)		323	263,245
Commercial Metals Co.
6.50%, 7/15/17		336	350,700
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		890	856,625
Emeco Pty Ltd.
9.875%, 3/15/19 (a)		481	276,575
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
9.75%, 3/01/22 (a)(b)		131	126,415
INEOS Group Holdings SA
6.125%, 8/15/18 (a)		345	347,587
Jefferson Smurfit Corp./US
8.25%, 10/01/12 (c)(d)		630	315
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)(b)		201	136,559
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		387	326,001
Lundin Mining Corp.
7.875%, 11/01/22 (a)		236	224,790
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/28 (e)(f)		645	96,750
Momentive Performance Materials, Inc.
3.88%, 10/24/21		461	295,040
8.875%, 10/15/20 (d)(g)(h)		461	0	^
Novelis, Inc.
8.375%, 12/15/17		164	162,360
8.75%, 12/15/20		509	495,002
Peabody Energy Corp.
6.00%, 11/15/18		1,360	314,568
10.00%, 3/15/22 (a)		280	65,800
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (c)(d)		650	325
Steel Dynamics, Inc.
6.125%, 8/15/19		645	667,575
Teck Resources Ltd.

	Principal Amount (000)		U.S. $ Value
2.50%, 2/01/18	U.S.$	16	$12,480
4.50%, 1/15/21		353	197,680
5.20%, 3/01/42		249	115,163
5.40%, 2/01/43		216	99,360
6.25%, 7/15/41		54	26,460
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		341	81,840
9.75%, 12/01/17		378	313,740
Univar USA, Inc.
6.75%, 7/15/23 (a)		320	309,200
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		211	212,583

			9,311,826

Capital Goods - 4.1%
Abengoa Finance SAU
7.75%, 2/01/20 (a)(f)		240	36,000
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		328	245,180
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		133	134,829
Apex Tool Group LLC
7.00%, 2/01/21 (a)		368	303,600
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(i)		414	431,350
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)	EUR	145	160,860
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)	U.S.$	570	561,450
Berry Plastics Corp.
5.125%, 7/15/23		299	290,777
6.00%, 10/15/22 (a)		144	148,680
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		171	170,145
Bombardier, Inc.
6.00%, 10/15/22 (a)		1,036	779,590
7.50%, 3/15/25 (a)		556	414,220
Building Materials Corp. of America
6.00%, 10/15/25 (a)		322	332,465
EnerSys
5.00%, 4/30/23 (a)		210	209,738
EnPro Industries, Inc.
5.875%, 9/15/22		266	264,032
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		283	231,353
KLX, Inc.
5.875%, 12/01/22 (a)		238	230,116
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		37	38,665

	Principal Amount (000)		U.S. $ Value
8.50%, 11/01/20	U.S.$	252	$262,080
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		308	306,460
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23 (a)		55	57,200
Pactiv LLC
7.95%, 12/15/25		597	567,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.25%, 2/15/21		569	570,422
9.00%, 4/15/19 (b)		750	761,250
9.875%, 8/15/19		400	415,000
Sealed Air Corp.
6.875%, 7/15/33 (a)		581	598,430
SPX FLOW, Inc.
6.875%, 9/01/17		300	317,250
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		127	135,661
TransDigm, Inc.
6.00%, 7/15/22		530	520,725
6.50%, 7/15/24		181	178,285
United Rentals North America, Inc.
5.50%, 7/15/25		758	758,000
5.75%, 11/15/24		400	404,248

			10,835,211

Communications - Media - 8.9%
Altice Financing SA
6.625%, 2/15/23 (a)		1,114	1,102,860
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	275	448,347
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	U.S.$	445	442,548
5.375%, 5/01/25 (a)		640	635,200
5.875%, 5/01/27 (a)		334	331,495
CCOH Safari LLC
5.75%, 2/15/26 (a)		770	773,850
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		855	789,806
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		525	509,250
Series A
7.625%, 3/15/20		100	95,500
Series B
6.50%, 11/15/22		35	34,563
CSC Holdings LLC
5.25%, 6/01/24		362	306,795
7.625%, 7/15/18		559	584,155
DISH DBS Corp.
5.00%, 3/15/23		150	129,750
5.875%, 11/15/24		1,893	1,694,235
Hughes Satellite Systems Corp.
7.625%, 6/15/21		265	285,895
iHeartCommunications, Inc.

	Principal Amount (000)		U.S. $ Value
6.875%, 6/15/18	U.S.$	1,231	$732,445
9.00%, 12/15/19-9/15/22		754	531,138
10.00%, 1/15/18		235	86,950
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,484	1,105,580
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		350	339,500
Neptune Finco Corp.
6.625%, 10/15/25 (a)		620	642,475
10.125%, 1/15/23 (a)		933	972,652
10.875%, 10/15/25 (a)		410	431,525
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		562	558,487
Radio One, Inc.
7.375%, 4/15/22 (a)		400	370,000
9.25%, 2/15/20 (a)		511	419,020
RR Donnelley & Sons Co.
8.25%, 3/15/19		390	430,463
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		755	738,012
6.125%, 10/01/22		539	553,823
Sirius XM Radio, Inc.
6.00%, 7/15/24 (a)		595	615,081
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		315	320,513
TEGNA, Inc.
4.875%, 9/15/21 (a)		455	457,275
5.125%, 7/15/20		170	176,375
5.50%, 9/15/24 (a)		114	114,855
Time, Inc.
5.75%, 4/15/22 (a)		959	925,435
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		346	326,105
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (a)		273	265,834
5.50%, 1/15/23 (a)		307	308,535
Univision Communications, Inc.
5.125%, 2/15/25 (a)		1,075	1,038,719
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		685	662,737
Videotron Ltd.
5.00%, 7/15/22		500	502,500
Virgin Media Finance PLC
4.875%, 2/15/22		208	189,280
5.75%, 1/15/25 (a)		200	194,500
6.00%, 10/15/24 (a)		982	977,090
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(i)		152	148,200

	Principal Amount (000)		U.S. $ Value
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	262	$246,280

			23,545,633

Communications - Telecommunications - 7.9%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	520	532,990
7.625%, 2/15/25 (a)	U.S.$	220	191,455
7.75%, 5/15/22 (a)		332	310,420
CenturyLink, Inc.
Series T
5.80%, 3/15/22		265	245,788
Series W
6.75%, 12/01/23		335	318,049
Columbus International, Inc.
7.375%, 3/30/21 (a)		829	868,100
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)		162	155,115
CommScope, Inc.
5.50%, 6/15/24 (a)		293	281,280
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		388	365,690
8.25%, 10/15/23		656	583,840
Frontier Communications Corp.
6.25%, 9/15/21		655	560,844
7.125%, 3/15/19-1/15/23		812	735,735
7.625%, 4/15/24		579	489,255
7.875%, 1/15/27		127	106,045
9.00%, 8/15/31		360	302,400
10.50%, 9/15/22 (a)		92	91,195
11.00%, 9/15/25 (a)		596	584,080
Level 3 Financing, Inc.
5.375%, 1/15/24 (a)		262	262,328
7.00%, 6/01/20		800	845,000
Numericable-SFR SAS
6.00%, 5/15/22 (a)		883	871,962
6.25%, 5/15/24 (a)		535	526,975
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		344	345,720
Sprint Capital Corp.
6.875%, 11/15/28		95	68,400
8.75%, 3/15/32		1,310	1,023,437
Sprint Communications, Inc.
6.00%, 11/15/22		425	318,750
9.00%, 11/15/18 (a)		945	1,020,600
Sprint Corp.
7.125%, 6/15/24		360	275,400
7.25%, 9/15/21		520	421,200
7.625%, 2/15/25		1,641	1,289,211
T-Mobile USA, Inc.
6.25%, 4/01/21		900	922,500
6.375%, 3/01/25		1,300	1,293,500
6.50%, 1/15/24-1/15/26		1,153	1,157,814

	Principal Amount (000)		U.S. $ Value
Telecom Italia Capital SA
6.375%, 11/15/33	U.S.$	420	$407,400
7.20%, 7/18/36		330	339,900
7.721%, 6/04/38		360	383,940
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		380	379,050
6.50%, 4/30/20 (a)		510	535,500
Windstream Services LLC
6.375%, 8/01/23		460	341,550
7.50%, 4/01/23		340	259,250
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		779	749,787
6.375%, 5/15/25		118	112,690

			20,874,145

Consumer Cyclical - Automotive - 1.8%
Affinia Group, Inc.
7.75%, 5/01/21		579	599,265
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		401	403,005
Exide Technologies
Series AI
7.00%, 4/30/25 (c)(d)(i)(j)		978	749,482
11.00%, 4/30/20 (g)(i)		1,326	1,087,593
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		286	210,210
LKQ Corp.
4.75%, 5/15/23		554	535,967
Titan International, Inc.
6.875%, 10/01/20		360	289,350
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)		332	333,245
4.75%, 4/29/25 (a)		441	425,980

			4,634,097

Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment, Inc.
5.75%, 6/15/25		324	326,430
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(i)		304	303,240
Regal Entertainment Group
5.75%, 3/15/22-6/15/23		645	650,775

			1,280,445

Consumer Cyclical - Other - 3.5%
Beazer Homes USA, Inc.
5.75%, 6/15/19		350	330,750
Boyd Gaming Corp.
9.00%, 7/01/20		470	502,900
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (f)		145	114,187
10.00%, 12/15/18 (f)		825	268,125

	Principal Amount (000)		U.S. $ Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20	U.S.$	350	$339,500
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		380	313,500
CalAtlantic Group, Inc.
5.875%, 11/15/24		100	104,500
DR Horton, Inc.
4.00%, 2/15/20		500	508,250
Eldorado Resorts, Inc.
7.00%, 8/01/23 (a)		229	230,002
International Game Technology PLC
6.25%, 2/15/22 (a)		558	531,149
6.50%, 2/15/25 (a)		450	414,000
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		448	311,360
KB Home
4.75%, 5/15/19		290	284,200
M/I Homes, Inc.
8.625%, 11/15/18		790	810,737
MDC Holdings, Inc.
5.50%, 1/15/24		46	47,035
6.00%, 1/15/43		379	304,147
Meritage Homes Corp.
6.00%, 6/01/25		636	643,950
7.00%, 4/01/22		45	47,813
PulteGroup, Inc.
6.00%, 2/15/35		555	549,450
6.375%, 5/15/33		86	88,150
7.875%, 6/15/32		31	35,650
Scientific Games International, Inc.
7.00%, 1/01/22 (a)		306	295,290
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		81	83,633
6.125%, 4/01/25 (a)		624	644,280
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		325	324,350
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		215	207,744
5.875%, 4/15/23 (a)		253	251,735
Toll Brothers Finance Corp.
4.00%, 12/31/18		157	162,495
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		219	210,240
5.50%, 3/01/25 (a)		228	204,060
Wynn Macau Ltd.
5.25%, 10/15/21 (a)(b)		200	180,000

			9,343,182

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.5%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)	U.S.$	414	$429,525
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	103	163,688
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)		107	167,664
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)		330	501,983

			1,262,860

Consumer Cyclical - Retailers - 2.6%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	650	638,625
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		594	598,455
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	330	467,689
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	544	546,720
Dollar Tree, Inc.
5.75%, 3/01/23 (a)		384	398,400
Group 1 Automotive, Inc.
5.00%, 6/01/22		410	408,975
L Brands, Inc.
6.875%, 11/01/35 (a)		370	379,250
8.50%, 6/15/19		820	959,400
Levi Strauss & Co.
5.00%, 5/01/25		269	268,327
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(i)		380	338,200
Party City Holdings, Inc.
6.125%, 8/15/23 (a)		302	287,655
Rite Aid Corp.
6.125%, 4/01/23 (a)		1,276	1,352,560
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		225	228,094

			6,872,350

Consumer Non-Cyclical - 12.0%
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		570	510,863
Alere, Inc.
6.375%, 7/01/23 (a)		76	76,950
AMAG Pharmaceuticals, Inc.
7.875%, 9/01/23 (a)		162	134,865
Amsurg Corp.
5.625%, 7/15/22		408	400,860
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(i)		729	656,100
9.25%, 2/15/19 (a)		330	335,775

	Principal Amount (000)		U.S. $ Value
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	121	$173,155
5.50%, 7/15/21 (a)		225	306,679
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(i)	U.S.$	725	729,531
Care UK Health & Social Care PLC
5.579%, 7/15/19 (a)(k)	GBP	233	324,953
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)	EUR	520	564,515
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (b)	U.S.$	1,180	1,141,650
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)		60	51,600
9.50%, 10/21/22 (a)		250	243,125
Constellation Brands, Inc.
3.75%, 5/01/21		522	528,525
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		698	670,080
Endo Finance LLC
5.75%, 1/15/22 (a)		225	214,875
Endo Finance LLC/Endo Finco, Inc.
7.75%, 1/15/22 (a)		93	93,698
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)(b)		647	622,737
6.00%, 2/01/25 (a)		463	439,850
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		553	530,880
Ephios Bondco PLC
6.25%, 7/01/22 (a)	EUR	264	294,884
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	1,045	943,112
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	215	336,893
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22	U.S.$	270	274,050
HCA, Inc.
4.25%, 10/15/19		1,727	1,757,222
5.375%, 2/01/25		467	458,828
5.875%, 2/15/26		1,079	1,093,836
6.50%, 2/15/20		585	647,156
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		75	76,406
Horizon Pharma Financing, Inc.
6.625%, 5/01/23 (a)		714	614,040
HRG Group, Inc.
7.875%, 7/15/19 (a)		254	269,527
7.875%, 7/15/19		508	539,054
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		224	210,560
Immucor, Inc.
11.125%, 8/15/19		300	301,500

	Principal Amount (000)		U.S. $ Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/01/23 (a)	U.S.$	268	$257,280
Kindred Healthcare, Inc.
8.00%, 1/15/20		320	299,200
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,015	985,565
Mallinckrodt International Finance SA
3.50%, 4/15/18		262	241,695
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		354	300,015
5.625%, 10/15/23 (a)		330	284,625
5.75%, 8/01/22 (a)		339	300,015
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		185	186,850
Post Holdings, Inc.
7.375%, 2/15/22		752	782,787
7.75%, 3/15/24 (a)		267	277,013
8.00%, 7/15/25 (a)		244	255,590
PRA Holdings, Inc.
9.50%, 10/01/23 (a)		540	600,750
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	282	434,741
R&R Ice Cream PLC
5.50%, 5/15/20 (a)		358	555,370
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	U.S.$	916	948,060
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		660	670,725
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)		276	284,625
6.125%, 12/15/24 (a)		122	127,185
Sterigenics-Nordion Holdings LLC
6.50%, 5/15/23 (a)		75	75,094
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		548	490,118
Team Health, Inc.
7.25%, 12/15/23 (a)		136	140,080
Tenet Healthcare Corp.
5.50%, 3/01/19		450	436,500
6.875%, 11/15/31		1,011	855,559
8.00%, 8/01/20		1,040	1,055,600
8.125%, 4/01/22		446	444,606
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		697	597,677
5.875%, 5/15/23 (a)		1,189	1,034,430
6.125%, 4/15/25 (a)		1,942	1,679,830
6.75%, 8/15/18 (a)		390	380,250
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	100	153,026

			31,703,195

	Principal Amount (000)		U.S. $ Value
Energy - 9.1%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)	U.S.$	235	$103,400
Antero Resources Corp.
5.125%, 12/01/22		857	779,870
5.375%, 11/01/21		205	188,600
5.625%, 6/01/23 (a)		218	202,195
Approach Resources, Inc.
7.00%, 6/15/21		190	100,700
Baytex Energy Corp.
5.625%, 6/01/24 (a)		360	294,300
Berry Petroleum Co. LLC
6.375%, 9/15/22		241	96,400
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		34	23,120
6.75%, 4/15/21		103	80,855
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		447	129,630
California Resources Corp.
5.00%, 1/15/20		401	255,637
5.50%, 9/15/21		286	171,600
6.00%, 11/15/24		114	68,400
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		48	47,040
Chaparral Energy, Inc.
7.625%, 11/15/22		393	82,530
CHC Helicopter SA
9.25%, 10/15/20		611	293,328
Chesapeake Energy Corp.
2.50%, 5/15/37 (j)		376	240,640
3.571%, 4/15/19 (k)		337	150,808
4.875%, 4/15/22		249	105,358
6.875%, 11/15/20		877	407,805
7.25%, 12/15/18		53	31,502
Cobalt International Energy, Inc.
2.625%, 12/01/19 (j)		430	310,137
Concho Resources, Inc.
5.50%, 4/01/23		550	536,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (a)		290	245,050
DCP Midstream Operating LP
3.875%, 3/15/23		253	207,532
5.60%, 4/01/44		285	215,318
Denbury Resources, Inc.
4.625%, 7/15/23		1,330	771,400
5.50%, 5/01/22		212	131,440
Energy Transfer Equity LP
5.875%, 1/15/24		406	375,550
Energy XXI Gulf Coast, Inc.
6.875%, 3/15/24		660	115,500
7.75%, 6/15/19		135	28,350
11.00%, 3/15/20 (a)		244	109,800
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		265	208,025

	Principal Amount (000)		U.S. $ Value
9.375%, 5/01/20	U.S.$	428	$363,800
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		950	855,000
7.00%, 6/15/23		125	114,375
Gulfport Energy Corp.
6.625%, 5/01/23		345	313,950
Halcon Resources Corp.
8.625%, 2/01/20 (a)		65	51,188
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		543	428,970
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22		110	80,850
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		542	227,640
Laredo Petroleum, Inc.
7.375%, 5/01/22		89	86,775
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		566	222,155
8.00%, 12/01/20		205	94,300
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		1,098	262,147
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 6/01/25		890	792,100
Memorial Resource Development Corp.
5.875%, 7/01/22		359	334,767
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
9.25%, 6/01/21		365	57,488
Newfield Exploration Co.
5.375%, 1/01/26		400	365,000
5.625%, 7/01/24		239	225,258
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		726	598,950
Oasis Petroleum, Inc.
6.875%, 3/15/22		404	346,430
Offshore Group Investment Ltd.
7.50%, 11/01/19 (f)		483	142,485
Pacific Drilling SA
5.375%, 6/01/20 (a)		441	226,013
Paragon Offshore PLC
6.75%, 7/15/22 (a)		266	48,545
7.25%, 8/15/24 (a)		873	159,323
PHI, Inc.
5.25%, 3/15/19		879	749,347
Precision Drilling Corp.
6.50%, 12/15/21		299	257,140
QEP Resources, Inc.
5.375%, 10/01/22		1,095	985,500
Range Resources Corp.
4.875%, 5/15/25 (a)		585	514,800
Sabine Oil & Gas Corp.
7.25%, 6/15/19 (f)		415	29,050

	Principal Amount (000)		U.S. $ Value
Sabine Pass Liquefaction LLC
5.625%, 2/01/21	U.S.$	1,000	$967,500
5.625%, 3/01/25 (a)		275	252,312
5.75%, 5/15/24		571	526,747
6.25%, 3/15/22		565	545,931
SandRidge Energy, Inc.
7.50%, 2/15/23		315	49,613
Seven Generations Energy Ltd.
6.75%, 5/01/23 (a)		93	82,073
8.25%, 5/15/20 (a)		554	537,380
SM Energy Co.
5.00%, 1/15/24		150	131,625
5.625%, 6/01/25		342	305,235
6.50%, 1/01/23		239	228,843
Southern Star Central Corp.
5.125%, 7/15/22 (a)		380	362,900
Swift Energy Co.
7.875%, 3/01/22		315	39,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		1,075	905,687
6.75%, 3/15/24 (a)		160	152,000
Tervita Corp.
8.00%, 11/15/18 (a)		363	246,840
10.875%, 2/15/18 (a)		332	152,720
Transocean, Inc.
6.80%, 3/15/38		855	530,100
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		425	178,500
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%, 4/01/20		215	111,800
W&T Offshore, Inc.
8.50%, 6/15/19		290	121,075
Whiting Petroleum Corp.
1.25%, 4/01/20 (a)(j)		295	259,600
5.75%, 3/15/21		205	186,550
6.25%, 4/01/23		707	657,510
WPX Energy, Inc.
6.00%, 1/15/22		280	237,300
8.25%, 8/01/23		170	158,950

			23,969,582

Other Industrial - 1.3%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		244	202,520
10.75%, 10/15/19 (a)		745	331,525
B456 Systems, Inc.
3.75%, 4/15/16 (c)(h)(j)		270	10,800
Belden, Inc.
5.50%, 4/15/23 (a)	EUR	121	129,952
General Cable Corp.
4.50%, 11/15/29 (j)(l)	U.S.$	319	214,727
5.75%, 10/01/22		387	325,080

	Principal Amount (000)		U.S. $ Value
Laureate Education, Inc.
10.00%, 9/01/19 (a)	U.S.$	982	$751,230
Modular Space Corp.
10.25%, 1/31/19 (a)		309	148,320
New Enterprise Stone & Lime Co., Inc.
5.00% (6.00% Cash and 7.00% PIK), 3/15/18 (i)		402	415,679
11.00%, 9/01/18		537	448,395
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		422	426,220

			3,404,448

Services - 0.4%
ADT Corp. (The)
6.25%, 10/15/21		270	282,150
Cerved Group SpA
8.00%, 1/15/21 (a)	EUR	135	151,734
Geo Debt Finance SCA
7.50%, 8/01/18 (a)		180	181,792
IHS, Inc.
5.00%, 11/01/22	U.S.$	237	241,148
Mobile Mini, Inc.
7.875%, 12/01/20		309	319,815

			1,176,639

Technology - 3.6%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)		651	697,384
Avaya, Inc.
7.00%, 4/01/19 (a)		287	226,012
10.50%, 3/01/21 (a)		922	304,260
Blackboard, Inc.
7.75%, 11/15/19 (a)		155	137,950
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		715	554,125
Brightstar Corp.
9.50%, 12/01/16 (a)		883	885,207
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		325	255,125
Dell, Inc.
5.875%, 6/15/19		540	573,750
6.50%, 4/15/38		557	484,534
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		223	216,310
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (a)		221	219,343
First Data Corp.
5.00%, 1/15/24 (a)		608	608,000
7.00%, 12/01/23 (a)		1,180	1,190,325
Goodman Networks, Inc.
12.125%, 7/01/18		775	224,750

	Principal Amount (000)		U.S. $ Value
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(i)	U.S.$	319	$247,624
Infor US, Inc.
5.75%, 8/15/20 (a)		208	208,520
6.50%, 5/15/22 (a)		850	754,375
Micron Technology, Inc.
5.50%, 2/01/25		624	578,760
MSCI, Inc.
5.25%, 11/15/24 (a)		173	178,190
Open Text Corp.
5.625%, 1/15/23 (a)		130	129,025
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		37	36,445
5.375%, 4/15/23 (a)		159	159,000
Sanmina Corp.
4.375%, 6/01/19 (a)		666	677,655

			9,546,669

Transportation - Airlines - 0.1%
Air Canada
8.75%, 4/01/20 (a)		292	318,280

Transportation - Services - 0.4%
CEVA Group PLC
9.00%, 9/01/21 (a)		150	125,250
Con-way, Inc.
6.70%, 5/01/34		372	256,616
Hertz Corp. (The)
5.875%, 10/15/20		461	474,830
XPO Logistics, Inc.
6.50%, 6/15/22 (a)		172	158,240

			1,014,936

			159,093,498

Financial Institutions - 9.8%
Banking - 5.1%
ABN AMRO Bank NV
4.31%, 3/10/16 (m)	EUR	440	466,044
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	1,255	1,269,056
8.00%, 12/31/18-11/01/31		1,070	1,227,266
Baggot Securities Ltd.
10.24%, 1/04/16 (a)(m)	EUR	169	179,853
Bank of America Corp.
Series AA
6.10%, 3/17/25 (m)	U.S.$	206	207,159
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	304	336,164
Barclays Bank PLC
6.86%, 6/15/32 (a)(m)	U.S.$	75	86,250
7.625%, 11/21/22		200	226,000

	Principal Amount (000)		U.S. $ Value
BBVA International Preferred SAU
1.613%, 3/22/16 (k)(m)	EUR	79	$80,678
BNP Paribas SA
7.375%, 8/19/25 (a)(m)	U.S.$	625	642,187
Citigroup, Inc.
5.95%, 1/30/23 (m)		538	529,258
Commerzbank AG
8.125%, 9/19/23 (a)		342	398,259
Countrywide Capital III
Series B
8.05%, 6/15/27		600	742,378
Credit Agricole SA
7.589%, 1/30/20 (m)	GBP	450	736,539
7.875%, 1/23/24 (a)(m)	U.S.$	587	599,474
Credit Suisse Group AG
7.50%, 12/11/23 (a)(m)		882	928,305
Danske Bank A/S
5.684%, 2/15/17 (m)	GBP	330	504,468
HBOS Capital Funding LP
4.939%, 5/23/16 (m)	EUR	217	231,564
HT1 Funding GmbH
6.352%, 6/30/17 (m)		825	874,922
ING Groep NV
6.00%, 4/16/20 (m)	U.S.$	219	219,274
6.50%, 4/16/25 (m)		234	229,320
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(m)		148	166,130
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(m)		152	170,620
7.50%, 6/27/24 (m)		234	251,784
RBS Capital Trust C
4.243%, 1/12/16 (m)	EUR	365	384,194
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (m)	U.S.$	800	835,840
Societe Generale SA
5.922%, 4/05/17 (a)(m)		432	442,800
8.00%, 9/29/25 (a)(m)		308	314,057
Zions Bancorporation
5.65%, 11/15/23		145	150,256
5.80%, 6/15/23 (m)		61	60,238

			13,490,337

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.63%, 1/24/13 (n)		5,500	412,500

Finance - 3.3%
AerCap Aviation Solutions BV
6.375%, 5/30/17		300	311,250
Artsonig Pty Ltd.
11.50% (11.50 Cash or 12.00% PIK), 4/01/19 (a)(i)		448	38,117

	Principal Amount (000)		U.S. $ Value
CIT Group, Inc.
5.50%, 2/15/19 (a)	U.S.$	1,716	$1,797,510
Creditcorp
12.00%, 7/15/18 (a)		355	255,600
Enova International, Inc.
9.75%, 6/01/21		720	558,000
International Lease Finance Corp.
5.875%, 4/01/19		490	520,625
8.25%, 12/15/20		635	757,237
8.75%, 3/15/17		143	152,831
8.875%, 9/01/17		687	752,265
Navient Corp.
4.625%, 9/25/17		470	470,000
4.875%, 6/17/19		965	902,275
5.00%, 10/26/20		500	450,000
5.875%, 10/25/24		20	17,050
6.125%, 3/25/24		35	30,188
7.25%, 1/25/22		37	35,150
8.00%, 3/25/20		965	979,475
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		997	767,690

			8,795,263

Insurance - 0.6%
HUB International Ltd.
7.875%, 10/01/21 (a)		464	445,440
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		715	836,550
Wayne Merger Sub LLC
8.25%, 8/01/23 (a)		457	448,911

			1,730,901

Other Finance - 0.5%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		146	41,610
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		325	146,250
iPayment, Inc.
9.50%, 12/15/19 (a)		17	17,099
Series AI
9.50%, 12/15/19		710	725,661
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		519	352,920

			1,283,540

REITS - 0.1%
FelCor Lodging LP
6.00%, 6/01/25		294	302,820

			26,015,361

Utility - 3.4%
Electric - 3.4%
AES Corp./VA
4.875%, 5/15/23		628	565,985

	Principal Amount (000)		U.S. $ Value
7.375%, 7/01/21	U.S.$	625	$643,750
Calpine Corp.
5.75%, 1/15/25		1,040	973,700
7.875%, 1/15/23 (a)		213	226,046
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)		760	756,200
DPL, Inc.
6.75%, 10/01/19		250	254,375
Dynegy, Inc.
6.75%, 11/01/19		845	825,464
7.375%, 11/01/22		615	592,823
7.625%, 11/01/24		85	80,750
FirstEnergy Corp.
Series C
7.375%, 11/15/31		482	581,081
GenOn Energy, Inc.
7.875%, 6/15/17		465	440,588
NRG Energy, Inc.
6.25%, 7/15/22		135	124,875
7.875%, 5/15/21		716	714,210
Series WI
6.25%, 5/01/24		843	762,915
Talen Energy Supply LLC
4.60%, 12/15/21		726	592,597
6.50%, 5/01/18		170	171,501
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)(o)		761	264,448
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	314	339,221

			8,910,529

Total Corporates - Non-Investment Grade (cost $214,455,920)			194,019,388

CORPORATES - INVESTMENT GRADE - 5.1%
Financial Institutions - 3.0%
Banking - 1.5%
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	682	729,186
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)(m)		374	561,207
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (m)		473	454,080
Nationwide Building Society
6.00%, 12/15/16 (m)	GBP	339	515,673
Nordea Bank AB
6.125%, 9/23/24 (a)(m)	U.S.$	464	455,184
Santander UK PLC
5.00%, 11/07/23 (a)		500	521,760
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)		549	570,142

	Principal Amount (000)		U.S. $ Value
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (m)	U.S.$	127	$129,223

			3,936,455

Brokerage - 0.2%
GFI Group, Inc.
8.625%, 7/19/18		374	404,855

Finance - 0.2%
General Electric Capital Corp.
Series A
7.125%, 6/15/22 (m)		400	475,500

Insurance - 0.9%
MetLife, Inc.
Series C
5.25%, 6/15/20 (m)		159	159,994
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		489	571,577
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		325	491,110
Progressive Corp. (The)
6.70%, 6/15/37		500	500,000
Prudential Financial, Inc.
5.625%, 6/15/43		756	786,240

			2,508,921

REITS - 0.2%
EPR Properties
7.75%, 7/15/20		417	485,982

			7,811,713

Industrial - 1.8%
Basic - 0.2%
Freeport-McMoRan, Inc.
2.375%, 3/15/18		525	446,476
5.45%, 3/15/43		96	60,240
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		38	27,740
Glencore Funding LLC
2.125%, 4/16/18 (a)		16	13,760

			548,216

Brokerage - 0.1%
CCO Safari II LLC
4.908%, 7/23/25 (a)		345	350,253

Communications - Media - 0.2%
CCO Safari II LLC
6.484%, 10/23/45 (a)		510	530,425

Communications - Telecommunications - 0.4%
Embarq Corp.
7.995%, 6/01/36		272	285,817
Qwest Corp.

	Principal Amount (000)		U.S. $ Value
6.75%, 12/01/21	U.S.$	600	$629,196
6.875%, 9/15/33		142	139,291

			1,054,304

Consumer Cyclical - Automotive - 0.2%
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (a)		400	374,749

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		94	95,880

Energy - 0.7%
Cimarex Energy Co.
4.375%, 6/01/24		215	212,358
Kinder Morgan, Inc./DE
5.55%, 6/01/45		146	111,267
Series G
7.75%, 1/15/32		148	143,993
7.80%, 8/01/31		169	164,500
Noble Energy, Inc.
5.875%, 6/01/24		611	612,527
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		19	17,208
5.00%, 10/01/22		346	330,900
5.50%, 4/15/23		357	338,927

			1,931,680

			4,885,507

Utility - 0.3%
Electric - 0.1%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		375	309,375

Natural Gas - 0.2%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		350	362,288

			671,663

Total Corporates - Investment Grade (cost $13,218,858)			13,368,883

BANK LOANS - 3.8%
Industrial - 3.8%
Basic - 0.6%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/30/19 (k)		587	479,050
Ineos US Finance LLC
4.25%, 3/31/22 (k)		522	511,013

	Principal Amount (000)		U.S. $ Value
Magnetation LLC
12.00%, 4/29/16 (c)(d)(i)	U.S.$	733	$494,677

			1,484,740

Capital Goods - 0.2%
ClubCorp Club Operations, Inc.
4.25%, 7/24/20 (k)		516	513,679

Communications - Media - 0.3%
Advantage Sales & Marketing, Inc.
7.50%, 7/25/22 (k)		311	282,956
TWCC Holding Corp.
7.00%, 6/26/20 (k)		525	523,031

			805,987

Consumer Cyclical - Automotive - 0.3%
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (k)		331	327,435
Navistar, Inc.
6.50%, 8/07/20 (k)		420	382,725

			710,160

Consumer Cyclical - Entertainment - 0.1%
NCL Corporation Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (k)		69	69,157
Station Casinos LLC
4.25%, 3/02/20 (k)		340	337,044

			406,201

Consumer Cyclical - Other - 0.4%
CityCenter Holdings LLC
4.25%, 10/16/20 (k)		909	902,673
La Quinta Intermediate Holdings L.L.C.
3.75%, 4/14/21 (k)		183	179,478

			1,082,151

Consumer Cyclical - Retailers - 0.3%
Dollar Tree, Inc.
3.50%, 7/06/22 (k)		18	17,773
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (k)		452	449,799
Men’s Wearhouse, Inc. (The)
5.00%, 6/18/21		141	127,839
Michaels Stores, Inc.
4.00%, 1/28/20 (k)		173	171,337

			766,748

Consumer Non-Cyclical - 0.6%
Acadia Healthcare Company, Inc.
4.25%, 2/11/22 (k)		26	26,097

	Principal Amount (000)		U.S. $ Value
Air Medical Group Holdings, Inc.
4.50%, 4/28/22 (k)	U.S.$	236	$230,704
Concordia Healthcare Corp.
5.25%, 10/21/21 (p)		651	619,752
Grifols Worldwide Operations Ltd.
3.23%, 2/27/21 (k)		197	195,209
Mallinckrodt International Finance S.A.
3/19/21 (p)		300	290,250
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã.r.l.
4.75%, 6/30/21 (k)		179	167,478

			1,529,490

Other Industrial - 0.4%
Gardner Denver, Inc.
4.25%, 7/30/20 (k)		294	269,051
Gates Global LLC
4.25%, 7/06/21 (k)		203	188,981
Travelport Finance (Luxembourg) S.Ã.r.l.
5.75%, 9/02/21 (k)		418	409,433
Unifrax Holding Co.
4.50%, 11/28/18 (k)	EUR	242	253,060

			1,120,525

Technology - 0.4%
Avaya, Inc.
4.82%, 10/26/17 (k)	U.S.$	257	220,361
6.50%, 3/31/18 (k)		46	38,623
BMC Software Finance Inc.
5.00%, 9/10/20 (k)		364	314,741
First Data Corporation
3.71%, 3/23/18 (k)		350	346,063
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (k)		293	244,329

			1,164,117

Transportation - Airlines - 0.2%
Delos Finance S.à r.l.
3.50%, 3/06/21 (k)		570	567,270

Total Bank Loans (cost $10,816,154)			10,151,068

	Shares
COMMON STOCKS - 1.9%
Clear Channel Outdoor Holdings, Inc. - Class A (h)		32,000	168,000
DISH Network Corp. - Class A (h)		2,510	157,402
Dynegy, Inc. (h)		14,605	235,433
eDreams ODIGEO SA (h)		36,590	94,971
Eldorado Resorts, Inc. (h)		19,987	193,674
EMC Corp./MA		11,388	288,572

Company	Shares		U.S. $ Value
Emeco Holdings Ltd. (h)		1,050,000	$34,015
EP Energy Corp. - Class A (h)		22,713	128,556
Exide Corp. (c)(d)		586,000	1
Exide Technologies (d)(g)		19,782	56,576
General Motors Co.		11,160	403,992
Hovnanian Enterprises, Inc. - Class A (h)		35,347	64,685
International Game Technology PLC		18,000	279,540
iPayment, Inc.		44,784	233,235
Las Vegas Sands Corp.		8,388	369,575
LifePoint Health, Inc. (h)		4,559	326,470
LyondellBasell Industries NV - Class A		1,996	191,257
MDC Holdings, Inc.		12,258	321,527
Navistar International Corp. (h)		24,764	359,326
Neenah Enterprises, Inc. (c)(d)(h)		58,199	254,912
Nortek, Inc. (h)		5,410	260,437
Townsquare Media, Inc. - Class A (h)		26,530	303,238
Travelport LLC		15,482	206,065
Travelport Worldwide Ltd.		2,580	34,340
Triangle Petroleum Corp. (h)		34,470	26,404
Whiting Petroleum Corp. (h)		4,706	77,696

Total Common Stocks (cost $5,977,123)			5,069,899

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 1.6%
Industrial - 1.6%
Basic - 0.1%
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)	U.S.$	200	209,000

Capital Goods - 0.3%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		172	182,750
Cemex SAB de CV
5.70%, 1/11/25 (a)		670	589,600

			772,350

Communications - Telecommunications - 0.2%
Digicel Ltd.
6.75%, 3/01/23 (a)		525	463,155

Consumer Cyclical - Retailers - 0.1%
Edcon Ltd.
9.50%, 3/01/18 (a)	EUR	381	249,618
9.50%, 3/01/18 (a)	U.S.$	150	93,015

			342,633

Consumer Non-Cyclical - 0.8%
Arcelik AS
5.00%, 4/03/23 (a)		498	463,140
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		570	503,025

	Principal Amount (000)		U.S. $ Value
Minerva Luxembourg SA
7.75%, 1/31/23 (a)	U.S.$	725	$708,688
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(i)		420	120,658
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		850	348,500
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(f)		930	16,461

			2,160,472

Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		283	283,354

Total Emerging Markets - Corporate Bonds (cost $6,405,566)			4,230,964

	Shares
PREFERRED STOCKS - 1.4%
Financial Institutions - 1.2%
Banking - 0.8%
GMAC Capital Trust I
8.125%		19,000	484,500
Goldman Sachs Group, Inc. (The)
Series J
5.50%		23,525	593,065
Morgan Stanley
6.875%		20,825	575,187
US Bancorp
Series F
6.50%		14,000	406,560
Wells Fargo & Co.
5.85%		2,300	59,340

			2,118,652

REITS - 0.4%
National Retail Properties, Inc.
Series E 5.70%		6,300	158,256
Public Storage
Series W
5.20%		5,400	135,270
Public Storage
Series X
5.20%		1,000	25,130
Sovereign Real Estate Investment Trust
12.00% (a)		624	792,480

			1,111,136

			3,229,788

Company	Shares		U.S. $ Value
Industrial - 0.1%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (h)		5,130	$29,190

Energy - 0.1%
Energy XXI Ltd.
5.625%		3,250	74,750
Halcon Resources Corp.
5.75%		635	71,437
Sanchez Energy Corp.
4.875%		10,350	148,781
SandRidge Energy, Inc.
8.50%		4,500	23,468

			318,436

			347,626

Utility - 0.1%
Electric - 0.1%
SCE Trust III
5.75%		5,525	154,313

Total Preferred Stocks (cost $4,188,279)			3,731,727

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Non-Agency Fixed Rate CMBS - 1.1%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	U.S.$	167	169,020
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.761%, 4/10/38		1,000	1,001,149
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ
5.484%, 2/15/40		1,380	1,398,622
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		315	313,778

Total Commercial Mortgage-Backed Securities (cost $2,803,234)			2,882,569

ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Floating Rate - 0.6%
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (k)		1,166	655,795

	Principal Amount (000)		U.S. $ Value
Lehman XS Trust
Series 2007-6, Class 3A5
5.066%, 5/25/37 (q)	U.S.$	760	$958,571

			1,614,366

Home Equity Loans - Fixed Rate - 0.3%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		737	732,217

Total Asset-Backed Securities (cost $1,884,259)			2,346,583

GOVERNMENTS - TREASURIES - 0.8%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	600	364,287

United States - 0.7%
U.S. Treasury Bonds
3.125%, 11/15/41 (r)	U.S.$	1,755	1,817,316

Total Governments - Treasuries (cost $2,270,881)			2,181,603

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.8%
United States - 0.8%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		165	141,704
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		310	261,860
State of California
Series 2010
7.60%, 11/01/40		325	488,501
7.95%, 3/01/36		700	837,445
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		165	133,157
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		220	169,083

Total Local Governments - Municipal Bonds (cost $1,664,346)			2,031,750

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Brazil - 0.2%
Petrobras Global Finance BV
5.625%, 5/20/43		733	465,514

Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		159	126,007

	Principal Amount (000)			U.S. $ Value
Dominican Republic - 0.2%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)	U.S.$	460		$456,819

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		232		235,480

United Kingdom - 0.2%
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (m)		600		633,000

Total Governments - Sovereign Agencies (cost $1,992,264)				1,916,820

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
GSE Risk Share Floating Rate - 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.471%, 11/25/23 (k)		380		379,025
Series 2014-DN1, Class M3
4.721%, 2/25/24 (k)		375		373,766
Series 2014-HQ2, Class M3
3.971%, 9/25/24 (k)		435		410,385
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.621%, 1/25/24 (k)		333		333,959
Series 2015-C03, Class 1M2
5.221%, 7/25/25 (k)		85		85,000
Series 2015-C03, Class 2M2
5.221%, 7/25/25 (k)		30		29,947

				1,612,082

Non-Agency Fixed Rate - 0.1%
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		244		211,498

Non-Agency Floating Rate - 0.0%
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.423%, 7/19/47 (k)		0	**	0	^
Residential Accredit Loans, Inc. Trust
Series 2007-QH6, Class A1
0.411%, 7/25/37 (k)		0	**	0	^

				0	^

Total Collateralized Mortgage Obligations (cost $1,859,652)				1,823,580

	Principal Amount (000)		U.S. $ Value
AGENCIES - 0.2%
Agency Subordinated - 0.2%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a) (cost $484,627)	U.S.$	484	$475,530

	Shares
WARRANTS - 0.1%
FairPoint Communications, Inc., expiring 1/24/18 (c)(h)		12,643	202
iPayment Holdings, Inc., expiring 12/29/22 (c)(d)(h)		234,094	234,094
Talon Equity Co. NV, expiring 11/24/15 (c)(d)(h)		671	0

Total Warrants (cost $82,754)			234,296

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27 (cost $381,331)	U.S.$	430	188,770

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equities - 0.0%
Boardwalk Real Estate Investment Trust
Expiration: Dec 2015, Exercise Price: CAD 48.00 (h)(s)		51,478	42,103

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Dec 2015, Exercise Price: $ 200.00 (h)(t)		352	30,448

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY.25 RTP, Barclays Bank PLC (Buy Protection)
Expiration: Dec 2015, Exercise Rate: 99.00% (h)		12,660	9,199

Total Options Purchased - Puts (premiums paid $97,585)			81,750

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
EURO STOXX 50 Index
Expiration: Dec 2015, Exercise Price: EUR 3,600.00 (h)(s)		1,172	$37,556

Options on Funds and Investment Trusts - 0.0%
iShares iBoxx High Yield Corp.
Expiration: Dec 2015, Exercise Price: $ 89.00 (h)(t)		1,941	19,410
SPDR S&P 500 ETF Trust
Expiration: Dec 2015, Exercise Price: $ 227.00 (h)(t)		683	1,025

			20,435

Options on Equities - 0.0%
Diageo PLC
Expiration: Dec 2015, Exercise Price: GBP 20.00 (h)(s)		64,469	12,040

Total Options Purchased - Calls (premiums paid $143,647)			70,031

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.5%
Agency Discount Note - 0.8%
Federal Home Loan Bank Discount Notes Zero Coupon, 1/06/16 (cost $1,999,820)	U.S.$	2,000	1,999,820

	Shares
Investment Companies - 5.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (u)(v) (cost $14,060,574)		14,060,574	14,060,574

	Principal Amount (000)
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill Zero Coupon, 1/14/16 (cost $1,000,000)	U.S.$	1,000	1,000,000

Total Short-Term Investments (cost $17,060,394)			17,060,394

U.S. $ Value
Total Investments - 99.1% (cost $285,786,874) (w)	$261,865,605
Other assets less liabilities - 0.9% (x)	2,303,510

Net Assets - 100.0%	$264,169,115

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 Mini Futures	4	December 2015	$461,641	$478,360	$16,719
U.S. T-Note 10 Yr (CBT) Futures	84	March 2016	10,599,874	10,620,750	20,876
Sold Contracts
S&P 500 E-Mini Index Futures	36	December 2015	3,626,297	3,743,640	(117,343)

					$(79,748)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	165	EUR	150	12/03/15	$(6,789)
Citibank	BRL	2,211	USD	560	12/02/15	(11,408)
Citibank	USD	574	BRL	2,211	12/02/15	(2,731)
Citibank	USD	464	MXN	7,816	1/15/16	5,865
Goldman Sachs Bank USA	GBP	5,193	USD	7,824	12/11/15	3,183
HSBC Bank USA	NZD	1,555	USD	997	1/15/16	(23,656)
Royal Bank of Scotland PLC	USD	813	PEN	2,718	1/19/16	(13,144)
Standard Chartered Bank	KRW	966,726	USD	831	1/08/16	(1,205)
State Street Bank & Trust Co.	USD	586	BRL	2,311	12/02/15	11,225
State Street Bank & Trust Co.	EUR	11,540	USD	12,739	12/03/15	546,122
State Street Bank & Trust Co.	USD	3,650	EUR	3,355	12/03/15	(105,143)
State Street Bank & Trust Co.	USD	518	GBP	340	12/11/15	(5,965)
State Street Bank & Trust Co.	USD	852	JPY	102,969	12/11/15	(15,338)
State Street Bank & Trust Co.	AUD	749	USD	533	12/18/15	(8,130)
State Street Bank & Trust Co.	USD	725	SEK	6,198	1/07/16	(12,989)

						$359,897

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares iBoxx High Yield Corp. (t)	1,941	$76.00	December 2015	$75,615	$(28,144)
SPDR S&P 500ETF Trust (t)	352	190.00	December 2015	11,989	(7,568)
Taylor Morrison Home Corp. (t)	153	22.50	January 2016	41,015	(75,735)

				$128,619	$(111,447)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 25, 5 Year Index	Barclays Capital Inc.	Sell	96.00%	12/16/15	$12,660	$8,862	$(1,892)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)			Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)%	3.87%		$1,921		$(104,890)	$(46,532)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.87		8,087		(441,674)	(95,126)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	4.50		13,530		(419,065)	(10,361)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.78		12,410		(130,294)	20,106
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	2.20	EUR	0	^^	(15)	(40)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	(5.00)	3.12		6,220		(573,221)	(7,747)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.50		15,450		478,533	(76,958)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.48		5,980		90,418	60,394

						$(1,100,208)	$(156,264)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$17,030	9/02/25	2.248%	3 Month LIBOR	$(367,838)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.55%	$1,546	$(107,612)	$(23,419)	$(84,193)
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)	2.18	1,085	(47,530)	(40,910)	(6,620)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	15.59	1,018	123,239	(27,434)	150,673
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	1.25	1,132	(74,979)	(58,836)	(16,143)
Citibank, NA:
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	5.24	572	(1,629)	(25,833)	24,204
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	5.24	568	(1,618)	(26,488)	24,870
United States Steel Corp., 6.65%, 6/1/37, 3/20/17*	(5.00)	17.97	1,052	162,001	(36,934)	198,935
Credit Suisse International:
Western Union Co., 3.65% 8/22/18, 9/20/17*	(1.00)	0.30	550	(7,769)	(4,408)	(3,361)
Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)	0.22	570	(6,714)	(948)	(5,766)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)%	54.29%		$56	$39,152	$4,003	$35,149
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	1.06		1,130	(68,224)	(47,439)	(20,785)
Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	0.79		1,027	(3,958)	10,635	(14,593)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.84		1,058	(66,833)	(34,530)	(32,303)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/17*	(1.00)	0.50		1,140	(8,244)	(2,772)	(5,472)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	20.06		1,050	214,391	(39,694)	254,085
Goldman Sachs International:
British Telecommunications PLC, 5.75% 12/07/28, 6/20/20*	(1.00)	0.63	EUR	3,330	(65,393)	(80,985)	15,592
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/16*	(5.00)	37.54		$388	111,006	145,333	(34,327)
Morgan Stanley Capital Services LLC:
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	0.48		6,840	(103,421)	(48,688)	(54,733)
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	54.29		64	44,051	4,504	39,547
Sale Contracts
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	4.72		739	11,140	25,838	(14,698)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CCO Holdings, LLC, 7.25%, 10/30/17, 6/20/19*	5.00%	1.22%	$582	$80,430	$46,505	$33,925
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	56.29	240	(193,505)	(192,000)	(1,505)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	19.60	739	(232,000)	11,311	(243,311)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	19.41	177	(70,559)	(48,511)	(22,048)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	19.41	443	(176,596)	(121,218)	(55,378)
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	0.82	470	34,347	(8,146)	42,493
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.31	689	69,384	22,717	46,667
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	3.55	760	38,793	46,123	(7,330)
Citibank, NA:
Advanced Micro Devices, Inc., 7.75% 8/01/20, 9/20/20*	5.00	12.55	270	(62,625)	(63,266)	641
Bombardier Inc., 7.45%, 5/01/34, 3/20/19*	5.00	8.34	380	(31,748)	25,487	(57,235)
Bombardier Inc., 7.45%, 5/01/34, 3/20/19*	5.00	8.34	380	(31,748)	26,025	(57,773)
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	26.08	760	(307,978)	16,708	(324,686)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00%	1.70%		$380	$(7,132)	$(30,842)	$23,710
Western Union Co., 3.65%, 8/22/18, 3/20/19*	1.00	0.73		380	3,758	(8,635)	12,393
Western Union Co., 3.65% 8/22/18, 9/20/19*	1.00	0.88		360	1,917	(3,815)	5,732
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00	3.03		760	50,646	41,889	8,757
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00	0.48	EUR	590	50,142	(40,459)	90,601
Dell, Inc., 7.10%, 4/15/28, 3/20/19*	1.00	1.85		760	(20,596)	(56,525)	35,929
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	2.02		760	77,210	12,427	64,783
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	1.65		760	(15,571)	(19,041)	3,470
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	34.67		760	(422,390)	16,699	(439,089)
Goldman Sachs International:
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	19.41		160	(63,781)	(41,249)	(22,532)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00	20.07		550	(19,064)	535	(19,599)
United States Steel Corp., 6.65%, 6/01/37, 9/20/19*	5.00	26.82		141	(62,024)	5,748	(67,772)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.65%, 6/01/37, 9/20/19*	5.00%	26.82%	$212	$(93,388)	$9,149	$(102,537)

				$(1,263,022)	$(661,389)	$(601,633)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Total Return Index	8,073	LIBOR	$1,827	12/21/15	$(6,640)
iBoxx $ Liquid High Yield Total Return Index	7,626	LIBOR	1,752	12/21/15	(32,505)
iBoxx $ Liquid High Yield Total Return Index	15,253	LIBOR	3,490	12/21/15	(50,706)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Total Return Index	15,582	LIBOR	3,562	12/21/15	(48,487)
iBoxx $ Liquid High Yield Total Return Index	19,652	LIBOR	4,488	12/21/15	(56,728)
iBoxx $ Liquid High Yield Total Return Index	15,463	LIBOR	3,551	12/21/15	(64,365)
iBoxx $ Liquid High Yield Total Return Index	39,591	LIBOR	9,200	12/21/15	(267,411)
Pay Total Return on Reference Obligation
Goldman Sachs Bank USA
iBoxx $ Liquid High Yield Total Return Index	82,505	LIBOR	18,940	12/21/15	324,435
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Total Return Index	13,384	LIBOR	3,090	12/21/15	70,434

					$(131,973)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at November 30, 2015
Barclays Capital, Inc.†	(2.00	)%*	—	$139,413
Credit Suisse Securities (USA) LLC†	(1.50	)%*	—	136,374
Credit Suisse Securities (USA) LLC†	(1.00	)%*	—	186,719
Credit Suisse Securities (USA) LLC†	0.00%		—	2,388,546
RBC Capital Markets†	(0.25	)%*	—	576,290

				$3,427,342

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2015
*	Interest payment due from counterparty.
**	Principal amount less than 500.
^	Less than $0.50.
^^	Notional amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $97,664,292 or 37.0% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of November 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13-2/19/15	$507,900	$96,750	0.04%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	953,969	16,461	0.01%

(f)	Security is in default and is non-income producing.
(g)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Exide Technologies Series AI	4/30/15	$1,227,115		$1,087,593		0.41%
Exide Technologies	4/30/15	37,522		56,576		0.02%
Momentive Performance Materials, Inc.	10/24/14	– 0	–	– 0	–	0.00%

(h)	Non-income producing security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2015.
(j)	Convertible security.
(k)	Floating Rate Security. Stated interest rate was in effect at November 30, 2015.
(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2015.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Defaulted matured security.
(o)	Defaulted.
(p)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(q)	Variable rate coupon, rate shown as of November 30, 2015.
(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)	One contract relates to 1 share.
(t)	One contract relates to 100 shares.

(u)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(w)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,826,891 and gross unrealized depreciation of investments was $(29,748,160), resulting in net unrealized depreciation of $(23,921,269).
(x)	An amount of U.S. $300,600 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

AB Pooling Portfolios

AB High-Yield Portfolio

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$190,843,688		$3,175,700		$194,019,388
Corporates - Investment Grade		– 0	–	13,368,883		– 0	–	13,368,883
Bank Loans		– 0	–	– 0	–	10,151,068		10,151,068
Common Stocks		4,190,124		335,051		544,724		5,069,899
Emerging Markets - Corporate Bonds		– 0	–	4,230,964		– 0	–	4,230,964
Preferred Stocks		2,620,811		1,110,916		– 0	–	3,731,727
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	2,882,569		2,882,569
Asset-Backed Securities		– 0	–	– 0	–	2,346,583		2,346,583
Governments - Treasuries		– 0	–	2,181,603		– 0	–	2,181,603
Local Governments - Municipal Bonds		– 0	–	2,031,750		– 0	–	2,031,750
Governments - Sovereign Agencies		– 0	–	1,916,820		– 0	–	1,916,820
Collateralized Mortgage Obligations		– 0	–	– 0	–	1,823,580		1,823,580
Agencies		– 0	–	475,530		– 0	–	475,530
Warrants		202		– 0	–	234,094	^	234,296
Emerging Markets - Sovereigns		– 0	–	188,770		– 0	–	188,770
Options Purchased - Puts		– 0	–	81,750		– 0	–	81,750
Options Purchased - Calls		– 0	–	70,031		– 0	–	70,031
Short-Term Investments:
Agency Discount Note		– 0	–	1,999,820		– 0	–	1,999,820
Investment Companies		14,060,574		– 0	–	– 0	–	14,060,574
U.S. Treasury Bills		– 0	–	1,000,000		– 0	–	1,000,000

Total Investments in Securities		20,871,711		219,835,576		21,158,318		261,865,605
Other Financial Instruments*:
Assets:
Futures		37,595		– 0	–	– 0	–	37,595
Forward Currency Exchange Contracts		– 0	–	566,395		– 0	–	566,395
Centrally Cleared Credit Default Swaps		– 0	–	80,500		– 0	–	80,500
Credit Default Swaps		– 0	–	1,112,156		– 0	–	1,112,156
Total Return Swaps		– 0	–	394,869		– 0	–	394,869
Liabilities:
Futures		(117,343)		– 0	–	– 0	–	(117,343)
Forward Currency Exchange Contracts		– 0	–	(206,498)		– 0	–	(206,498)
Put Options Written		– 0	–	(111,447)		– 0	–	(111,447)
Credit Default Swaptions Written		– 0	–	(1,892)		– 0	–	(1,892)
Centrally Cleared Credit Default Swaps		– 0	–	(236,764)		– 0	–	(236,764)
Centrally Cleared Interest Rate Swaps		– 0	–	(367,838)		– 0	–	(367,838)
Credit Default Swaps		– 0	–	(1,713,789)		– 0	–	(1,713,789)
Total Return Swaps		– 0	–	(526,842)		– 0	–	(526,842)

Total+		$20,791,963		$218,824,426		$21,158,318		$260,774,707

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Bank Loans		Common Stocks
Balance as of 8/31/15	$3,400,139		$14,141,504		$270,252
Accrued discounts/(premiums)	4,988		1,373		– 0	–
Realized gain (loss)	(260,356)		(136,608)		(244,355)
Change in unrealized appreciation/depreciation	32,854		(256,427)		53,235
Purchases	– 0	–	922,277		– 0	–
Sales	(1,925)		(4,521,051)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	465,592
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/15	$3,175,700		$10,151,068		$544,724

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(225,577)		$(367,296)		$(191,120)

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/15	$4,488,395		$2,403,731		$5,008,319
Accrued discounts/(premiums)	1,408		9,523		6,410
Realized gain (loss)	110,123		16,277		137,409
Change in unrealized appreciation/depreciation	(151,356)		(19,736)		(209,358)
Purchases/Payups	– 0	–	– 0	–	– 0	–
Sales/Paydowns	(1,566,001)		(63,212)		(3,119,200)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/15	$2,882,569		$2,346,583		$1,823,580

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$(33,251)		$(19,736)		$(669)

	Warrants^		Total
Balance as of 8/31/15	$187,275		$29,899,615
Accrued discounts/(premiums)	– 0	–	23,702
Realized gain (loss)	– 0	–	(377,510)
Change in unrealized appreciation/depreciation	46,819		(503,969)
Purchases/Payups	– 0	–	922,277
Sales/Paydowns	– 0	–	(9,271,389)
Transfers in to Level 3	– 0	–	465,592
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$234,094		$21,158,318	+

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$46,819		$(790,830)

^	The Portfolio held a security with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at November 30, 2015. Securities priced (i) at net asset value, (ii) by third party vendors, or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$749,482	Market Approach	Implied Enterprise Value	$512 mil – $600 mil / NA
Bank Loans	$494,677	Market Approach	EBITDA*	$28 mil – $70 mil / NA
			EBITDA Multiple	6X
			Scrap Value	$154 mil/ NA
Common Stocks	$56,576	Option Pricing Model	Enterprise Value	$512 mim – $600 mil / NA
			Exercise Price	$730 mil – $830 mil / NA
			Years to Expiration	3yr – 5 yr / NA
			EV Volatility %	22.2% – 24.3% / NA
			Risk Free Rate	0.99% – 1.52% / NA
	$254,912	Market Approach	EBITDA Projection	$48.7 mil / NA
			EBITDA Multiples	3.5X – 5.5X/4.5X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Volatility Management

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 68.8%
Financials - 11.4%
Banks - 5.2%
Aozora Bank Ltd.	30,000	$105,810
Australia & New Zealand Banking Group Ltd.	73,579	1,443,961
Banca Monte dei Paschi di Siena SpA (a)	67,580	105,951
Banco Bilbao Vizcaya Argentaria SA	167,958	1,391,671
Banco Comercial Portugues SA (a)(b)	1,009,163	53,876
Banco de Sabadell SA	130,008	239,532
Banco Espirito Santo SA (REG) (a)(c)(d)	54,936	0	^
Banco Popolare SC (a)	9,614	138,474
Banco Popular Espanol SA	45,119	158,681
Banco Santander SA	382,164	2,079,758
Bank Hapoalim BM	28,188	145,657
Bank Leumi Le-Israel BM (a)	37,238	134,493
Bank of America Corp.	235,202	4,099,571
Bank of East Asia Ltd. (The)	31,200	113,193
Bank of Ireland (a)	727,800	271,210
Bank of Kyoto Ltd. (The)	9,000	83,922
Bank of Queensland Ltd.	9,550	94,169
Bank of Yokohama Ltd. (The)	30,000	176,561
Bankia SA	119,352	149,321
Bankinter SA	17,836	128,903
Barclays PLC	438,987	1,476,104
BB&T Corp.	17,500	675,850
Bendigo & Adelaide Bank Ltd.	11,979	96,536
BNP Paribas SA	28,178	1,668,273
BOC Hong Kong Holdings Ltd.	98,000	302,903
CaixaBank SA	60,810	222,518
Chiba Bank Ltd. (The)	18,000	124,093
Chugoku Bank Ltd. (The)	4,000	55,497
Citigroup, Inc.	67,599	3,656,430
Comerica, Inc.	3,950	183,083
Commerzbank AG (a)	28,317	310,919
Commonwealth Bank of Australia	45,006	2,578,195
Credit Agricole SA	27,265	328,548
Danske Bank A/S	18,782	503,390
DBS Group Holdings Ltd.	46,000	537,368
DNB ASA	25,942	340,982
Erste Group Bank AG (a)	7,416	227,303
Fifth Third Bancorp	18,050	373,094
Fukuoka Financial Group, Inc.	20,000	97,006
Gunma Bank Ltd. (The)	10,000	60,039
Hachijuni Bank Ltd. (The)	10,000	60,498
Hang Seng Bank Ltd.	20,300	367,845
Hiroshima Bank Ltd. (The)	13,000	73,937
Hokuhoku Financial Group, Inc.	32,000	67,837
HSBC Holdings PLC	511,267	4,079,348
Huntington Bancshares, Inc./OH	18,000	210,420
ING Groep NV	102,638	1,409,206
Intesa Sanpaolo SpA	337,224	1,155,636
Intesa Sanpaolo SpA-RSP	24,805	77,885
Iyo Bank Ltd. (The)	6,000	59,810
Japan Post Bank Co., Ltd. (a)	11,000	155,483
Joyo Bank Ltd. (The)	16,000	74,235
JPMorgan Chase & Co.	83,050	5,537,774
KBC Groep NV	6,723	401,136
KeyCorp	18,850	247,124

Company	Shares	U.S. $ Value
Kyushu Financial Group, Inc. (a)	9,312	$70,804
Lloyds Banking Group PLC	1,518,919	1,667,973
M&T Bank Corp. (b)	3,650	457,455
Mitsubishi UFJ Financial Group, Inc.	339,200	2,179,418
Mizrahi Tefahot Bank Ltd.	3,655	43,221
Mizuho Financial Group, Inc.	618,400	1,248,714
National Australia Bank Ltd.	69,557	1,475,010
Natixis SA	24,606	149,096
Nordea Bank AB	80,801	894,269
Oversea-Chinese Banking Corp., Ltd.	79,000	485,049
People’s United Financial, Inc.	6,950	116,413
PNC Financial Services Group, Inc. (The)	11,500	1,098,365
Raiffeisen Bank International AG (a)	3,111	48,632
Regions Financial Corp.	29,700	301,158
Resona Holdings, Inc.	58,700	286,509
Royal Bank of Scotland Group PLC (a)	66,895	304,621
Seven Bank Ltd.	15,841	69,378
Shinsei Bank Ltd.	47,000	89,316
Shizuoka Bank Ltd. (The)	14,000	136,803
Skandinaviska Enskilda Banken AB-Class A	40,323	428,189
Societe Generale SA	19,293	919,730
Standard Chartered PLC	87,610	734,644
Sumitomo Mitsui Financial Group, Inc.	33,900	1,293,927
Sumitomo Mitsui Trust Holdings, Inc. (b)	88,000	335,907
SunTrust Banks, Inc.	11,550	501,501
Suruga Bank Ltd.	5,152	104,243
Svenska Handelsbanken AB-Class A	39,750	534,365
Swedbank AB-Class A	24,040	531,928
UniCredit SpA	127,274	745,834
Unione di Banche Italiane SpA	23,987	162,935
United Overseas Bank Ltd.	34,000	466,954
US Bancorp	37,150	1,630,513
Westpac Banking Corp.	86,611	2,008,762
Yamaguchi Financial Group, Inc. (b)	5,000	57,992
Zions Bancorporation	4,500	134,820

		60,625,467

Banks - 0.5%
Wells Fargo & Co.	104,950	5,782,745

Capital Markets - 1.3%
3i Group PLC	25,868	195,764
Aberdeen Asset Management PLC	24,311	116,905
Affiliated Managers Group, Inc. (a)	1,287	228,095
Ameriprise Financial, Inc.	4,000	451,800
Bank of New York Mellon Corp. (The)	24,800	1,087,232
BlackRock, Inc.-Class A	2,890	1,051,151
Charles Schwab Corp. (The)	26,900	906,799
Credit Suisse Group AG (REG) (a)	40,631	873,162
Daiwa Securities Group, Inc.	44,000	284,632
Deutsche Bank AG (REG)	36,691	939,829
E*TRADE Financial Corp. (a)	6,450	196,274
Franklin Resources, Inc.	8,650	362,608
Goldman Sachs Group, Inc. (The)	9,100	1,729,182
Hargreaves Lansdown PLC	6,940	156,298
ICAP PLC	14,678	112,451
Invesco Ltd.	9,550	321,740
Investec PLC	14,543	123,718

Company	Shares	U.S. $ Value
Julius Baer Group Ltd. (a)	5,941	$284,019
Legg Mason, Inc.	2,400	106,512
Macquarie Group Ltd.	7,766	455,847
Mediobanca SpA	14,934	142,859
Morgan Stanley	34,150	1,171,345
Nomura Holdings, Inc.	96,600	571,000
Northern Trust Corp.	4,950	370,953
Partners Group Holding AG	427	154,191
Platinum Asset Management Ltd.	6,174	35,954
SBI Holdings, Inc./Japan	5,675	64,281
Schroders PLC	3,300	148,851
State Street Corp.	9,150	664,107
T Rowe Price Group, Inc.	5,750	437,863
UBS Group AG	97,147	1,863,528

		15,608,950

Consumer Finance - 0.3%
Acom Co., Ltd. (a)(b)	10,610	52,644
AEON Financial Service Co., Ltd.	2,800	64,445
American Express Co.	19,100	1,368,324
Capital One Financial Corp.	12,185	956,644
Credit Saison Co., Ltd.	3,900	73,579
Discover Financial Services	9,750	553,410
Navient Corp.	8,400	100,044
Synchrony Financial (a)	18,707	595,430

		3,764,520

Diversified Financial Services - 1.1%
ASX Ltd.	5,139	153,513
Berkshire Hathaway, Inc.-Class B (a)	42,135	5,649,882
CME Group, Inc./IL-Class A	7,550	737,257
Deutsche Boerse AG	5,187	444,265
Eurazeo SA	1,125	75,564
EXOR SpA	2,615	117,143
First Pacific Co., Ltd./Hong Kong	57,900	36,005
Groupe Bruxelles Lambert SA	2,142	176,027
Hong Kong Exchanges and Clearing Ltd.	29,600	770,004
Industrivarden AB-Class C	4,334	77,571
Intercontinental Exchange, Inc.	2,545	661,293
Investment AB Kinnevik-Class B	6,249	192,065
Investor AB-Class B	12,091	460,559
Japan Exchange Group, Inc.	14,600	228,805
Leucadia National Corp.	7,550	133,484
London Stock Exchange Group PLC	8,307	331,539
McGraw Hill Financial, Inc.	6,100	588,467
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,100	68,869
Moody’s Corp.	3,950	407,324
Nasdaq, Inc.	2,650	155,343
ORIX Corp.	35,210	508,347
Pargesa Holding SA	820	51,572
Singapore Exchange Ltd.	21,000	112,183
Wendel SA	763	90,918

		12,227,999

Insurance - 2.7%
ACE Ltd.	7,300	838,405
Admiral Group PLC	5,560	135,729
Aegon NV	48,093	293,319

Company	Shares	U.S. $ Value
Aflac, Inc.	9,650	$629,566
Ageas	5,531	241,989
AIA Group Ltd.	320,400	1,917,180
Allianz SE (REG)	12,157	2,148,027
Allstate Corp. (The)	9,000	564,840
American International Group, Inc.	29,040	1,846,363
AMP Ltd.	78,680	329,713
Aon PLC	6,300	596,862
Assicurazioni Generali SpA	30,996	588,786
Assurant, Inc.	1,500	128,280
Aviva PLC	106,452	820,066
AXA SA	51,975	1,404,404
Baloise Holding AG (REG)	1,331	161,699
Chubb Corp. (The)	5,100	665,703
Cincinnati Financial Corp.	3,250	198,608
CNP Assurances	4,557	63,430
Dai-ichi Life Insurance Co., Ltd. (The)	28,657	496,456
Delta Lloyd NV	5,833	41,957
Direct Line Insurance Group PLC	36,576	226,823
Gjensidige Forsikring ASA	5,309	85,570
Hannover Rueck SE (REG)	1,601	187,099
Hartford Financial Services Group, Inc. (The)	9,250	422,170
Insurance Australia Group Ltd.	61,247	244,674
Japan Post Holdings Co., Ltd. (a)	12,000	185,898
Legal & General Group PLC	157,078	642,002
Lincoln National Corp.	5,600	307,944
Loews Corp.	6,350	240,602
Mapfre SA (b)	28,672	78,567
Marsh & McLennan Cos., Inc.	11,900	658,070
Medibank Pvt Ltd.	73,152	122,509
MetLife, Inc.	25,050	1,279,805
MS&AD Insurance Group Holdings, Inc.	13,500	380,865
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	4,603	925,587
NN Group NV	5,130	175,135
Old Mutual PLC	131,038	412,339
Principal Financial Group, Inc.	6,100	313,906
Progressive Corp. (The)	13,100	403,742
Prudential Financial, Inc.	10,100	874,155
Prudential PLC	68,311	1,583,566
QBE Insurance Group Ltd.	36,309	326,196
RSA Insurance Group PLC	27,018	179,133
Sampo Oyj-Class A	11,972	593,029
SCOR SE	4,077	159,754
Sompo Japan Nipponkoa Holdings, Inc.	9,000	277,576
Sony Financial Holdings, Inc.	4,629	85,301
St James’s Place PLC	13,973	213,921
Standard Life PLC	51,619	323,732
Suncorp Group Ltd.	34,153	329,823
Swiss Life Holding AG (a)	873	220,229
Swiss Re AG	9,405	896,228
T&D Holdings, Inc.	15,400	215,910
Tokio Marine Holdings, Inc.	18,411	679,074
Torchmark Corp.	2,575	156,097
Travelers Cos., Inc. (The)	7,000	801,990
Tryg A/S	3,176	61,828
UnipolSai SpA	21,187	54,646
Unum Group	5,450	199,906
XL Group PLC	6,700	255,806

Company	Shares	U.S. $ Value
Zurich Insurance Group AG (a)	3,982	$1,048,041

		30,940,630

Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	9,520	946,098
Crown Castle International Corp.	7,530	646,902
Equinix, Inc.	1,374	407,391
Iron Mountain, Inc.	4,280	118,898
Plum Creek Timber Co., Inc.	3,850	195,619
Weyerhaeuser Co.	11,550	371,563

		2,686,471

Real Estate Management & Development - 0.1%
CBRE Group, Inc.-Class A (a)	6,490	243,180
City Developments Ltd.	10,000	52,034
Daito Trust Construction Co., Ltd.	2,000	207,824
Daiwa House Industry Co., Ltd.	16,000	446,197
Global Logistic Properties Ltd.	82,100	114,525
LendLease Group	14,543	133,462
Swire Pacific Ltd.-Class A	15,500	170,473
Tokyu Fudosan Holdings Corp.	13,637	91,978
Wheelock & Co., Ltd.	24,000	103,805

		1,563,478

		133,200,260

Information Technology - 8.8%
Communications Equipment - 0.6%
Alcatel-Lucent (a)	74,071	291,479
Cisco Systems, Inc.	114,190	3,111,678
F5 Networks, Inc. (a)	1,590	163,770
Harris Corp.	2,740	227,776
Juniper Networks, Inc.	7,880	237,424
Motorola Solutions, Inc.	3,640	261,279
Nokia Oyj	97,844	705,649
QUALCOMM, Inc.	35,260	1,720,335
Telefonaktiebolaget LM Ericsson-Class B	80,956	785,833

		7,505,223

Electronic Equipment, Instruments & Components - 0.5%
Alps Electric Co., Ltd.	4,606	144,936
Amphenol Corp.-Class A	6,920	380,946
Citizen Holdings Co., Ltd.	7,000	51,737
Corning, Inc.	27,530	515,637
FLIR Systems, Inc.	3,060	93,514
Hamamatsu Photonics KK	3,800	95,293
Hexagon AB-Class B	6,890	249,694
Hirose Electric Co., Ltd.	800	97,377
Hitachi High-Technologies Corp.	1,800	49,635
Hitachi Ltd.	128,000	755,225
Ibiden Co., Ltd. (b)	3,200	50,209
Ingenico Group SA	1,465	184,222
Keyence Corp.	1,300	705,075
Kyocera Corp.	8,600	398,727
Murata Manufacturing Co., Ltd.	5,400	838,559
Nippon Electric Glass Co., Ltd.	10,000	55,542
Omron Corp.	5,200	191,231
Shimadzu Corp.	6,000	96,948

Company	Shares	U.S. $ Value
TDK Corp.	3,300	$237,327
TE Connectivity Ltd.	9,050	607,164
Yaskawa Electric Corp.	6,000	79,088
Yokogawa Electric Corp.	6,000	71,645

		5,949,731

Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	4,010	231,016
Alphabet, Inc.-Class A (a)	6,569	5,011,162
Alphabet, Inc.-Class C (a)	6,673	4,955,370
eBay, Inc. (a)	25,130	743,597
Facebook, Inc.-Class A (a)	50,772	5,292,473
Kakaku.com, Inc.	3,835	73,212
Mixi, Inc.	1,108	45,348
United Internet AG	3,255	173,152
VeriSign, Inc. (a)(b)	2,190	195,874
Yahoo Japan Corp. (b)	37,873	156,075
Yahoo!, Inc. (a)	19,450	657,604

		17,534,883

IT Services - 1.5%
Accenture PLC-Class A	14,070	1,508,585
Alliance Data Systems Corp. (a)	1,410	404,458
Amadeus IT Holding SA-Class A	11,907	477,135
Atos SE	2,292	187,439
Automatic Data Processing, Inc.	10,500	905,730
Cap Gemini SA	4,135	380,830
Cognizant Technology Solutions Corp.-Class A (a)	13,670	882,809
Computershare Ltd.	12,550	105,427
CSRA, Inc. (a)	3,880	122,259
Fidelity National Information Services, Inc.	6,290	400,484
Fiserv, Inc. (a)	5,300	510,072
Fujitsu Ltd.	49,000	247,161
International Business Machines Corp.	20,269	2,825,904
Itochu Techno-Solutions Corp.	1,300	26,809
MasterCard, Inc.-Class A	22,450	2,198,304
Nomura Research Institute Ltd.	3,300	124,740
NTT Data Corp.	3,358	163,576
Otsuka Corp.	1,400	70,142
Paychex, Inc.	7,170	388,972
PayPal Holdings, Inc. (a)	24,830	875,506
Teradata Corp. (a)	3,120	93,319
Total System Services, Inc.	3,730	208,731
Visa, Inc.-Class A	43,880	3,466,959
Western Union Co. (The)-Class W	11,420	215,381
Xerox Corp.	21,360	225,348

		17,016,080

Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	6,800	359,040
Analog Devices, Inc.	7,050	434,491
Applied Materials, Inc.	26,900	504,913
ARM Holdings PLC	37,547	636,141
ASM Pacific Technology Ltd.	6,400	48,430
ASML Holding NV	9,326	862,891
Avago Technologies Ltd.	5,858	764,176

Company	Shares	U.S. $ Value
Broadcom Corp.-Class A	12,500	$682,875
Infineon Technologies AG	29,929	439,603
Intel Corp.	106,800	3,713,436
KLA-Tencor Corp.	3,550	235,969
Lam Research Corp.	3,538	276,672
Linear Technology Corp.	5,300	242,316
Microchip Technology, Inc. (b)	4,750	229,330
Micron Technology, Inc. (a)	24,150	384,709
NVIDIA Corp.	11,500	364,780
Qorvo, Inc. (a)	3,355	194,825
Rohm Co., Ltd.	2,600	139,737
Skyworks Solutions, Inc.	4,295	356,571
STMicroelectronics NV	16,955	123,232
Texas Instruments, Inc.	23,050	1,339,666
Tokyo Electron Ltd.	4,600	306,154
Xilinx, Inc.	5,800	288,202

		12,928,159

Software - 1.8%
Activision Blizzard, Inc.	11,230	422,922
Adobe Systems, Inc. (a)	11,220	1,026,181
Autodesk, Inc. (a)	5,030	319,254
CA, Inc.	6,970	195,927
Citrix Systems, Inc. (a)	3,620	277,545
COLOPL, Inc. (b)	1,308	26,475
Dassault Systemes	3,426	272,680
Electronic Arts, Inc. (a)	7,000	474,530
Gemalto NV	2,160	136,020
GungHo Online Entertainment, Inc. (b)	9,396	29,033
Intuit, Inc.	6,260	627,252
Konami Holdings Corp.	2,500	58,390
Microsoft Corp.	179,670	9,765,065
Nexon Co., Ltd.	3,483	55,490
NICE-Systems Ltd.	1,556	94,502
Nintendo Co., Ltd.	2,900	445,857
Oracle Corp.	72,980	2,844,031
Oracle Corp. Japan	1,000	48,716
Red Hat, Inc. (a)	4,070	331,339
Sage Group PLC (The)	28,333	249,987
salesforce.com, Inc. (a)	13,890	1,106,894
SAP SE	26,144	2,064,583
Symantec Corp.	15,320	299,966
Trend Micro, Inc./Japan	2,800	114,196

		21,286,835

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.	50,530	750,876
HP, Inc.	50,530	633,646

		1,384,522

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	128,142	15,159,198
Brother Industries Ltd.	6,300	75,392
Canon, Inc.	28,400	858,219
EMC Corp./MA	43,190	1,094,435
FUJIFILM Holdings Corp.	12,300	497,478

Company	Shares	U.S. $ Value
Konica Minolta, Inc.	12,000	$126,206
NEC Corp.	69,000	230,880
NetApp, Inc.	6,650	203,889
Ricoh Co., Ltd.	18,000	184,643
SanDisk Corp.	4,570	337,586
Seagate Technology PLC (b)	6,700	240,798
Seiko Epson Corp.	7,400	116,555
Western Digital Corp.	5,130	320,163

		19,445,442

		103,050,875

Health Care - 8.4%
Biotechnology - 1.4%
AbbVie, Inc.	37,207	2,163,587
Actelion Ltd. (REG) (a)	2,759	387,049
Alexion Pharmaceuticals, Inc. (a)	5,090	908,260
Amgen, Inc.	17,100	2,754,810
Baxalta, Inc. (a)	12,150	417,717
Biogen, Inc. (a)	5,050	1,448,643
Celgene Corp. (a)	17,750	1,942,737
CSL Ltd.	12,628	911,863
Gilead Sciences, Inc.	33,000	3,496,680
Grifols SA	3,959	187,583
Regeneron Pharmaceuticals, Inc. (a)	1,800	980,100
Vertex Pharmaceuticals, Inc. (a)	5,505	712,127

		16,311,156

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	33,400	1,500,328
Baxter International, Inc.	12,250	461,212
Becton Dickinson and Co.	4,778	717,894
Boston Scientific Corp. (a)	30,200	552,056
Cochlear Ltd.	1,515	103,255
Coloplast A/S-Class B	2,950	239,073
CR Bard, Inc.	1,700	317,594
DENTSPLY International, Inc.	3,150	191,079
Edwards Lifesciences Corp. (a)	2,400	391,200
Essilor International SA	5,456	711,671
Getinge AB-Class B	5,313	134,278
Hoya Corp.	11,400	462,179
Intuitive Surgical, Inc. (a)	830	431,617
Medtronic PLC	31,731	2,390,614
Olympus Corp.	6,900	274,810
Smith & Nephew PLC	23,727	401,966
Sonova Holding AG (REG)	1,461	184,246
St Jude Medical, Inc.	6,300	397,530
Stryker Corp.	7,150	689,689
Sysmex Corp.	3,900	243,611
Terumo Corp.	8,100	258,265
Varian Medical Systems, Inc. (a)	2,200	177,716
William Demant Holding A/S (a)	679	65,149
Zimmer Biomet Holdings, Inc.	3,800	383,838

		11,680,870

Company	Shares	U.S. $ Value
Health Care Providers & Services - 1.1%
Aetna, Inc.	7,859	$807,512
Alfresa Holdings Corp.	4,700	93,185
AmerisourceBergen Corp.-Class A	4,600	453,744
Anthem, Inc.	5,850	762,723
Cardinal Health, Inc.	7,350	638,348
Cigna Corp.	5,800	782,884
DaVita HealthCare Partners, Inc. (a)	3,800	277,552
Express Scripts Holding Co. (a)	15,183	1,297,843
Fresenius Medical Care AG & Co. KGaA	5,803	478,601
Fresenius SE & Co. KGaA	10,105	740,653
HCA Holdings, Inc. (a)	7,218	491,257
Healthscope Ltd.	29,786	57,802
Henry Schein, Inc. (a)	1,870	292,618
Humana, Inc.	3,400	573,444
Laboratory Corp. of America Holdings (a)	2,250	273,465
McKesson Corp.	5,200	984,620
Medipal Holdings Corp.	3,600	63,049
Miraca Holdings, Inc.	1,500	66,616
Patterson Cos., Inc.	1,900	86,583
Quest Diagnostics, Inc.	3,250	222,040
Ramsay Health Care Ltd.	3,763	181,935
Ryman Healthcare Ltd.	9,906	51,206
Sonic Healthcare Ltd.	10,107	148,188
Suzuken Co., Ltd./Aichi Japan	2,100	81,834
Tenet Healthcare Corp. (a)	2,200	73,018
UnitedHealth Group, Inc.	21,400	2,411,994
Universal Health Services, Inc.-Class B	2,100	255,192

		12,647,906

Health Care Technology - 0.0%
Cerner Corp. (a)	6,900	411,240
M3, Inc.	5,162	113,586

		524,826

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	7,400	309,468
Illumina, Inc. (a)	3,262	599,882
Lonza Group AG (REG) (a)	1,441	227,582
PerkinElmer, Inc.	2,500	132,900
QIAGEN NV (a)	5,864	155,458
Thermo Fisher Scientific, Inc.	8,950	1,238,680
Waters Corp. (a)	1,850	245,717

		2,909,687

Pharmaceuticals - 4.7%
Allergan PLC (a)	8,900	2,793,621
Astellas Pharma, Inc.	57,100	803,627
AstraZeneca PLC	33,606	2,280,284
Bayer AG	21,999	2,923,968
Bristol-Myers Squibb Co.	37,500	2,512,875
Chugai Pharmaceutical Co., Ltd.	6,000	209,254
Daiichi Sankyo Co., Ltd.	17,000	350,200
Eisai Co., Ltd.	6,700	434,770
Eli Lilly & Co.	21,900	1,796,676
Endo International PLC (a)	4,626	284,406

Company	Shares	U.S. $ Value
GlaxoSmithKline PLC	129,412	$2,630,053
Hisamitsu Pharmaceutical Co., Inc.	1,500	64,090
Johnson & Johnson	62,200	6,297,128
Kyowa Hakko Kirin Co., Ltd.	6,000	105,611
Mallinckrodt PLC (a)	2,605	176,906
Merck & Co., Inc.	63,250	3,352,882
Merck KGaA	3,477	355,447
Mitsubishi Tanabe Pharma Corp.	6,000	104,826
Mylan NV (a)	9,200	471,960
Novartis AG (REG)	61,191	5,220,335
Novo Nordisk A/S-Class B	50,578	2,782,094
Ono Pharmaceutical Co., Ltd.	2,200	351,799
Orion Oyj-Class B	2,784	92,859
Otsuka Holdings Co., Ltd.	10,366	343,535
Perrigo Co. PLC (b)	3,339	498,813
Pfizer, Inc.	138,507	4,538,874
Roche Holding AG	18,690	5,006,321
Sanofi	31,588	2,807,359
Santen Pharmaceutical Co., Ltd.	9,900	157,140
Shionogi & Co., Ltd.	8,000	352,574
Shire PLC	15,702	1,093,128
Sumitomo Dainippon Pharma Co., Ltd. (b)	4,200	50,486
Taisho Pharmaceutical Holdings Co., Ltd.	838	56,740
Takeda Pharmaceutical Co., Ltd.	21,000	1,021,855
Teva Pharmaceutical Industries Ltd.	22,901	1,442,613
UCB SA	3,418	304,967
Zoetis, Inc.	10,264	479,329

		54,549,405

		98,623,850

Consumer Discretionary - 8.3%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	5,100	204,327
BorgWarner, Inc.	5,000	213,450
Bridgestone Corp.	17,300	616,208
Cie Generale des Etablissements Michelin-Class B	4,977	498,446
Continental AG	2,943	709,015
Delphi Automotive PLC	6,371	559,884
Denso Corp.	13,000	620,202
GKN PLC	43,711	197,695
Goodyear Tire & Rubber Co. (The)	6,050	211,024
Johnson Controls, Inc.	14,600	671,600
Koito Manufacturing Co., Ltd.	3,000	121,720
NGK Spark Plug Co., Ltd.	5,000	136,220
NHK Spring Co., Ltd.	4,000	41,121
NOK Corp.	2,600	70,105
Nokian Renkaat Oyj	3,009	117,875
Stanley Electric Co., Ltd.	3,800	84,073
Sumitomo Electric Industries Ltd.	20,100	286,014
Sumitomo Rubber Industries Ltd.	4,500	60,819
Toyoda Gosei Co., Ltd.	1,700	40,420
Toyota Industries Corp.	4,400	233,339
Valeo SA	2,114	326,821
Yokohama Rubber Co., Ltd. (The)	2,500	43,019

		6,063,397

Company	Shares	U.S. $ Value
Automobiles - 1.4%
Bayerische Motoren Werke AG	8,834	$962,076
Bayerische Motoren Werke AG (Preference Shares)	1,500	125,549
Daihatsu Motor Co., Ltd. (b)	5,000	64,875
Daimler AG (REG)	25,614	2,286,401
Fiat Chrysler Automobiles NV (a)	23,926	341,565
Ford Motor Co.	87,500	1,253,875
Fuji Heavy Industries Ltd.	16,000	662,043
General Motors Co.	32,365	1,171,613
Harley-Davidson, Inc.	4,600	225,032
Honda Motor Co., Ltd.	43,400	1,416,841
Isuzu Motors Ltd.	15,500	174,324
Mazda Motor Corp.	14,400	299,374
Mitsubishi Motors Corp.	16,300	145,126
Nissan Motor Co., Ltd.	66,100	706,017
Peugeot SA (a)	11,508	205,284
Porsche Automobil Holding SE (Preference Shares)	4,120	215,731
Renault SA	5,150	518,768
Suzuki Motor Corp.	9,700	298,255
Toyota Motor Corp.	72,800	4,530,789
Volkswagen AG	942	140,233
Volkswagen AG (Preference Shares)	4,336	600,999
Yamaha Motor Co., Ltd.	7,000	170,892

		16,515,662

Distributors - 0.0%
Genuine Parts Co.	3,440	311,767
Jardine Cycle & Carriage Ltd.	3,000	68,001

		379,768

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	1,800	45,659
H&R Block, Inc.	5,250	192,623

		238,282

Hotels, Restaurants & Leisure - 1.0%
Accor SA	5,581	235,313
Aristocrat Leisure Ltd.	14,331	98,107
Carnival Corp.	10,350	522,985
Carnival PLC	4,980	259,349
Chipotle Mexican Grill, Inc.-Class A (a)	750	434,662
Compass Group PLC	44,377	771,592
Crown Resorts Ltd.	9,668	81,099
Darden Restaurants, Inc.	3,450	193,786
Flight Centre Travel Group Ltd. (b)	1,468	38,143
Galaxy Entertainment Group Ltd.	61,700	181,006
Genting Singapore PLC	160,000	86,132
InterContinental Hotels Group PLC	6,337	243,305
Marriott International, Inc./MD-Class A	4,450	315,549
McDonald’s Corp.	21,150	2,414,484
McDonald’s Holdings Co. Japan Ltd.	1,800	43,730
Merlin Entertainments PLC (e)	18,877	116,251
MGM China Holdings Ltd.	23,500	31,048
Oriental Land Co., Ltd./Japan	5,400	307,224
Royal Caribbean Cruises Ltd.	3,824	354,141
Sands China Ltd.	63,300	212,851

Company	Shares	U.S. $ Value
Shangri-La Asia Ltd.	32,000	$29,958
SJM Holdings Ltd.	51,500	37,816
Sodexo SA	2,503	247,218
Starbucks Corp.	33,300	2,044,287
Starwood Hotels & Resorts Worldwide, Inc.	3,800	272,992
Tabcorp Holdings Ltd.	21,691	71,577
Tatts Group Ltd.	37,618	112,950
TUI AG	12,089	200,546
Whitbread PLC	4,880	334,119
William Hill PLC	23,023	123,963
Wyndham Worldwide Corp.	2,600	197,392
Wynn Macau Ltd. (b)	39,800	49,831
Wynn Resorts Ltd. (b)	1,850	116,125
Yum! Brands, Inc.	9,700	703,347

		11,482,878

Household Durables - 0.4%
Barratt Developments PLC	26,388	238,704
Casio Computer Co., Ltd. (b)	5,400	119,060
DR Horton, Inc.	7,250	234,248
Electrolux AB-Class B	6,386	187,161
Garmin Ltd. (b)	2,580	97,653
Harman International Industries, Inc.	1,600	165,056
Husqvarna AB-Class B	10,962	71,371
Iida Group Holdings Co., Ltd.	3,916	76,148
Leggett & Platt, Inc.	3,000	139,800
Lennar Corp.-Class A	3,850	197,159
Mohawk Industries, Inc. (a)	1,500	286,080
Newell Rubbermaid, Inc.	6,000	267,960
Nikon Corp. (b)	9,000	120,918
Panasonic Corp.	58,700	663,870
Persimmon PLC (a)	8,256	237,979
PulteGroup, Inc.	7,150	139,282
Rinnai Corp.	1,000	89,564
Sekisui Chemical Co., Ltd.	11,000	131,212
Sekisui House Ltd.	16,000	270,721
Sharp Corp./Japan (a)(b)	38,000	38,860
Sony Corp.	31,100	805,803
Taylor Wimpey PLC	86,547	253,520
Techtronic Industries Co., Ltd.	36,500	148,741
Whirlpool Corp.	1,750	284,410

		5,265,280

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	8,670	5,763,816
Expedia, Inc.	2,240	275,766
Netflix, Inc. (a)	9,620	1,186,435
Priceline Group, Inc. (The) (a)	1,210	1,511,108
Rakuten, Inc.	21,208	267,595
TripAdvisor, Inc. (a)	2,550	210,044

		9,214,764

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	4,700	104,771
Hasbro, Inc.	2,550	186,380
Mattel, Inc. (b)	7,550	187,693

Company	Shares	U.S. $ Value
Sankyo Co., Ltd.	1,300	$51,461
Sega Sammy Holdings, Inc.	4,900	52,941
Shimano, Inc.	2,100	312,384
Yamaha Corp.	4,500	113,172

		1,008,802

Media - 1.7%
Altice NV-Class A (a)	6,996	107,178
Altice NV-Class B (a)	2,332	36,269
Axel Springer SE	1,185	66,044
Cablevision Systems Corp.-Class A	4,900	149,450
CBS Corp.-Class B	9,900	499,752
Comcast Corp.-Class A	47,469	2,888,963
Comcast Corp. - Special Class A (b)	7,824	477,577
Dentsu, Inc.	5,800	325,627
Discovery Communications, Inc.-Class A (a)(b)	3,350	104,319
Discovery Communications, Inc.-Class C (a)	5,700	168,606
Eutelsat Communications SA	4,529	135,104
Hakuhodo DY Holdings, Inc.	6,200	66,655
Interpublic Group of Cos., Inc. (The)	9,150	210,450
ITV PLC	101,892	415,656
JCDecaux SA	2,085	77,305
Kabel Deutschland Holding AG	588	71,846
Lagardere SCA	3,133	92,396
News Corp.-Class A	8,475	121,616
News Corp.-Class B	2,352	34,010
Numericable-SFR SAS (a)	2,577	110,237
Omnicom Group, Inc.	5,450	402,864
Pearson PLC	21,742	270,631
ProSiebenSat.1 Media SE	5,808	304,366
Publicis Groupe SA	5,001	315,378
REA Group Ltd.	1,399	50,577
RELX NV	27,096	468,634
RELX PLC	29,923	539,752
RTL Group SA (London) (a)	1,028	90,107
Scripps Networks Interactive, Inc.-Class A	2,100	119,280
SES SA	8,532	236,678
Singapore Press Holdings Ltd. (b)	42,000	119,632
Sky PLC	27,524	458,154
TEGNA, Inc.	5,050	142,663
Telenet Group Holding NV (a)	1,473	80,412
Time Warner Cable, Inc.-Class A	6,400	1,182,528
Time Warner, Inc.	18,300	1,280,634
Toho Co., Ltd./Tokyo	3,000	79,827
Twenty-First Century Fox, Inc.-Class A	27,364	807,512
Twenty-First Century Fox, Inc.-Class B	9,607	287,730
Viacom, Inc.-Class B	7,800	388,362
Vivendi SA	30,595	642,666
Walt Disney Co. (The)	34,888	3,958,741
Wolters Kluwer NV	8,014	276,698
WPP PLC	34,858	805,592

		19,468,478

Multiline Retail - 0.3%
Dollar General Corp.	6,630	433,668
Dollar Tree, Inc. (a)	5,217	393,675
Don Quijote Holdings Co., Ltd.	3,200	126,794

Company	Shares	U.S. $ Value
Harvey Norman Holdings Ltd.	14,771	$43,482
Isetan Mitsukoshi Holdings Ltd.	9,400	143,620
J Front Retailing Co., Ltd.	6,000	99,262
Kohl’s Corp.	4,360	205,487
Macy’s, Inc.	7,360	287,629
Marks & Spencer Group PLC	43,813	331,296
Marui Group Co., Ltd.	6,300	93,598
Next PLC	3,864	460,697
Nordstrom, Inc.	3,070	172,872
Ryohin Keikaku Co., Ltd.	637	137,473
Takashimaya Co., Ltd.	7,392	67,426
Target Corp.	14,120	1,023,700

		4,020,679

Specialty Retail - 1.3%
ABC-Mart, Inc.	700	38,076
Advance Auto Parts, Inc.	1,658	269,806
AutoNation, Inc. (a)	1,730	110,582
AutoZone, Inc. (a)	710	556,477
Bed Bath & Beyond, Inc. (a)	3,800	207,176
Best Buy Co., Inc.	6,840	217,375
CarMax, Inc. (a)	4,670	267,591
Dixons Carphone PLC	26,036	190,004
Dufry AG (REG) (a)	1,163	139,038
Fast Retailing Co., Ltd.	1,500	605,578
GameStop Corp.-Class A (b)	2,360	82,671
Gap, Inc. (The)	5,290	141,402
Hennes & Mauritz AB-Class B	25,329	937,963
Hikari Tsushin, Inc.	500	35,958
Home Depot, Inc. (The)	28,840	3,861,099
Industria de Diseno Textil SA	29,106	1,045,382
Kingfisher PLC	62,036	329,865
L Brands, Inc.	5,750	548,607
Lowe’s Cos., Inc.	20,740	1,588,684
Nitori Holdings Co., Ltd.	2,000	164,821
O’Reilly Automotive, Inc. (a)	2,230	588,430
Ross Stores, Inc.	9,220	479,532
Sanrio Co., Ltd. (b)	1,300	31,070
Shimamura Co., Ltd.	600	73,207
Signet Jewelers Ltd.	1,856	243,860
Sports Direct International PLC (a)	7,149	78,671
Staples, Inc.	14,440	174,291
Tiffany & Co.	2,470	196,810
TJX Cos., Inc. (The)	15,120	1,067,472
Tractor Supply Co.	3,023	270,105
Urban Outfitters, Inc. (a)	2,130	47,712
USS Co., Ltd.	5,830	92,812
Yamada Denki Co., Ltd.	17,990	81,112

		14,763,239

Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	5,617	542,523
Asics Corp.	4,000	91,678
Burberry Group PLC	11,776	220,717
Christian Dior SE (b)	1,473	269,214
Cie Financiere Richemont SA	13,914	1,039,660
Coach, Inc.	6,200	196,974

Company	Shares	U.S. $ Value
Fossil Group, Inc. (a)(b)	879	$33,815
Hanesbrands, Inc.	8,995	275,877
Hermes International	703	247,377
HUGO BOSS AG	1,780	153,842
Kering	2,040	352,446
Li & Fung Ltd.	154,000	105,946
Luxottica Group SpA	4,513	301,506
LVMH Moet Hennessy Louis Vuitton SE (b)	7,440	1,246,291
Michael Kors Holdings Ltd. (a)	4,310	185,416
NIKE, Inc.-Class B	15,200	2,010,656
Pandora A/S	3,111	368,209
PVH Corp.	1,861	169,891
Ralph Lauren Corp.	1,350	167,683
Swatch Group AG (The)	832	291,727
Swatch Group AG (The) (REG)	1,318	86,793
Under Armour, Inc.-Class A (a)(b)	4,075	351,346
VF Corp.	7,600	491,720
Yue Yuen Industrial Holdings Ltd.	19,500	70,096

		9,271,403

		97,692,632

Industrials - 7.6%
Aerospace & Defense - 1.3%
Airbus Group SE	15,665	1,130,815
BAE Systems PLC	83,502	649,466
Boeing Co. (The)	14,400	2,094,480
Cobham PLC	30,287	138,330
Finmeccanica SpA (a)	10,743	155,400
General Dynamics Corp.	6,800	995,928
Honeywell International, Inc.	17,550	1,824,322
L-3 Communications Holdings, Inc.	1,800	220,338
Lockheed Martin Corp.	6,000	1,314,960
Meggitt PLC	21,168	123,447
Northrop Grumman Corp.	4,200	782,712
Precision Castparts Corp.	3,150	729,351
Raytheon Co.	6,850	849,606
Rockwell Collins, Inc.	2,950	273,406
Rolls-Royce Holdings PLC (a)	49,432	450,980
Safran SA (b)	7,766	569,246
Singapore Technologies Engineering Ltd.	41,000	83,044
Textron, Inc.	6,200	264,554
Thales SA (b)	2,751	204,720
United Technologies Corp.	18,650	1,791,333
Zodiac Aerospace	5,366	145,318

		14,791,756

Air Freight & Logistics - 0.4%
Bollore SA	23,041	105,960
CH Robinson Worldwide, Inc.	3,150	212,405
Deutsche Post AG (REG)	25,833	752,248
Expeditors International of Washington, Inc.	4,250	206,295
FedEx Corp.	5,950	943,313
Kuehne & Nagel International AG (REG)	1,470	198,507
Royal Mail PLC	17,290	126,444
TNT Express NV	13,124	106,866
United Parcel Service, Inc.-Class B	15,700	1,617,257
Yamato Holdings Co., Ltd.	9,300	$177,586

		4,446,881

Company	Shares	U.S. $ Value
Airlines - 0.3%
American Airlines Group, Inc.	14,108	582,096
ANA Holdings, Inc.	30,000	84,450
Cathay Pacific Airways Ltd.	31,000	54,750
Delta Air Lines, Inc.	17,883	830,844
Deutsche Lufthansa AG (REG) (a)	6,120	87,598
easyJet PLC	4,213	104,780
International Consolidated Airlines Group SA (a)(b)	21,707	184,633
Japan Airlines Co., Ltd.	3,278	112,008
Qantas Airways Ltd. (a)	13,640	35,753
Ryanair Holdings PLC (ADR)	799	61,443
Singapore Airlines Ltd.	14,000	100,790
Southwest Airlines Co.	14,750	676,730
United Continental Holdings, Inc. (a)	8,475	472,312

		3,388,187

Building Products - 0.2%
Allegion PLC	2,100	141,141
Asahi Glass Co., Ltd.	25,000	147,073
Assa Abloy AB-Class B	26,607	565,048
Cie de Saint-Gobain	12,705	560,594
Daikin Industries Ltd.	6,300	441,923
Geberit AG (REG)	1,018	340,259
LIXIL Group Corp.	7,100	165,927
Masco Corp.	7,700	230,307
TOTO Ltd.	3,500	120,905

		2,713,177

Commercial Services & Supplies - 0.3%
ADT Corp. (The) (b)	3,750	133,012
Aggreko PLC	6,798	102,882
Babcock International Group PLC	6,668	107,509
Brambles Ltd.	41,665	326,857
Cintas Corp.	2,050	187,759
Dai Nippon Printing Co., Ltd.	15,000	146,619
Edenred	5,573	115,496
G4S PLC	41,274	141,044
ISS A/S	3,951	137,786
Park24 Co., Ltd.	2,500	50,854
Pitney Bowes, Inc.	4,450	96,120
Republic Services, Inc.-Class A	5,400	237,222
Secom Co., Ltd.	5,600	383,663
Securitas AB-Class B	8,312	126,714
Societe BIC SA	790	129,893
Stericycle, Inc. (a)	1,950	235,404
Toppan Printing Co., Ltd.	13,000	114,050
Tyco International PLC	9,400	331,914
Waste Management, Inc.	9,400	505,438

		3,610,236

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	5,023	163,550
Boskalis Westminster	2,300	102,275
Bouygues SA	5,365	201,655

Company	Shares	U.S. $ Value
CIMIC Group Ltd.	2,696	$48,718
Ferrovial SA	11,867	280,793
Fluor Corp.	3,200	155,520
Jacobs Engineering Group, Inc. (a)	2,750	121,385
JGC Corp.	5,864	99,934
Kajima Corp.	22,000	120,839
Obayashi Corp.	17,000	157,126
Quanta Services, Inc. (a)	3,600	79,380
Shimizu Corp.	15,000	125,900
Skanska AB-Class B	10,087	200,459
Taisei Corp.	27,000	166,485
Vinci SA	12,569	816,497

		2,840,516

Electrical Equipment - 0.5%
ABB Ltd. (REG) (a)	58,497	1,107,479
Alstom SA (a)	5,736	178,156
AMETEK, Inc.	5,439	307,086
Eaton Corp. PLC	10,509	611,203
Emerson Electric Co.	14,700	735,000
First Solar, Inc. (a)	1,650	93,242
Fuji Electric Co., Ltd.	14,000	64,491
Legrand SA	7,051	414,434
Mabuchi Motor Co., Ltd.	1,300	74,853
Mitsubishi Electric Corp.	51,000	564,406
Nidec Corp.	5,800	448,356
OSRAM Licht AG	2,362	99,492
Prysmian SpA	5,189	113,351
Rockwell Automation, Inc.	3,050	324,642
Schneider Electric SE (Paris)	14,772	933,221
Vestas Wind Systems A/S	5,948	387,230

		6,456,642

Industrial Conglomerates - 1.3%
3M Co.	14,050	2,199,949
CK Hutchison Holdings Ltd.	75,304	982,462
Danaher Corp.	13,350	1,286,806
General Electric Co.	212,279	6,355,633
Keihan Electric Railway Co., Ltd.	13,000	86,696
Keppel Corp., Ltd.	38,000	176,162
Koninklijke Philips NV	24,868	678,473
NWS Holdings Ltd.	39,000	55,179
Roper Technologies, Inc.	2,300	445,027
Seibu Holdings, Inc.	3,175	67,032
Sembcorp Industries Ltd.	26,000	59,848
Siemens AG (REG)	21,093	2,191,131
Smiths Group PLC	10,470	162,666
Toshiba Corp. (a)	107,000	261,452

		15,008,516

Industrial Warehouse Distribution - 0.3%
Ascendas Real Estate Investment Trust	151,350	256,196
Daiwa House REIT Investment Corp.	20	79,247
DCT Industrial Trust, Inc.	4,340	165,658
EastGroup Properties, Inc.	1,613	93,893
First Industrial Realty Trust, Inc.	5,400	123,390
GLP J-Reit	102	99,520

Company	Shares	U.S. $ Value
Hansteen Holdings PLC (b)	33,863	$59,880
Industrial & Infrastructure Fund Investment Corp. (b)	23	102,731
Japan Logistics Fund, Inc.	63	120,721
Mapletree Industrial Trust	60,412	64,885
Mapletree Logistics Trust	72,155	51,393
Nippon Prologis REIT, Inc.	112	196,249
Prologis, Inc.	37,575	1,606,331
Pure Industrial Real Estate Trust	9,350	31,506
Rexford Industrial Realty, Inc.	2,650	42,692
Segro PLC	56,372	374,201
STAG Industrial, Inc.	3,335	68,034
Terreno Realty Corp.	2,100	47,565
Tritax Big Box REIT PLC	33,450	65,493
Warehouses De Pauw CVA	711	56,884

		3,706,469

Machinery - 1.1%
Alfa Laval AB	7,811	144,270
Amada Holdings Co., Ltd.	9,000	88,624
ANDRITZ AG	2,075	108,812
Atlas Copco AB-Class A	17,826	477,207
Atlas Copco AB-Class B	10,359	255,990
Caterpillar, Inc.	13,550	984,407
CNH Industrial NV	25,062	184,174
Cummins, Inc.	3,750	376,387
Deere & Co.	6,950	553,011
Dover Corp.	3,500	230,650
FANUC Corp.	5,500	980,305
Flowserve Corp.	3,000	138,720
GEA Group AG	4,855	201,019
Hino Motors Ltd.	7,000	85,156
Hitachi Construction Machinery Co., Ltd. (b)	2,900	45,543
IHI Corp.	37,000	96,827
Illinois Tool Works, Inc.	7,400	695,452
IMI PLC	7,238	103,883
Ingersoll-Rand PLC	5,900	346,153
JTEKT Corp.	5,500	101,595
Kawasaki Heavy Industries Ltd.	37,000	147,106
Komatsu Ltd.	24,800	410,752
Kone Oyj-Class B	8,416	358,533
Kubota Corp.	30,000	500,614
Kurita Water Industries Ltd.	2,900	62,474
Makita Corp.	3,200	181,557
MAN SE	936	92,804
Melrose Industries PLC (a)	26,474	115,618
Metso Oyj	2,994	74,240
Minebea Co., Ltd.	8,000	87,756
Mitsubishi Heavy Industries Ltd.	80,000	409,259
Nabtesco Corp.	3,000	62,725
NGK Insulators Ltd.	7,000	162,230
NSK Ltd.	12,000	151,007
PACCAR, Inc.	7,950	413,082
Parker-Hannifin Corp.	3,100	324,446
Pentair PLC	3,984	225,893
Sandvik AB	28,303	292,726
Schindler Holding AG	1,210	199,025
Schindler Holding AG (REG)	565	92,630
Sembcorp Marine Ltd. (b)	22,000	32,084

Company	Shares	U.S. $ Value
SKF AB-Class B	10,511	$183,014
SMC Corp./Japan	1,500	397,836
Snap-on, Inc.	1,350	232,416
Stanley Black & Decker, Inc.	3,450	376,602
Sulzer AG (REG)	637	66,465
Sumitomo Heavy Industries Ltd.	14,000	66,373
THK Co., Ltd.	3,200	63,812
Volvo AB-Class B	40,579	418,894
Wartsila Oyj Abp	3,927	176,328
Weir Group PLC (The)	5,659	102,324
Xylem, Inc./NY	4,050	151,146
Yangzijiang Shipbuilding Holdings Ltd.	51,000	39,731
Zardoya Otis SA (b)	4,618	55,812

		12,925,499

Marine - 0.1%
AP Moeller-Maersk A/S-Class A	105	157,140
AP Moeller-Maersk A/S-Class B	192	292,250
Mitsui OSK Lines Ltd.	30,000	78,231
Nippon Yusen KK	42,000	109,287

		636,908

Mixed Office Industrial - 0.1%
Goodman Group	132,535	583,839
Green REIT PLC	32,650	52,516
Intervest Offices & Warehouses NV	650	15,840
Kungsleden AB	8,974	64,225

		716,420

Professional Services - 0.3%
Adecco SA (REG) (a)	4,522	309,378
Bureau Veritas SA	7,055	145,266
Capita PLC	17,497	335,307
Dun & Bradstreet Corp. (The)	850	91,621
Equifax, Inc.	2,700	301,050
Experian PLC	26,362	489,071
Intertek Group PLC	4,284	182,406
Nielsen Holdings PLC	8,238	384,550
Randstad Holding NV	3,402	212,893
Recruit Holdings Co., Ltd.	3,821	119,330
Robert Half International, Inc.	3,000	153,540
SEEK Ltd.	8,583	85,913
SGS SA (REG)	146	279,294
Verisk Analytics, Inc.-Class A (a)	3,490	261,575

		3,351,194

Road & Rail - 0.6%
Asciano Ltd.	25,946	160,009
Aurizon Holdings Ltd.	55,491	222,918
Central Japan Railway Co.	3,836	685,487
ComfortDelGro Corp., Ltd.	56,000	116,206
CSX Corp.	22,050	626,882
DSV A/S	4,778	185,583
East Japan Railway Co.	8,900	840,731
Hankyu Hanshin Holdings, Inc.	30,000	192,058
JB Hunt Transport Services, Inc.	2,082	162,896
Kansas City Southern	2,500	227,300
Keikyu Corp. (b)	12,000	97,208

Company	Shares	U.S. $ Value
Keio Corp.	15,000	$123,185
Keisei Electric Railway Co., Ltd.	7,000	84,132
Kintetsu Group Holdings Co., Ltd.	48,000	184,030
MTR Corp., Ltd. (c)(d)	38,500	178,177
Nagoya Railroad Co., Ltd.	23,000	92,670
Nippon Express Co., Ltd.	22,000	99,413
Norfolk Southern Corp.	6,750	641,655
Odakyu Electric Railway Co., Ltd. (b)	16,000	162,712
Ryder System, Inc.	1,200	79,152
Tobu Railway Co., Ltd.	27,000	131,636
Tokyu Corp.	29,000	225,309
Union Pacific Corp.	19,450	1,632,827
West Japan Railway Co.	4,381	276,691

		7,428,867

Trading Companies & Distributors - 0.4%
Ashtead Group PLC	13,317	219,674
Brenntag AG	4,102	223,692
Bunzl PLC	8,855	255,976
Fastenal Co. (b)	6,450	261,741
ITOCHU Corp.	42,000	511,635
Marubeni Corp.	43,000	237,957
Mitsubishi Corp.	36,700	617,397
Mitsui & Co., Ltd.	45,400	556,625
Noble Group Ltd. (b)	125,000	37,577
Rexel SA	7,767	106,288
Sumitomo Corp.	29,900	317,269
Toyota Tsusho Corp.	5,700	133,665
Travis Perkins PLC	6,701	205,080
United Rentals, Inc. (a)	2,150	169,141
Wolseley PLC	6,918	401,626
WW Grainger, Inc. (b)	1,350	270,729

		4,526,072

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	11,948	184,677
Aena SA (a)(e)	1,796	203,248
Aeroports de Paris	789	89,276
Atlantia SpA	10,961	288,983
Auckland International Airport Ltd.	25,335	88,045
Fraport AG Frankfurt Airport Services Worldwide	1,106	67,502
Groupe Eurotunnel SE (REG)	12,410	158,480
Hutchison Port Holdings Trust-Class U	143,000	77,180
Japan Airport Terminal Co., Ltd. (b)	1,200	60,716
Kamigumi Co., Ltd.	6,000	52,869
Mitsubishi Logistics Corp.	3,000	41,955
Sydney Airport	28,887	137,578
Transurban Group	53,757	402,869

		1,853,378

		88,400,718

Consumer Staples - 6.7%
Beverages - 1.6%
Anheuser-Busch InBev SA/NV	21,391	2,750,166
Asahi Group Holdings Ltd.	10,300	323,260
Brown-Forman Corp.-Class B	2,400	246,096

Company	Shares	U.S. $ Value
Carlsberg A/S-Class B	2,893	$245,330
Coca-Cola Amatil Ltd.	15,234	99,378
Coca-Cola Co. (The)	87,900	3,746,298
Coca-Cola Enterprises, Inc.	4,700	236,410
Coca-Cola HBC AG (a)	5,318	128,894
Constellation Brands, Inc.-Class A	3,850	540,001
Diageo PLC	66,921	1,919,376
Dr Pepper Snapple Group, Inc.	4,250	381,437
Heineken Holding NV	2,676	210,054
Heineken NV	6,180	547,925
Kirin Holdings Co., Ltd.	22,000	310,064
Molson Coors Brewing Co.-Class B	3,550	326,707
Monster Beverage Corp. (a)	3,460	534,951
PepsiCo, Inc.	33,050	3,310,288
Pernod Ricard SA	5,678	645,245
Remy Cointreau SA	644	45,607
SABMiller PLC (London)	25,789	1,563,647
Suntory Beverage & Food Ltd.	3,691	143,883
Treasury Wine Estates Ltd.	19,471	106,050

		18,361,067

Food & Staples Retailing - 1.2%
Aeon Co., Ltd.	17,400	270,061
Carrefour SA	14,663	451,918
Casino Guichard Perrachon SA	1,502	85,810
Colruyt SA	1,860	92,124
Costco Wholesale Corp.	9,850	1,589,987
CVS Health Corp.	25,000	2,352,250
Delhaize Group	2,776	277,938
Distribuidora Internacional de Alimentacion SA (a)(b)	16,453	103,837
FamilyMart Co., Ltd.	1,600	71,395
ICA Gruppen AB (b)	2,048	72,083
J Sainsbury PLC (b)	35,651	136,226
Jeronimo Martins SGPS SA	6,682	92,667
Koninklijke Ahold NV	23,907	520,326
Kroger Co. (The)	21,800	820,988
Lawson, Inc.	1,800	136,564
METRO AG	4,302	143,117
Seven & i Holdings Co., Ltd.	20,100	900,038
Sysco Corp.	12,350	507,585
Tesco PLC (a)	216,083	543,773
Wal-Mart Stores, Inc.	35,450	2,085,878
Walgreens Boots Alliance, Inc.	19,650	1,651,189
Wesfarmers Ltd.	29,973	823,699
Whole Foods Market, Inc.	7,950	231,743
Wm Morrison Supermarkets PLC	59,010	135,223
Woolworths Ltd.	33,602	573,267

		14,669,686

Food Products - 1.5%
Ajinomoto Co., Inc.	15,000	343,995
Archer-Daniels-Midland Co.	13,600	496,264
Aryzta AG (a)	2,316	108,644
Associated British Foods PLC	9,457	504,483
Barry Callebaut AG (REG) (a)(b)	59	61,286
Calbee, Inc.	1,933	80,045

Company	Shares	U.S. $ Value
Campbell Soup Co.	4,000	$208,960
Chocoladefabriken Lindt & Spruengli AG	26	156,816
Chocoladefabriken Lindt & Spruengli AG (REG)	3	216,674
ConAgra Foods, Inc.	9,700	397,021
Danone SA	15,414	1,077,874
General Mills, Inc.	13,400	773,984
Golden Agri-Resources Ltd. (b)	187,000	47,632
Hershey Co. (The)	3,250	280,508
Hormel Foods Corp.	3,000	224,760
JM Smucker Co. (The)	2,750	333,272
Kellogg Co.	5,700	391,989
Kerry Group PLC-Class A	4,267	343,957
Keurig Green Mountain, Inc.	2,694	141,166
Kikkoman Corp.	4,000	131,781
Kraft Heinz Co. (The)	13,300	980,077
McCormick & Co., Inc./MD	2,650	227,688
Mead Johnson Nutrition Co.-Class A	4,600	370,714
MEIJI Holdings Co., Ltd.	3,400	272,050
Mondelez International, Inc.-Class A	36,150	1,578,309
Nestle SA (REG)	85,785	6,358,316
NH Foods Ltd.	5,000	96,646
Nisshin Seifun Group, Inc.	5,500	86,387
Nissin Foods Holdings Co., Ltd.	1,700	86,347
Orkla ASA	21,684	175,880
Tate & Lyle PLC	12,363	109,668
Toyo Suisan Kaisha Ltd.	3,000	107,461
Tyson Foods, Inc.-Class A	6,750	337,500
WH Group Ltd. (a)(e)	155,800	80,721
Wilmar International Ltd.	51,000	103,081
Yakult Honsha Co., Ltd.	2,400	118,577
Yamazaki Baking Co., Ltd.	3,000	56,467

		17,467,000

Household Products - 0.9%
Clorox Co. (The)	2,950	366,685
Colgate-Palmolive Co.	20,200	1,326,736
Henkel AG & Co. KGaA	2,765	264,956
Henkel AG & Co. KGaA (Preference Shares)	4,772	541,131
Kimberly-Clark Corp.	8,200	977,030
Procter & Gamble Co. (The)	60,900	4,557,756
Reckitt Benckiser Group PLC	17,205	1,613,239
Svenska Cellulosa AB SCA-Class B	15,764	453,679
Unicharm Corp.	9,900	209,128

		10,310,340

Personal Products - 0.5%
Beiersdorf AG	2,676	248,782
Estee Lauder Cos., Inc. (The)-Class A	5,050	424,806
Kao Corp.	13,400	686,611
Kose Corp.	809	84,739
L’Oreal SA	6,719	1,188,325
Shiseido Co., Ltd.	9,600	229,386
Unilever NV	43,334	1,901,202
Unilever PLC	34,142	1,457,352

		6,221,203

Tobacco - 1.0%
Altria Group, Inc.	44,050	2,537,280
British American Tobacco PLC	49,589	2,885,828

Company	Shares	U.S. $ Value
Imperial Tobacco Group PLC	25,460	$1,375,196
Japan Tobacco, Inc.	29,262	1,048,011
Philip Morris International, Inc.	34,800	3,041,172
Reynolds American, Inc.	18,538	857,382
Swedish Match AB	5,362	184,710

		11,929,579

		78,958,875

Energy - 3.9%
Energy Equipment & Services - 0.5%
Amec Foster Wheeler PLC	10,254	67,179
Baker Hughes, Inc.	9,750	527,183
Cameron International Corp. (a)	4,250	290,233
Diamond Offshore Drilling, Inc. (b)	1,350	30,551
Ensco PLC-Class A	5,250	89,880
FMC Technologies, Inc. (a)	5,100	173,502
Halliburton Co.	19,150	763,127
Helmerich & Payne, Inc. (b)	2,350	136,888
National Oilwell Varco, Inc.	8,600	321,124
Petrofac Ltd.	6,887	85,432
Saipem SpA (a)(b)	7,029	60,666
Schlumberger Ltd.	28,450	2,194,917
Seadrill Ltd. (a)(b)	9,831	57,800
Subsea 7 SA (a)	6,999	55,480
Technip SA	2,791	145,928
Tenaris SA (b)	12,535	164,117
Transocean Ltd. (b)	7,665	110,069
Transocean Ltd. (Zurich) (b)	9,584	137,657
WorleyParsons Ltd. (b)	5,494	23,012

		5,434,745

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	11,450	685,855
Apache Corp.	8,500	418,030
BG Group PLC	90,828	1,406,930
BP PLC	485,288	2,804,688
Cabot Oil & Gas Corp.	9,250	174,177
Caltex Australia Ltd.	7,183	177,842
Chesapeake Energy Corp. (b)	11,550	60,869
Chevron Corp.	42,250	3,858,270
Cimarex Energy Co.	2,133	253,870
Columbia Pipeline Group, Inc.	7,100	136,107
ConocoPhillips	27,700	1,497,185
CONSOL Energy, Inc. (b)	5,050	39,794
Delek Group Ltd.	125	28,174
Devon Energy Corp.	8,650	397,986
Eni SpA	67,672	1,100,579
EOG Resources, Inc.	12,350	1,030,360
EQT Corp.	3,400	194,548
Exxon Mobil Corp.	93,703	7,651,787
Galp Energia SGPS SA	10,235	108,647
Hess Corp.	5,400	318,600
Idemitsu Kosan Co., Ltd.	2,300	38,084
Inpex Corp.	25,285	250,963
JX Holdings, Inc.	59,000	239,335
Kinder Morgan, Inc./DE	40,313	950,177

Company	Shares	U.S. $ Value
Koninklijke Vopak NV	1,867	$80,908
Lundin Petroleum AB (a)	5,907	94,224
Marathon Oil Corp.	15,200	266,152
Marathon Petroleum Corp.	12,000	700,920
Murphy Oil Corp.	3,600	102,888
Neste Oyj	3,403	97,943
Newfield Exploration Co. (a)	3,600	137,736
Noble Energy, Inc.	9,550	350,198
Occidental Petroleum Corp.	17,150	1,296,368
OMV AG	3,910	111,411
ONEOK, Inc.	4,700	138,556
Origin Energy Ltd.	45,936	185,600
Phillips 66	10,800	988,524
Pioneer Natural Resources Co.	3,350	484,912
Range Resources Corp. (b)	3,800	108,604
Repsol SA	27,427	356,714
Royal Dutch Shell PLC-Class A	103,602	2,570,931
Royal Dutch Shell PLC-Class B	64,919	1,615,012
Santos Ltd. (b)	40,986	118,708
Showa Shell Sekiyu KK	5,000	44,093
Southwestern Energy Co. (a)	8,550	77,036
Spectra Energy Corp.	15,050	394,310
Statoil ASA	29,626	456,071
Tesoro Corp.	2,800	322,476
TonenGeneral Sekiyu KK	7,000	67,593
TOTAL SA	56,941	2,819,627
Tullow Oil PLC (a)	23,528	69,464
Valero Energy Corp.	11,150	801,239
Williams Cos., Inc. (The)	15,250	557,540
Woodside Petroleum Ltd.	19,796	430,419

		39,669,034

		45,103,779

Materials - 2.8%
Chemicals - 1.8%
Air Liquide SA	9,177	1,118,911
Air Products & Chemicals, Inc.	4,350	595,472
Air Water, Inc.	4,000	64,927
Airgas, Inc.	1,550	214,210
Akzo Nobel NV	6,529	463,914
Arkema SA	1,794	129,115
Asahi Kasei Corp.	33,000	225,614
BASF SE	24,433	2,016,591
CF Industries Holdings, Inc.	5,200	239,928
Croda International PLC	3,605	155,643
Daicel Corp.	8,000	117,032
Dow Chemical Co. (The)	26,000	1,355,380
Eastman Chemical Co.	3,300	239,745
Ecolab, Inc.	6,000	714,960
EI du Pont de Nemours & Co.	20,300	1,367,002
EMS-Chemie Holding AG (REG)	218	88,877
Evonik Industries AG	2,480	84,555
FMC Corp.	3,000	128,910
FUCHS PETROLUB SE (Preference Shares)	1,884	89,072
Givaudan SA (REG) (a)	246	443,741
Hitachi Chemical Co., Ltd.	2,800	46,635
Incitec Pivot Ltd.	43,665	118,930
International Flavors & Fragrances, Inc.	1,850	222,019

Company	Shares	U.S. $ Value
Israel Chemicals Ltd.	13,528	$68,012
Israel Corp., Ltd. (The)	87	19,309
Johnson Matthey PLC	5,440	231,684
JSR Corp.	5,100	80,245
K&S AG (REG)	5,092	144,594
Kaneka Corp.	7,000	68,998
Kansai Paint Co., Ltd.	6,000	94,691
Koninklijke DSM NV	4,827	245,393
Kuraray Co., Ltd.	9,000	114,562
LANXESS AG	2,430	123,470
Linde AG	4,955	863,452
LyondellBasell Industries NV-Class A	8,340	799,139
Mitsubishi Chemical Holdings Corp.	36,000	235,750
Mitsubishi Gas Chemical Co., Inc.	10,000	54,102
Mitsui Chemicals, Inc.	21,000	87,411
Monsanto Co.	9,850	937,326
Mosaic Co. (The)	7,500	237,300
Nippon Paint Holdings Co., Ltd.	4,000	100,195
Nitto Denko Corp.	4,400	296,271
Novozymes A/S-Class B	6,354	305,084
OCI NV (a)	2,238	56,447
Orica Ltd. (b)	9,846	112,261
PPG Industries, Inc.	6,100	645,014
Praxair, Inc.	6,450	727,560
Sherwin-Williams Co. (The)	1,800	496,926
Shin-Etsu Chemical Co., Ltd.	11,000	622,180
Sika AG	58	196,436
Solvay SA	1,610	185,417
Sumitomo Chemical Co., Ltd.	39,000	223,602
Symrise AG	3,342	225,738
Syngenta AG (REG)	2,473	910,805
Taiyo Nippon Sanso Corp.	4,000	38,226
Teijin Ltd.	24,000	85,400
Toray Industries, Inc.	39,000	354,433
Umicore SA	2,533	104,696
Yara International ASA	4,806	222,254

		20,555,566

Construction Materials - 0.2%
Boral Ltd.	20,672	84,572
CRH PLC	21,681	636,693
Fletcher Building Ltd.	17,504	83,928
HeidelbergCement AG	3,803	302,288
Imerys SA	911	61,670
James Hardie Industries PLC	11,774	138,467
LafargeHolcim Ltd. (REG) (a)	11,134	594,756
Martin Marietta Materials, Inc.	1,498	235,785
Taiheiyo Cement Corp.	31,000	95,723
Vulcan Materials Co.	3,000	308,010

		2,541,892

Containers & Packaging - 0.1%
Amcor Ltd./Australia	32,032	312,508
Avery Dennison Corp.	2,050	135,218
Ball Corp.	3,050	211,731
Owens-Illinois, Inc. (a)	3,550	68,480
Rexam PLC	18,752	163,541
Sealed Air Corp.	4,600	208,656
Toyo Seikan Group Holdings Ltd.	4,300	84,551

Company	Shares	U.S. $ Value
WestRock Co.	5,810	$294,160

		1,478,845

Metals & Mining - 0.6%
Alcoa, Inc.	29,400	275,184
Alumina Ltd. (b)	63,695	51,659
Anglo American PLC	37,012	227,553
Antofagasta PLC	10,468	79,953
ArcelorMittal (Euronext Amsterdam) (b)	26,525	130,064
BHP Billiton Ltd.	84,972	1,129,878
BHP Billiton PLC	55,874	670,552
Boliden AB	7,260	132,975
Fortescue Metals Group Ltd. (b)	39,187	55,524
Freeport-McMoRan, Inc.	25,450	208,181
Fresnillo PLC	5,868	63,234
Glencore PLC (a)	295,867	430,780
Hitachi Metals Ltd.	6,000	77,812
Iluka Resources Ltd. (b)	11,138	46,264
JFE Holdings, Inc.	13,100	206,492
Kobe Steel Ltd.	82,000	95,838
Maruichi Steel Tube Ltd.	1,300	35,988
Mitsubishi Materials Corp.	29,000	102,346
Newcrest Mining Ltd. (a)	20,390	163,942
Newmont Mining Corp.	11,850	218,159
Nippon Steel & Sumitomo Metal Corp.	20,200	405,317
Norsk Hydro ASA	34,867	134,632
Nucor Corp.	7,150	296,368
Randgold Resources Ltd.	2,470	151,216
Rio Tinto Ltd.	11,568	385,190
Rio Tinto PLC	33,849	1,120,767
South32 Ltd. (a)	140,846	121,242
Sumitomo Metal Mining Co., Ltd.	13,000	146,602
ThyssenKrupp AG	9,786	207,874
voestalpine AG	2,976	96,780

		7,468,366

Paper & Forest Products - 0.1%
International Paper Co.	9,350	391,111
Mondi PLC	9,769	227,038
Oji Holdings Corp.	21,000	90,968
Stora Enso Oyj-Class R	14,610	144,068
UPM-Kymmene Oyj	14,324	272,977

		1,126,162

		33,170,831

Equity: Other - 2.6%
Diversified/Specialty - 2.0%
Activia Properties, Inc. (b)	34	139,762
Aedifica SA	627	41,728
Affine SA	300	5,182
Alexander’s, Inc.	105	42,076
Alexandria Real Estate Equities, Inc.	3,610	332,445
American Assets Trust, Inc.	1,900	75,639
American Homes 4 Rent-Class A	7,415	124,424
ANF Immobilier	372	8,489
Artis Real Estate Investment Trust	6,650	66,976

Company	Shares	U.S. $ Value
Azrieli Group	2,768	$106,462
Beni Stabili SpA SIIQ	52,707	39,744
BioMed Realty Trust, Inc.	10,043	235,709
British Land Co. PLC (The)	76,451	959,737
CA Immobilien Anlagen AG (a)	3,603	65,685
Canadian Real Estate Investment Trust	3,550	112,259
CapitaLand Ltd.	193,450	413,773
Chambers Street Properties	11,650	87,608
Champion REIT	116,700	59,671
Cheung Kong Property Holdings Ltd.	214,604	1,403,594
Cofinimmo SA	1,020	106,521
Conwert Immobilien Invest SE (a)(b)	3,044	42,775
Daejan Holdings PLC	255	23,633
Dexus Property Group	73,557	407,754
DIC Asset AG	1,650	15,481
Digital Realty Trust, Inc.	6,710	483,858
Dios Fastigheter AB	2,289	16,843
Duke Realty Corp.	17,008	346,113
DuPont Fabros Technology, Inc.	3,240	107,050
F&C Commercial Property Trust Ltd. (b)	26,033	53,049
Fastighets AB Balder-Class B (a)	4,550	95,936
Fonciere Des Regions	2,584	229,121
Forest City Enterprises, Inc.-Class A (a)	11,610	258,206
Fukuoka REIT Corp.	46	75,216
Gaming and Leisure Properties, Inc. (b)	4,300	116,917
Gecina SA	2,653	320,484
GPT Group (The)	134,263	447,570
Gramercy Property Trust, Inc.	2,700	64,503
Granite Real Estate Investment Trust (Toronto)	2,350	71,567
Great Portland Estates PLC	16,981	224,071
Grivalia Properties REIC AE	1,956	15,749
H&R Real Estate Investment Trust	13,656	219,445
Hamborner REIT AG	2,900	29,708
Hang Lung Properties Ltd.	168,900	398,907
Helical Bar PLC	4,750	32,501
Hemfosa Fastigheter AB	3,918	41,665
Henderson Land Development Co., Ltd.	80,902	498,985
Hispania Activos Inmobiliarios SA (a)	3,350	48,656
Hufvudstaden AB-Class A	5,480	75,792
Hulic Co., Ltd.	25,417	233,576
Hysan Development Co., Ltd.	46,250	195,047
Investors Real Estate Trust	6,167	50,384
Invincible Investment Corp.	100	60,079
Kerry Properties Ltd.	49,050	139,016
Kiwi Property Group Ltd.	62,581	56,971
Klovern AB-Class B	18,500	20,893
Land Securities Group PLC	59,854	1,109,625
Lar Espana Real Estate Socimi SA (b)	2,550	25,864
Lexington Realty Trust (b)	11,630	99,902
LondonMetric Property PLC	28,858	71,104
Mapletree Commercial Trust	64,700	59,336
Merlin Properties Socimi SA	15,971	198,885
Mitsubishi Estate Co., Ltd.	95,440	2,008,629
Mitsui Fudosan Co., Ltd.	71,040	1,792,939
Mobimo Holding AG (a)	326	69,458
Morguard Real Estate Investment Trust	1,650	17,483
Mori Trust Sogo Reit, Inc.	49	82,236
New World Development Co., Ltd.	407,200	406,391

Company	Shares	U.S. $ Value
Nomura Real Estate Holdings, Inc.	9,130	$178,791
Nomura Real Estate Master Fund, Inc. (a)	271	326,917
NSI NV	6,762	27,274
Orix JREIT, Inc.	110	143,837
Premier Investment Corp.	80	78,696
QTS Realty Trust, Inc.-Class A	1,750	73,885
Redefine International PLC/Isle of Man	48,800	38,954
Schroder Real Estate Investment Trust Ltd.	25,619	22,861
Select Income REIT	3,355	68,912
Silver Bay Realty Trust Corp.	1,650	25,954
Sino Land Co., Ltd.	228,810	336,336
Spirit Realty Capital, Inc.	20,776	204,020
Sponda Oyj	11,908	48,265
ST Modwen Properties PLC	8,673	56,567
Starwood Waypoint Residential Trust	1,850	43,752
STORE Capital Corp.	2,550	58,038
Sumitomo Realty & Development Co., Ltd.	30,990	942,157
Sun Hung Kai Properties Ltd.	128,150	1,588,080
Suntec Real Estate Investment Trust	182,500	198,282
Swire Properties Ltd.	88,900	256,841
Swiss Prime Site AG (a)	4,857	363,262
TLG Immobilien AG	2,476	45,773
Tokyu REIT, Inc.	19	23,134
Top REIT, Inc.	13	47,751
United Urban Investment Corp.	169	224,998
UOL Group Ltd.	35,350	152,857
VEREIT, Inc.	44,700	372,351
Wallenstam AB-Class B	9,750	79,581
Washington Real Estate Investment Trust (b)	3,334	91,718
Wharf Holdings Ltd. (The)	103,650	590,197
Wihlborgs Fastigheter AB	3,270	64,410
Winthrop Realty Trust	1,600	21,824
WP Carey, Inc.	4,359	269,691

		22,952,823

Health Care - 0.5%
Assura PLC	49,750	40,836
Care Capital Properties, Inc.	4,066	128,689
Chartwell Retirement Residences	8,500	84,017
Extendicare, Inc. (b)	4,300	31,684
HCP, Inc.	33,000	1,172,490
Healthcare Realty Trust, Inc.	4,960	134,862
Healthcare Trust of America, Inc.-Class A	6,275	163,840
LTC Properties, Inc.	1,750	74,602
Medical Properties Trust, Inc.	11,550	138,715
National Health Investors, Inc.	1,734	104,716
New Senior Investment Group, Inc.	3,950	36,459
Omega Healthcare Investors, Inc.	8,068	277,862
Physicians Realty Trust	3,500	56,035
Primary Health Properties PLC	20,780	34,035
Sabra Health Care REIT, Inc.	3,200	66,176
Senior Housing Properties Trust	11,730	169,498
Target Healthcare REIT Ltd.	7,000	11,438
Universal Health Realty Income Trust	679	35,777
Ventas, Inc.	23,847	1,271,999
Welltower, Inc.	25,220	1,593,652

		5,627,382

Company	Shares	U.S. $ Value
Triple Net - 0.1%
Agree Realty Corp.	828	$27,771
EPR Properties	2,857	160,106
Getty Realty Corp.	1,200	20,940
National Retail Properties, Inc.	6,635	255,182
Realty Income Corp. (b)	17,210	853,961

		1,317,960

		29,898,165

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	138,192	4,652,925
Bezeq The Israeli Telecommunication Corp., Ltd.	51,093	109,843
BT Group PLC	222,634	1,661,306
CenturyLink, Inc.	12,600	339,318
Deutsche Telekom AG (REG)	84,457	1,556,609
Elisa Oyj	3,776	140,539
Frontier Communications Corp.	26,240	130,938
HKT Trust & HKT Ltd.-Class SS	68,200	85,498
Iliad SA	714	159,213
Inmarsat PLC	11,926	200,243
Koninklijke KPN NV	85,196	323,887
Level 3 Communications, Inc. (a)	6,389	324,753
Nippon Telegraph & Telephone Corp.	20,000	742,376
Orange SA	49,173	848,955
PCCW Ltd.	109,000	64,544
Proximus SADP	4,038	133,237
Singapore Telecommunications Ltd.	212,000	573,841
Spark New Zealand Ltd.	46,441	102,009
Swisscom AG (REG)	689	339,291
TDC A/S	20,937	109,785
Telecom Italia SpA (ordinary shares) (a)(b)	267,121	345,045
Telecom Italia SpA (savings shares)	160,303	184,424
Telefonica Deutschland Holding AG (b)	15,739	88,362
Telefonica SA	118,428	1,457,564
Telenor ASA	20,084	349,119
TeliaSonera AB	69,112	339,663
Telstra Corp., Ltd.	113,543	439,014
TPG Telecom Ltd.	7,390	55,079
Verizon Communications, Inc.	91,270	4,148,221

		20,005,601

Wireless Telecommunication Services - 0.5%
KDDI Corp.	46,528	1,154,107
Millicom International Cellular SA	1,756	103,190
NTT DOCOMO, Inc.	40,640	768,615
SoftBank Group Corp.	25,600	1,357,813
StarHub Ltd. (b)	16,000	41,127
Tele2 AB-Class B	8,468	86,075
Vodafone Group PLC	705,240	2,373,374

		5,884,301

		25,889,902

Utilities - 2.0%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	10,950	613,309

Company	Shares	U.S. $ Value
AusNet Services	44,949	$48,826
Cheung Kong Infrastructure Holdings Ltd. (b)	16,000	139,778
Chubu Electric Power Co., Inc.	17,100	235,922
Chugoku Electric Power Co., Inc. (The)	7,900	101,198
CLP Holdings Ltd.	50,000	417,130
Contact Energy Ltd.	8,742	28,684
Duke Energy Corp.	15,408	1,044,046
Edison International	7,250	430,360
EDP-Energias de Portugal SA	61,603	205,237
Electricite de France SA (b)	6,419	95,603
Endesa SA	8,422	174,073
Enel SpA	187,607	826,316
Entergy Corp.	4,050	269,852
Eversource Energy	7,100	361,745
Exelon Corp.	19,332	527,957
FirstEnergy Corp.	9,450	296,635
Fortum Oyj	11,791	171,951
Hokuriku Electric Power Co.	4,500	61,484
Iberdrola SA	144,451	1,010,790
Kansai Electric Power Co., Inc. (The) (a)	18,700	209,306
Kyushu Electric Power Co., Inc. (a)	11,300	118,376
Mighty River Power Ltd.	18,520	35,376
NextEra Energy, Inc.	10,300	1,028,558
Pepco Holdings, Inc.	5,650	145,036
Pinnacle West Capital Corp.	2,500	158,400
Power Assets Holdings Ltd.	36,500	324,989
PPL Corp.	15,050	512,302
Red Electrica Corp. SA	2,873	246,226
Shikoku Electric Power Co., Inc.	4,700	67,270
Southern Co. (The)	20,350	906,389
SSE PLC	26,274	566,730
Terna Rete Elettrica Nazionale SpA (b)	40,101	197,256
Tohoku Electric Power Co., Inc.	12,000	140,924
Tokyo Electric Power Co., Inc. (a)	38,400	235,246
Xcel Energy, Inc.	11,300	402,958

		12,356,238

Gas Utilities - 0.2%
AGL Resources, Inc.	2,700	168,939
APA Group	29,642	190,261
Enagas SA	5,716	170,178
Gas Natural SDG SA	9,297	200,911
Hong Kong & China Gas Co., Ltd.	183,898	362,996
Osaka Gas Co., Ltd.	49,000	181,908
Snam SpA	55,873	283,623
Toho Gas Co., Ltd.	10,000	62,126
Tokyo Gas Co., Ltd.	61,000	291,495

		1,912,437

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	15,300	152,847
Electric Power Development Co., Ltd.	3,800	121,412
Enel Green Power SpA	44,329	93,547
Meridian Energy Ltd.	33,214	50,694
NRG Energy, Inc.	7,350	90,846

		509,346

Company	Shares	U.S. $ Value
Multi-Utilities - 0.7%
AGL Energy Ltd.	17,909	$213,631
Ameren Corp.	5,450	238,492
CenterPoint Energy, Inc.	9,650	163,568
Centrica PLC	131,613	431,820
CMS Energy Corp.	6,150	215,373
Consolidated Edison, Inc.	6,550	407,082
Dominion Resources, Inc./VA	13,300	896,021
DTE Energy Co.	4,050	325,985
E.ON SE	53,230	505,000
Engie SA	38,869	676,718
National Grid PLC	99,421	1,385,623
NiSource, Inc.	7,100	136,249
PG&E Corp.	10,950	577,393
Public Service Enterprise Group, Inc.	11,300	441,830
RWE AG	12,991	148,516
SCANA Corp.	3,150	186,291
Sempra Energy	5,300	525,919
Suez Environnement Co.	7,861	148,923
TECO Energy, Inc.	5,200	136,864
United Utilities Group PLC	18,101	263,397
Veolia Environnement SA	11,967	286,619
WEC Energy Group, Inc.	7,095	349,925

		8,661,239

Water Utilities - 0.0%
Severn Trent PLC	6,343	215,064

		23,654,324

Retail - 1.7%
Regional Mall - 0.7%
CapitaLand Mall Trust	191,550	258,173
CBL & Associates Properties, Inc.	8,390	109,657
General Growth Properties, Inc.	38,020	968,369
Macerich Co. (The)	10,840	847,146
Pennsylvania Real Estate Investment Trust (b)	3,260	70,286
Rouse Properties, Inc. (b)	1,750	28,175
Simon Property Group, Inc.	22,353	4,163,023
Taubman Centers, Inc.	3,000	215,610
Westfield Corp.	148,081	1,023,639
WP Glimcher, Inc.	9,058	95,562

		7,779,640

Shopping Center/Other Retail - 1.0%
Acadia Realty Trust	3,390	113,701
Aeon Mall Co., Ltd.	8,832	151,880
AEON REIT Investment Corp.	50	57,793
Brixmor Property Group, Inc.	8,627	216,624
BWP Trust	24,108	55,333
Capital & Counties Properties PLC	35,891	237,980
Cedar Realty Trust, Inc.	4,150	30,378
Charter Hall Retail REIT	16,280	47,808
Citycon Oyj (a)	19,330	49,310
Crombie Real Estate Investment Trust	3,800	37,077
DDR Corp.	15,070	256,944
Deutsche EuroShop AG	2,265	95,944
Development Securities PLC	6,163	21,140
Equity One, Inc.	3,206	87,299

Company	Shares	U.S. $ Value
Eurocommercial Properties NV	2,248	$95,220
Federal Realty Investment Trust	3,423	501,538
First Capital Realty, Inc.	4,430	64,985
Fortune Real Estate Investment Trust	65,000	65,390
Frontier Real Estate Investment Corp.	24	97,193
Hammerson PLC	59,527	546,905
Immobiliare Grande Distribuzione SIIQ SpA	14,984	15,637
Inland Real Estate Corp.	4,250	40,843
Intu Properties PLC (b)	70,614	343,983
Japan Retail Fund Investment Corp.	185	353,976
Kimco Realty Corp.	29,506	769,812
Kite Realty Group Trust	4,062	109,308
Klepierre	14,707	667,610
Link REIT	173,300	1,058,321
Mercialys SA (b)	2,040	43,908
Ramco-Gershenson Properties Trust	3,829	64,595
Regency Centers Corp.	4,612	310,757
Retail Opportunity Investments Corp.	4,835	88,432
Retail Properties of America, Inc.-Class A	11,650	178,245
RioCan Real Estate Investment Trust (Toronto)	15,662	299,647
Saul Centers, Inc.	647	35,993
Scentre Group	394,290	1,136,533
Shaftesbury PLC	13,733	192,972
Shopping Centres Australasia Property Group	35,650	54,033
Smart Real Estate Investment Trust	5,500	131,791
Tanger Factory Outlet Centers, Inc.	4,740	157,889
Unibail-Rodamco SE	7,503	1,927,313
Urban Edge Properties	4,410	105,796
Urstadt Biddle Properties, Inc.-Class A	1,300	26,026
Vastned Retail NV	910	40,871
Vicinity Centres	315,632	617,381
Weingarten Realty Investors	5,528	193,259
Wereldhave Belgium NV	100	10,898
Wereldhave NV	1,970	110,125

		11,916,396

		19,696,036

Residential - 1.3%
Multi-Family - 0.9%
ADLER Real Estate AG (a)	1,200	17,877
ADO Properties SA (a)(e)	1,178	30,493
Advance Residence Investment Corp.	46	97,983
Apartment Investment & Management Co.-Class A	11,220	427,594
AvalonBay Communities, Inc.	9,531	1,732,641
Boardwalk Real Estate Investment Trust	2,000	71,002
BUWOG AG (a)	2,508	50,075
Camden Property Trust	4,300	328,434
Canadian Apartment Properties REIT	5,850	116,303
Daiwa House Residential Investment Corp. (b)	33	67,355
Deutsche Wohnen AG	24,487	672,740
Equity LifeStyle Properties, Inc.	3,799	236,982
Equity Residential	25,950	2,071,329
Essex Property Trust, Inc.	4,698	1,084,252
Grainger PLC	20,265	74,716
Grand City Properties SA	3,950	81,267
Killam Properties, Inc.	2,600	20,773
LEG Immobilien AG (a)(b)	2,900	229,358

Company	Shares	U.S. $ Value
Mid-America Apartment Communities, Inc.	3,712	$328,735
Mirvac Group	281,270	377,988
Nippon Accommodations Fund, Inc.	24	81,925
Northview Apartment Real Estate Investment Trust	1,550	21,333
Post Properties, Inc.	2,700	159,192
Stockland	178,517	515,098
Sun Communities, Inc.	2,536	169,532
TAG Immobilien AG (b)	5,820	68,819
UDR, Inc.	12,930	477,246
UNITE Group PLC (The)	10,973	111,342
Vonovia SE	34,993	1,083,073

		10,805,457

Self Storage - 0.3%
Big Yellow Group PLC	7,054	84,660
CubeSmart	8,328	242,512
Extra Space Storage, Inc.	5,700	477,375
Public Storage	10,505	2,521,830
Safestore Holdings PLC	10,200	55,381
Sovran Self Storage, Inc.	1,798	180,681

		3,562,439

Student Housing - 0.1%
American Campus Communities, Inc.	5,570	225,028
Education Realty Trust, Inc.	2,343	86,340

		311,368

		14,679,264

Office - 0.9%
Allied Properties Real Estate Investment Trust	3,837	94,097
Allreal Holding AG (a)	480	59,904
alstria office REIT-AG (a)(b)	4,070	53,756
Befimmo SA	820	50,102
Boston Properties, Inc.	11,050	1,381,140
Brandywine Realty Trust	8,841	121,652
CapitaLand Commercial Trust Ltd.	153,050	141,911
Castellum AB	8,110	113,985
Columbia Property Trust, Inc.	6,150	154,119
Cominar Real Estate Investment Trust	8,305	93,345
Corporate Office Properties Trust	4,650	103,649
Cousins Properties, Inc.	10,439	102,615
Cromwell Property Group	72,126	53,153
Daiwa Office Investment Corp. (b)	19	93,711
Derwent London PLC	4,920	279,250
DO Deutsche Office AG	3,250	13,211
Douglas Emmett, Inc.	6,680	206,946
Dream Global Real Estate Investment Trust	4,650	29,074
Dream Office Real Estate Investment Trust	5,350	73,192
Empire State Realty Trust, Inc.-Class A	4,479	82,369
Entra ASA (e)	3,118	26,141
Equity Commonwealth (a)	6,374	176,050
Fabege AB	6,540	104,181
First Potomac Realty Trust	2,900	33,698
Franklin Street Properties Corp.	4,320	45,230
Government Properties Income Trust (b)	3,508	59,390

Company	Shares	U.S. $ Value
Hibernia REIT PLC	33,150	$48,719
Highwoods Properties, Inc.	4,630	201,683
Hongkong Land Holdings Ltd.	57,750	403,348
Hudson Pacific Properties, Inc.	3,600	103,212
ICADE	2,635	185,905
Inmobiliaria Colonial SA (a)	103,159	72,088
Investa Office Fund	27,910	77,705
Japan Excellent, Inc.	32	35,432
Japan Prime Realty Investment Corp.	60	206,946
Japan Real Estate Investment Corp.	96	456,468
Kenedix Office Investment Corp.-Class A	18	79,277
Keppel REIT	91,050	59,982
Kilroy Realty Corp.	4,554	303,888
Liberty Property Trust	7,380	250,182
Mack-Cali Realty Corp.	4,377	102,860
Mori Hills REIT Investment Corp.	48	61,553
New York REIT, Inc.	8,050	92,656
Nippon Building Fund, Inc.	105	495,820
Norwegian Property ASA (a)	12,167	12,250
NTT Urban Development Corp.	8,430	82,165
Paramount Group, Inc.	7,121	130,884
Parkway Properties, Inc./Md	3,950	67,466
Piedmont Office Realty Trust, Inc.-Class A	7,450	145,201
PS Business Parks, Inc.	990	87,536
PSP Swiss Property AG (REG) (a)	1,930	160,087
SL Green Realty Corp.	7,200	850,176
Technopolis Oyj	4,727	18,412
Tier REIT, Inc. (b)	2,300	35,995
Tokyo Tatemono Co., Ltd.	15,100	181,474
Vornado Realty Trust	12,360	1,195,953
Workspace Group PLC	5,747	82,605

		10,033,799

Lodging - 0.2%
Apple Hospitality REIT, Inc. (b)	8,200	159,900
Ashford Hospitality Trust, Inc.	4,660	32,760
CDL Hospitality Trusts	31,538	29,485
Chatham Lodging Trust	1,800	41,022
Chesapeake Lodging Trust	2,934	79,687
DiamondRock Hospitality Co.	9,920	110,410
FelCor Lodging Trust, Inc.	7,040	56,461
Hersha Hospitality Trust	1,985	46,866
Hospitality Properties Trust	7,460	207,164
Host Hotels & Resorts, Inc.	54,140	898,724
InnVest Real Estate Investment Trust	4,801	19,988
Japan Hotel REIT Investment Corp. (b)	110	80,099
LaSalle Hotel Properties	5,550	156,566
Pandox AB (a)	2,626	42,002
Pebblebrook Hotel Trust	3,550	113,068
RLJ Lodging Trust	6,450	157,380
Ryman Hospitality Properties, Inc.	2,410	130,959
Strategic Hotels & Resorts, Inc. (a)	13,558	191,981
Summit Hotel Properties, Inc.	4,100	54,653
Sunstone Hotel Investors, Inc.	10,281	150,925
Xenia Hotels & Resorts, Inc.	5,500	92,125

Company	Shares	U.S. $ Value
		$2,852,225

Total Common Stocks (cost $629,900,374)		804,905,535

INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
F&C UK Real Estate Investment Ltd.	11,560	$17,367
iShares Core MSCI Emerging Markets ETF JDR (b)	75,909	3,140,355
Medicx Fund Ltd.	17,825	22,685
Picton Property Income Ltd.	26,692	28,844
Standard Life Investment Property Income Trust Ltd.	14,212	18,034
UK Commercial Property Trust Ltd. (b)	30,153	37,693

Total Investment Companies (cost $3,499,083)		3,264,978

RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
Unione Di Banche, expiring 1/12/2016 (a)	23,987	0	^

Capital Markets - 0.0%
Credit Suisse Group AG, expiring 12/03/2015 (a)	40,625	24,876

		24,876

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Transurban Group, expiring 2/11/2016 (a)	2,829	1,228

Total Rights (cost $0)		26,104

PREFERRED STOCKS - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC 0.00% (a) (cost $7,065)	4,582,346	6,901

SHORT-TERM INVESTMENTS - 30.9%
Investment Companies - 27.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.16% (f)(g) (cost $323,655,090)	323,655,090	323,655,090

	Principal Amount (000)
U.S. TREASURY BILLS - 3.3%
U.S. Treasury Bill
Zero Coupon, 12/24/15 (h)	$10,000	9,999,361
Zero Coupon, 2/25/16 (i)	29,000	28,993,211

Total U.S. Treasury Bills (cost $38,992,572)		38,992,572

Company	Shares	U.S. $ Value
Total Short-Term Investments (cost $362,647,662)		$362,647,662

Total Investments Before Security Lending Collateral - 100.0% (cost $996,054,184)		1,170,851,180

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Exchange Reserves-Class I, 0.15% (f)(g) (cost $15,123,910)	15,123,910	15,123,910

Total Investments - 101.3% (cost $1,011,178,094) (j)		1,185,975,090
Other assets less liabilities - (1.3)%		(15,661,553)

Net Assets - 100.0%		$1,170,313,537

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DAX Index Futures	6	December 2015	$1,612,333	$1,803,293	$190,960
Mini MSCI EAFE Futures	27	December 2015	2,278,125	2,354,400	76,275
S&P 500 E Mini Futures	21	December 2015	2,173,388	2,183,790	10,402
S&P TSX 60 Index Futures	168	December 2015	19,865,977	19,909,154	43,177
TOPIX Index Futures	551	December 2015	64,588,727	70,810,885	6,222,158
Sold Contracts
EURO STOXX 50 Futures	333	December 2015	12,120,118	12,331,678	(211,560)
FTSE 100 Index Futures	565	December 2015	51,615,600	54,056,339	(2,440,739)
Hang Seng Index Futures	84	December 2015	12,240,406	11,867,981	372,425
S&P Mid 400 E Mini Futures	19	December 2015	2,561,962	2,774,190	(212,228)
SPI 200 Futures	249	December 2015	23,429,564	23,346,963	82,601

					$4,133,471

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	4,883	EUR	4,339	12/15/15	$(297,529)
Bank of America, NA	GBP	1,760	USD	2,682	3/18/16	31,045
Barclays Bank PLC	AUD	2,497	USD	1,781	12/15/15	(23,626)
Barclays Bank PLC	JPY	559,676	USD	4,545	12/15/15	(2,639)
Barclays Bank PLC	SEK	11,026	USD	1,267	12/15/15	2,478
Barclays Bank PLC	USD	9,238	JPY	1,106,008	12/15/15	(250,325)
BNP Paribas SA	USD	1,599	AUD	2,294	12/15/15	59,072
BNP Paribas SA	USD	2,391	CAD	3,141	12/15/15	(38,930)

Credit Suisse International	AUD	4,069	USD	2,854	12/15/15	$(86,393)
Credit Suisse International	USD	4,091	AUD	5,755	12/15/15	67,597
Credit Suisse International	AUD	14,267	USD	9,962	3/18/16	(301,386)
Deutsche Bank AG	AUD	2,421	USD	1,726	12/15/15	(23,945)
Deutsche Bank AG	US	D2,200	CHF	2,162	12/15/15	(96,715)
Deutsche Bank AG	USD	4,597	JPY	552,587	12/15/15	(106,301)
HSBC Bank USA	AUD	4,400	USD	3,097	12/15/15	(83,298)
HSBC Bank USA	USD	21,060	CAD	28,070	12/15/15	(41,073)
HSBC Bank USA	AUD	15,428	USD	10,808	3/18/16	(291,135)
JPMorgan Chase Bank	CHF	678	USD	723	12/15/15	63,928
JPMorgan Chase Bank	USD	3,769	AUD	5,338	12/15/15	89,133
JPMorgan Chase Bank	USD	74,291	JPY	8,983,876	12/15/15	(1,286,357)
Morgan Stanley & Co., Inc.	CAD	1,884	USD	1,441	12/15/15	30,353
Morgan Stanley & Co., Inc.	EUR	3,037	USD	3,364	12/15/15	154,472
Morgan Stanley & Co., Inc.	GBP	25,789	USD	40,429	12/15/15	1,587,896
Morgan Stanley & Co., Inc.	JPY	1,241,493	USD	10,226	12/15/15	137,443
Royal Bank of Scotland PLC	CAD	3,485	USD	2,646	12/15/15	36,696
Royal Bank of Scotland PLC	EUR	40,377	USD	45,049	12/15/15	2,374,445
Royal Bank of Scotland PLC	USD	598	CAD	791	12/15/15	(5,488)
Royal Bank of Scotland PLC	EUR	5,928	USD	6,460	3/18/16	176,863
Standard Chartered Bank	CHF	3,264	USD	3,278	12/15/15	102,563
Standard Chartered Bank	USD	1,786	GBP	1,178	12/15/15	(11,347)
State Street Bank & Trust Co.	USD	2,288	SEK	19,253	12/15/15	(79,305)
UBS AG	USD	4,210	CHF	4,075	12/15/15	(245,786)
UBS AG	USD	4,299	EUR	3,917	12/15/15	(159,427)

						$1,482,979

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Deutsche Bank AG:
FTSE EPRA/NAREIT Developed Real Estate Index	14,950	LIBOR Plus 0.20%	$59,990	9/15/16	$(3,061,042)
Receive Total Return on Reference Obligation
Bank of America, NA:
Russell 2000 Total Return Index	5,334	LIBOR Minus 0.30%	29,417	1/15/16	1,086,814
Citibank, NA:
S&P Midcap 400 Index	23,310	LIBOR Plus 0.07%	47,421	2/3/16	1,308,005
Goldman Sachs International:
MSCI Emerging Markets Index	190,657	LIBOR Minus 0.25%	70,680	10/17/16	(4,068,805)
Russell 2000 Total Return Index	192	LIBOR Minus 0.57%	1,064	4/15/16	34,338
Russell 2000 Total Return Index	559	LIBOR Minus 0.49%	3,098	4/15/16	99,684
Russell 2000 Total Return Index	1,814	LIBOR Minus 0.65%	9,942	9/15/16	437,747
S&P Midcap 400 Index	5,333	LIBOR Minus 0.05%	10,699	9/15/16	444,078

					$(3,719,181)

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.

(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $456,854 or 0.0% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $220,492,036 and gross unrealized depreciation of investments was $(45,695,040), resulting in net unrealized appreciation of $174,796,996.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB VOLATILITY MANAGEMENT

Country Breakdown*

November 30, 2015 (unaudited)

38.2%	United States
7.2%	Japan
5.9%	United Kingdom
3.0%	France
2.8%	Switzerland
2.8%	Germany
2.1%	Australia
1.3%	Hong Kong
1.0%	Spain
0.9%	Sweden
0.7%	Netherlands
0.6%	Italy
0.5%	Denmark
2.0%	Other
31.0%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Austria, Belgium, Canada, Chile, China, Colombia, Finland, Greece, Guernsey (Channel Islands), Ireland, Israel, Jersey (Channel Islands), Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore and South Africa.

AB Pooling Portfolios

AB Volatility Management

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$62,132,741		$71,067,519		$	– 0	–^	$133,200,260
Information Technology	86,442,908		16,607,967			– 0	–	103,050,875
Health Care	60,253,222		38,370,628			– 0	–	98,623,850
Consumer Discretionary	54,058,656		43,633,976			– 0	–	97,692,632
Industrials	44,195,186		44,027,355			178,177		88,400,718
Consumer Staples	41,294,069		37,664,806			– 0	–	78,958,875
Energy	29,032,548		16,071,231			– 0	–	45,103,779
Materials	11,771,934		21,398,897			– 0	–	33,170,831
Equity: Other	11,765,710		18,132,455			– 0	–	29,898,165
Telecommunication Services	9,681,653		16,208,249			– 0	–	25,889,902
Utilities	11,711,171		11,943,153			– 0	–	23,654,324
Retail	10,350,805		9,345,231			– 0	–	19,696,036
Residential	11,082,865		3,596,399			– 0	–	14,679,264
Office	6,445,131		3,588,668			– 0	–	10,033,799
Lodging	2,700,639		151,586			– 0	–	2,852,225
Investment Companies	3,264,978		– 0	–		– 0	–	3,264,978
Rights	26,104		– 0	–		– 0	–^	26,104
Preferred Stocks	– 0	–	– 0	–		6,901		6,901
Short-Term Investments:
Investment Companies	323,655,090		– 0	–		– 0	–	323,655,090
U.S. Treasury Bills	– 0	–	38,992,572			– 0	–	38,992,572
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,123,910		– 0	–		– 0	–	15,123,910

Total Investments in Securities	794,989,320		390,800,692			185,078		1,185,975,090
Other Financial Instruments*:
Assets:
Futures	129,854		6,868,144			– 0	–	6,997,998
Forward Currency Exchange Contracts	– 0	–	4,913,984			– 0	–	4,913,984
Total Return Swaps	– 0	–	3,410,666			– 0	–	3,410,666
Liabilities:
Futures	(212,228)		(2,652,299)			– 0	–	(2,864,527)
Forward Currency Exchange Contracts	– 0	–	(3,431,005)			– 0	–	(3,431,005)
Total Return Swaps	– 0	–	(7,129,847)			– 0	–	(7,129,847)

Total+	$794,906,946		$392,780,335			$185,078		$1,187,872,359

^	Amount less than $0.50
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Financials			Common Stocks - Industrials			Preferred Stocks
Balance as of 8/31/15	$	– 0	–^^	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		6,687			(164)
Purchases		– 0	–		– 0	–		7,065
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		171,490			– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 11/30/15	$	– 0	–^^		$178,177			$6,901

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$	– 0	–^^		$6,687			$(164)

	Rights			Total
Balance as of 8/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–^^		6,523
Purchases		– 0	–		7,065
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		171,490
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 11/30/15	$	– 0	–^^		$185,078	†

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$	– 0	–^^		$6,523

^^	Amount less than $0.50.
†	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 20, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 20, 2016